As filed with the Securities and Exchange Commission on August 22, 2001

                                                          Registration Nos. 333-
                                                                        811-4323


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                  [   ] Pre-Effective Amendment No.  ____

                  [   ] Post-Effective Amendment No. ____
                  (Check appropriate Box or Boxes)


                             CDC NVEST FUNDS TRUST I
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2801
                                 --------------
                        (Area Code and Telephone Number)

                399 Boylston Street, Boston, Massachusetts 02116
                ------------------------------------------------
          (Address of Principal Executive Offices, including Zip Code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                       As soon as practicable after this
                    Registration Statement becomes effective.
                       ----------------------------------
                 (Approximate Date of Proposed Public Offering)

                    CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933
--------------------------------------------------------------------------------
      The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on Section 24(f).

         It is proposed that this filing will become effective on September 21, 2001 pursuant to Rule 488.

                           JURIKA & VOYLES FUND GROUP

                             1999 Harrison Street
                                    Suite 700
                            Oakland, California 94612


Dear Shareholder:

         Your Fund will hold a special meeting of shareholders on November 16, 2001 at 9:00 a.m. Pacific time, at the offices of Jurika & Voyles, L.P. ("Jurika & Voyles"), located at 1999 Harrison Street, Suite 700, Oakland, California 94612. You will be asked to vote on the acquisition of your Fund by a Fund within the CDC Nvest Funds Family. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by a combined Prospectus/Proxy Statement that explains in more detail the proposals to be considered. Please refer to the "Questions and Answers" section of the Prospectus/Proxy Statement for an overview of the proposed transactions.

         We are proposing to merge each of the Funds within the Jurika & Voyles Fund Group into a Fund within the CDC Nvest Funds Family. Each share of your Fund would be exchanged at net asset value and on a tax-free basis for shares of the CDC Nvest Fund acquiring your Fund, as described in the enclosed Prospectus/Proxy Statement. Assuming the merger of your Fund is approved, you will receive shares of the following CDC Nvest Fund(s):

o If you are a shareholder of the Jurika & Voyles Small-Cap Fund, you will receive Class Y shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund (currently known as the "CDC Nvest Bullseye Fund"), a CDC Nvest Fund subadvised by Jurika & Voyles with investment strategies which, by the time of the merger, will be the same as the Jurika & Voyles Small-Cap Fund.

o If you are a shareholder of the Jurika & Voyles Balanced Fund, you will receive Class Y shares of CDC Nvest Balanced Fund, a CDC Nvest Fund that is subadvised by two subadvisers, Jurika & Voyles and Loomis, Sayles & Company, L.P.

o If you are a shareholder of the Jurika & Voyles Value+Growth Fund, you will receive Class Y shares of CDC Nvest Jurika & Voyles Relative Value Fund, a newly formed CDC Nvest Fund subadvised by Jurika & Voyles with the same investment goal and investment strategies as the Jurika & Voyles Value+Growth Fund.

         The fees and expenses you pay as a shareholder of your Fund will not increase as a result of the transaction through at least December 31, 2003 (December 31, 2004 for the CDC Nvest Jurika & Voyles Small Cap Growth Fund and CDC Nvest Jurika & Voyles Relative Value Fund).

         The acquisitions are being proposed because Jurika & Voyles, the investment adviser of the Jurika & Voyles Funds, believes shareholders would be better served as shareholders of funds in a larger fund complex and because Jurika & Voyles desires to focus its mutual fund activities on providing investment advice rather than on the range of fund sponsorship responsibilities it now has. Jurika & Voyles proposed that the Trustees approve the acquisition of each Fund by a CDC Nvest Fund with a similar investment goal and similar investment policies. The Trustees agreed that such acquisitions were in the best interests of the shareholders because, among other things, an alternative transaction, such as a liquidation, may have adverse tax consequences and the acquisitions would give the shareholders the ability to exchange their shares into a broader array of funds, all as more fully described in the enclosed Prospectus/Proxy Statement. After the acquisitions are consummated, Jurika & Voyles will manage the CDC Nvest Fund acquiring your Fund (or a segment of the acquiring Fund, in the case of the CDC Nvest Balanced Fund) as a subadviser, as described in greater detail in the enclosed Prospectus/Proxy Statement.


         REMEMBER - - YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN! PLEASE VOTE YOUR SHARES WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING.

         Your vote is extremely important, even if you only own a few Fund shares. Voting promptly is also essential. If we do not receive enough votes, we will have to resolicit shareholders. Your Fund is using D. F. King & Co., Inc. ("D. F. King"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from D. F. King reminding you to exercise your right to vote.

         You may vote simply by returning the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. You may also vote via the Internet or with a toll-free call from a touch-tone telephone. Please see your proxy card for more information and voting instructions. If you do vote electronically, you do not need to mail your proxy card. However, if you want to change your vote, you may do so using the proxy card, telephone or Internet.

         Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

         We appreciate your participation and prompt response in these matters and thank you for your participation in this important event.

Very truly yours,

[Signature]

Karl O. Mills
Chairman and President
Jurika & Voyles Fund Group


September ____, 2001

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD NOVEMBER 16, 2001

                           JURIKA & VOYLES FUND GROUP
                         Jurika & Voyles Small-Cap Fund
                          Jurika & Voyles Balanced Fund
                        Jurika & Voyles Value+Growth Fund

                                  800-584-6878


         NOTICE IS HEREBY GIVEN that Special Meetings of Jurika & Voyles Small-Cap Fund, Jurika & Voyles Balanced Fund and Jurika & Voyles Value+Growth Fund will be held at 9:00 a.m. Pacific time on Friday, November 16, 2001 at the offices of Jurika & Voyles, L.P., located at 1999 Harrison Street, Suite 700, Oakland, California 94612, for the following purposes:

1. To be voted on by shareholders of the Jurika & Voyles Small-Cap Fund: To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Jurika & Voyles Small-Cap Fund to, and the assumption of all of the liabilities of the Jurika & Voyles Small-Cap Fund by, the CDC Nvest Jurika & Voyles Small Cap Growth Fund in exchange for Class Y shares of the CDC Nvest Jurika & Voyles Small Cap Growth Fund, and the distribution of such shares to the shareholders of the Jurika & Voyles Small-Cap Fund in complete liquidation of the Jurika & Voyles Small-Cap Fund.

2. To be voted on by shareholders of the Jurika & Voyles Balanced Fund: To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Jurika & Voyles Balanced Fund to, and the assumption of all of the liabilities of the Jurika & Voyles Balanced Fund by, the CDC Nvest Balanced Fund in exchange for Class Y shares of the CDC Nvest Balanced Fund, and the distribution of such shares to the shareholders of the Jurika & Voyles Balanced Fund in complete liquidation of the Jurika & Voyles Balanced Fund.

3. To be voted on by shareholders of the Jurika & Voyles Value+Growth Fund: To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Jurika & Voyles Value+Growth Fund to, and the assumption of all of the liabilities of the Jurika & Voyles Value+Growth Fund by, the CDC Nvest Jurika & Voyles Relative Value Fund in exchange for Class Y shares of CDC Nvest Jurika & Voyles Relative Value Fund, and the distribution of such shares to the shareholders of the Jurika & Voyles Value+Growth Fund in complete liquidation of the Jurika & Voyles Value+Growth Fund.

4. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record at the close of business on September 28, 2001 are entitled to notice of and to vote at the meeting and any adjourned session.

                                   By order of the Board of Trustees,



                                   Scott A. Jaggers
                                   Treasurer, Secretary and Principal Financial
                                   Accounting Officer
                                   Jurika & Voyles Fund Group


September ____, 2001

            --------------------------------------------------------

                           PROSPECTUS/PROXY STATEMENT

            --------------------------------------------------------


                              September ____, 2001

Acquisition of the assets, and assumption
of the liabilities, of                        By and in exchange for Class Y shares of:

Jurika & Voyles Small-Cap Fund, a series      CDC Nvest Jurika & Voyles Small Cap Growth Fund,
of Jurika & Voyles Fund Group                 a series of CDC Nvest Funds Trust III
1999 Harrison Street                          399 Boylston Street
Suite 700                                     Boston, Massachusetts 02116
Oakland, California 94612                     800-225-5478
800-584-6878

Jurika & Voyles Balanced Fund, a series of    CDC Nvest Balanced Fund, a series of CDC
Jurika & Voyles Fund Group                    Nvest Funds Trust I
1999 Harrison Street                          399 Boylston Street
Suite 700                                     Boston, Massachusetts 02116
Oakland, California 94612                     800-225-5478
800-584-6878

Jurika & Voyles Value+Growth Fund, a series   CDC Nvest Jurika & Voyles Relative Value
of Jurika & Voyles Fund Group                 Fund, a series of CDC Nvest Funds Trust I
1999 Harrison Street                          399 Boylston Street
Suite 700                                     Boston, Massachusetts 02116
Oakland, California 94612                     800-225-5478
800-584-6878

         This combined Prospectus/Proxy Statement contains information you should know before voting on (i) the proposed acquisition of the Jurika & Voyles Small-Cap Fund (the "J&V Small-Cap Fund") by the CDC Nvest Jurika & Voyles Small Cap Growth Fund (the "CDC Small Cap Growth Fund"); (ii) the proposed acquisition of the Jurika & Voyles Balanced Fund (the "J&V Balanced Fund") by the CDC Nvest Balanced Fund (the "CDC Balanced Fund"); (iii) the proposed acquisition of the Jurika & Voyles Value+Growth Fund (the "J&V Value+Growth Fund" and, together with the J&V Small-Cap Fund and the J&V Balanced Fund, the "Acquired Funds") by CDC Nvest Jurika & Voyles Relative Value Fund (the "CDC Relative Value Fund" and, together with the CDC Small Cap Growth Fund and the CDC Balanced Fund, the "Acquiring Funds"); or (iv) any other proposals to be considered at a Special Meeting of Shareholders of each Acquired Fund (the "Meetings"), which will be held at 9:00 a.m. Pacific time on November 16, 2001 at the offices of Jurika & Voyles, 1999 Harrison Street, Suite 700, Oakland, California 94612. Please read this Prospectus/Proxy Statement and keep it for future reference.

         Proposal 1 relates to the acquisition of the J&V Small-Cap Fund by the CDC Small Cap Growth Fund (the "Small-Cap Fund Acquisition"). The investment goal of the CDC Small Cap Growth Fund is to seek long-term growth of capital. If the shareholders of the J&V Small-Cap Fund approve the Agreement and Plan of Reorganization for such Fund and the Small-Cap Fund Acquisition occurs, the J&V Small-Cap Fund will transfer all of its assets and liabilities to the CDC Small Cap Growth Fund in exchange for Class Y shares of the CDC Small Cap Growth Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, such Class Y shares will be distributed pro rata to the shareholders of the J&V Small-Cap Fund in liquidation of the J&V Small-Cap Fund, and the shareholders of the J&V Small-Cap Fund will become shareholders of the CDC Small Cap Growth Fund. The J&V Small-Cap Fund and the CDC Small Cap Growth Fund are collectively referred to in this Prospectus/Proxy Statement as the "Small Cap Funds."

         Proposal 2 relates to the acquisition of the J&V Balanced Fund by the CDC Balanced Fund (the "Balanced Fund Acquisition"). The investment goal of the CDC Balanced Fund is to seek a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. If the shareholders of the J&V Balanced Fund approve the Agreement and Plan of Reorganization for such Fund and the Balanced Fund Acquisition occurs, the J&V Balanced Fund will transfer all of its assets and liabilities to the CDC Balanced Fund in exchange for Class Y shares of the CDC Balanced Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, such Class Y shares will be distributed pro rata to the shareholders of the J&V Balanced Fund in liquidation of the J&V Balanced Fund, and the shareholders of the J&V Balanced Funds will become shareholders of the CDC Balanced Fund. The J&V Balanced Fund and the CDC Balanced Fund are collectively referred to in this Prospectus/Proxy Statement as the "Balanced Funds."

         Proposal 3 relates to the acquisition of the J&V Value+Growth Fund by the CDC Relative Value Fund (the "Value+Growth Fund Acquisition" and, together with the Small-Cap Fund Acquisition and the Balanced Fund Acquisition, the "Acquisitions"). The investment goal of the CDC Relative Value Fund is to seek long-term capital appreciation. If the shareholders of the J&V Value+Growth Fund approve the Agreement and Plan of Reorganization for such Fund and the Value+Growth Fund Acquisition occurs, the J&V Value+Growth Fund will transfer all of its assets and liabilities to the CDC Relative Value Fund in exchange for Class Y shares of the CDC Relative Value Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, such Class Y shares will be distributed pro rata to the shareholders of the J&V Value+Growth Fund in liquidation of the J&V Value+Growth Fund, and the shareholders of the J&V Value+Growth Fund will become shareholders of the CDC Relative Value Fund. The J&V Value+Growth Fund and the CDC Relative Value Fund are collectively referred to in this Prospectus/Proxy Statement as the "Value Funds."

         The CDC Relative Value Fund is newly formed and will not commence operations until the closing of the Value+Growth Fund Acquisition. The CDC Small Cap Growth Fund (formerly the CDC Nvest Bullseye Fund) and the CDC Balanced Fund are existing funds in the CDC Nvest Funds family.

         The Trustees of the Jurika & Voyles Fund Group have set September 28, 2001, as the record date (the "Record Date") for determining which shareholders of the Acquired Funds are entitled to vote at the Meetings and any adjourned session.

         The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

         o The current Prospectus for the Acquired Funds, dated October 27, 2000, as supplemented.

         o The Statement of Additional Information of the Acquired Funds, dated October 27, 2000, as supplemented (including the Report of Independent Accountants and financial statements in respect of the Acquired Funds incorporated therein by reference).

         o The current Statements of Additional Information of CDC Nvest Funds Trust I and CDC Nvest Funds Trust III, each dated May 1, 2001, as supplemented (together, the "CDC Statement of Additional Information").

         o The Report of Independent Accountants and financial statements included in the Annual Report to shareholders of the CDC Balanced Fund and the Annual Report to shareholders of the CDC Small Cap Growth Fund (formerly the CDC Nvest Bullseye Fund), each for the period ended December 31, 2000.

         o The financial statements included in the Semi-Annual Report to shareholders of the CDC Balanced Fund and the Semi-Annual Report to shareholders of the CDC Small Cap Growth Fund, each for the period ended June 30, 2001.

         o The Report of Independent Accountants and financial statements included in the Annual Report to shareholders of the Jurika & Voyles Fund Group for the period ended June 30, 2001.

         o A Statement of Additional Information dated September __, 2001, relating to the transactions described in this Prospectus/Proxy Statement (the "Merger Statement of Additional Information" and, together with the CDC Statement of Additional Information, the "SAI").

         This Prospectus/Proxy Statement concisely sets forth information about the Acquiring Funds that a prospective investor ought to know before investing and should be retained for future reference. Each Acquired Fund has previously sent its Annual Report to its shareholders. The CDC Small Cap Growth Fund and the CDC Balanced Fund have previously sent their Annual Reports and Semi-Annual Reports to their shareholders. For a free copy of these Reports or any of the documents listed above related to the Acquired Funds, you may call 800-584-6878 or you may write to your Fund at the address listed on the cover of this Prospectus/Proxy Statement. For a free copy of the Reports and other documents listed above related to the Acquiring Funds, you may call 800-225-5478 or you may write to the appropriate Acquiring Fund at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain many of these documents by accessing the web site of your Fund at www.jurika.com or the web site of the Acquiring Funds at www.cdcnvestfunds.com. Text-only versions of all the documents listed above can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

         Acquiring Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                Table of Contents

QUESTIONS AND ANSWERS.......................................................1
PROPOSAL 1 - THE SMALL-CAP FUND ACQUISITION.................................9
   INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS.............10
   INFORMATION ABOUT THE SMALL-CAP FUND ACQUISITION........................11
PROPOSAL 2 - THE BALANCED FUND ACQUISITION.................................14
   INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS.............15
   INFORMATION ABOUT THE BALANCED FUND ACQUISITION.........................16
PROPOSAL 3 - THE VALUE+GROWTH FUND ACQUISITION.............................19
   INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS.............19
   INFORMATION ABOUT THE VALUE+GROWTH FUND ACQUISITION.....................20
INFORMATION APPLICABLE TO PROPOSALS 1, 2 AND 3.............................23
   Reasons for the Acquisitions............................................23
   Terms of Each Agreement and Plan of Reorganization......................25
   Federal Income Tax Consequences.........................................27
   Declarations of Trust...................................................28
INFORMATION REGARDING VOTING AND CONDUCT OF MEETINGS.......................31
OTHER INFORMATION..........................................................33
Appendix A-1..............................................................A-1
Appendix A-2..............................................................A-5
Appendix A-3..............................................................A-9
Appendix A-4.............................................................A-12
Appendix B................................................................B-1
Appendix C................................................................C-1
Appendix D................................................................D-1
Appendix E................................................................E-1
Appendix F................................................................F-1
Appendix G................................................................G-1

QUESTIONS AND ANSWERS

         The following questions and responses provide an overview of key features of the Acquisitions and of the information contained in this combined Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1.       What is being proposed?

         The Trustees of the Acquired Funds are recommending in Proposal 1 that the CDC Small Cap Growth Fund acquire the J&V Small-Cap Fund, in Proposal 2 that the CDC Balanced Fund acquire the J&V Balanced Fund, and in Proposal 3 that the CDC Relative Value Fund acquire the J&V Value+Growth Fund. If the Proposal relating to your Fund is approved, you will receive Class Y shares of the relevant Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the closing of the relevant Acquisition. The Acquisitions are currently scheduled to take place on or around November 30, 2001. Please note that the closing of each Acquisition is not conditioned on the closing of the other Acquisitions. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the relevant Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy Statement, even if the shareholders of another Acquired Fund have not approved their Fund's Acquisition.

2.       Why are the Acquisitions being proposed?

         Jurika & Voyles, L.P. ("Jurika & Voyles"), the investment adviser of the Acquired Funds, is proposing the Acquisitions because it believes shareholders would be better served as shareholders of funds in a larger fund complex and because Jurika & Voyles desires to focus its mutual fund activities on providing investment advice rather than on the range of fund sponsorship activities it now has. The Trustees of the Jurika & Voyles Fund Group recommend approval of the Acquisitions because of the advantages that the Acquisitions offer. These advantages include the following:

         o the expected tax-free nature of the Acquisitions, as opposed to the alternatives (e.g., liquidation of the Acquired Funds);

         o access to a broader distribution network, which may lead to increased asset flows and ultimately lower fund expenses;

         o  the ability to exchange into a broader array of funds;

         o the expense caps that CDC IXIS Asset Management Advisers, L.P., the Acquiring Funds' investment adviser ("CDC IXIS Advisers"), will implement for the Acquiring Funds, which will ensure that the expense ratios of each Acquiring Fund will be the same as or lower than the expense ratios of the corresponding Acquired Fund until December 31, 2004 for the CDC Small

            Cap Fund and the CDC Relative Value Fund, and December 31, 2003 for the CDC Balanced Fund; and

         o shareholders will receive Class Y shares of the Acquiring Funds; Class Y shares, the lowest cost share class offered by the Acquiring Funds, are not subject to any sales charges, 12b-1 fees, redemption fees or special service fees.

Please review "Reasons for the Acquisitions" in the section entitled "Information Applicable to Proposals 1, 2 and 3" of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. How do the investment goals and strategies of your Acquired Fund and its Acquiring Fund compare?

         As described in greater detail below, the investment goals and principal strategies of each Acquired Fund and its Acquiring Fund are very similar to each other.

o The investment goals and strategies of the CDC Small Cap Growth Fund and J&V Small-Cap Fund are nearly identical. The CDC Small Cap Growth Fund is an existing CDC Nvest Fund whose investment strategies are currently being changed to make them nearly identical to those of the J&V Small-Cap Fund. Jurika & Voyles, the investment adviser of the J&V Small-Cap Fund, is the subadviser of the CDC Small Cap Growth Fund.

o The investment goals and strategies of the CDC Balanced Fund and the J&V Balanced Fund are also very similar. Both Funds seek to provide investors with a combination of long-term capital appreciation and current income. Jurika & Voyles manages the CDC Balanced Fund; Jurika & Voyles serves as the subadviser to the Equity Value component of the CDC Balanced Fund. Another affiliate of CDC IXIS Advisers manages the Equity Growth and Fixed Income components of the CDC Balanced Fund.

o The investment goals and strategies of the CDC Relative Value Fund and the J&V Value+Growth Fund are identical. The CDC Relative Value Fund is a new fund which was recently organized in anticipation of the Value+Growth Fund Acquisition. Because it was formed specifically to acquire the assets and liabilities of the J&V Value+Growth Fund, the CDC Relative Value Fund was created with an investment goal and investment strategies which are identical to those of the J&V Value+Growth Fund. Both Funds seek long-term capital appreciation as an investment goal. Jurika & Voyles serves as the investment adviser of the J&V Value+Growth Fund and will serve as the subadviser of the CDC Relative Value Fund.

         The investment goals and principal investment strategies of the CDC Small Cap Growth Fund, CDC Balanced Fund and CDC Relative Value Fund are set forth in Appendix A-1, Appendix A-2 and Appendix A-3, respectively.

4. How do the management fees and expenses of the Acquiring Funds compare to the fees and expenses of the Acquired Funds, and what are the fees and expenses estimated to be following the Acquisitions?

         The following tables allow you to compare the management fees and expenses of each Acquired Fund and each Acquiring Fund and to analyze the estimated expenses that CDC IXIS Advisers expects the combined funds to bear in the first year following the Acquisitions.

         Class Y shares of each Acquiring Fund are not subject to any sales charges, 12b-1 fees, redemption fees or special service fees. In contrast, the Acquired Funds are subject to a 1.00% redemption and exchange fee on shares held for less than 30 days.

         Annual Fund Operating Expenses are deducted from each Fund. They include management and administration fees, and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the tables below represent expenses incurred by each Acquired Fund, estimated expense information for the CDC Small Cap Growth Fund (Class Y shares will first be offered in connection with the Small-Cap Fund Acquisition), expenses incurred by the CDC Balanced Fund for the twelve months ended June 30, 2001, estimated expense information for the CDC Relative Value Fund (which has not yet commenced operations), and expenses that CDC IXIS Advisers estimates each Acquiring Fund would have incurred during the twelve months ended June 30, 2001, after giving effect to the relevant acquisition on a pro forma basis assuming the relevant Acquisition had occurred as of July 1, 2000.

Shareholder Fees (fees paid directly from your investment)

                               Each Acquired Fund               Each Acquiring Fund -- Class Y
                               ------------------               ------------------------------
Exchange fee (1)                     1.00%                                  None
----------------------------------------------------------------------------------------------
Redemption fee (1)                   1.00%                                  None
----------------------------------------------------------------------------------------------

(1) Each Acquired Fund charges a 1.00% redemption and exchange fee on shares held less than 30 days. The Acquired Funds' transfer agent charges a $10.00 service fee on wire redemptions; the Acquiring Funds' transfer agent charges a $5.00 service fee on wire redemptions.

Annual Fund Operating Expenses (deducted directly from Fund assets, as a percentage of average daily net assets)

A. Small Cap Funds

                                      J&V Small-Cap Fund                CDC Small Cap Growth Fund-Class Y
                                      ------------------                ---------------------------------
Management fee (1)                          1.00%                                     0.95%
-------------------------------------------------------------------------------------------------------------
Distribution and
service (12b-1) fees                         None                                      None
-------------------------------------------------------------------------------------------------------------
Other expenses                              0.94%                                     1.25%
-------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses                          1.94%                                     2.20%
-------------------------------------------------------------------------------------------------------------
Fee waiver and/or
expense reimbursement (2)                  (0.44)%                                   (0.70)%
-------------------------------------------------------------------------------------------------------------
Net expenses                                1.50%                                     1.50%
-------------------------------------------------------------------------------------------------------------

                                    CDC Small Cap Growth Fund-Class Y
                                    ---------------------------------
                                               (pro forma)
Management fee(1)                                 0.95%
----------------------------------------------------------------------------
Distribution and service (12b-1)                  None
fees
----------------------------------------------------------------------------
Other expenses                                    0.62%
-----------------------------------------------------------------------------
Total annual fund operating                       1.57%
expenses
-----------------------------------------------------------------------------
Fee waiver and/or expense                        (0.07)%
reimbursement(2)
-----------------------------------------------------------------------------
Net expenses                                      1.50%
-----------------------------------------------------------------------------

(1) The management fee paid by the CDC Small Cap Growth Fund is as follows:
0.95% of the Fund's average daily net assets for the first $200 million in assets, 0.90% of the Fund's average daily net assets for the next $300 million in assets, and 0.85% of the Fund's average daily net assets for amounts in excess of $500 million.

(2) Jurika & Voyles is contractually obligated until June 30, 2010 to reduce its fees and absorb expenses to limit the J&V Small-Cap Fund's total annual operating expenses to 1.50% of the Fund's average daily net assets. Jurika & Voyles shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise), provided that the aggregate amount of the J&V Small-Cap Fund's current operating expenses for such fiscal year does not exceed the 1.50% limitation. Beginning upon the closing of the Small-Cap Fund Acquisition and until December 31, 2004, CDC IXIS Advisers is contractually obligated to reduce its fees and absorb expenses to limit the CDC Small Cap Growth Fund's total annual operating expenses with respect to its Class Y shares to 1.50% of the Fund's average daily net assets. CDC IXIS Advisers shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the CDC Small Cap Growth Fund's expenses fall below the rates set forth above; provided, however, that the Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

B.  Balanced Funds

                                           J&V Balanced Fund                  CDC Balanced Fund-Class Y
                                           -----------------                  -------------------------
Management fee(1)                                0.70%                                  0.75%
--------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees             None                                   None
--------------------------------------------------------------------------------------------------------------
Other expenses                                   0.62%                                  0.40%
--------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses             1.32%                                  1.15%
--------------------------------------------------------------------------------------------------------------
Fee waiver and/or expense
reimbursement(2)                                (0.37)%                                (0.00)%
--------------------------------------------------------------------------------------------------------------
Net expenses                                     0.95%                                  1.15%
--------------------------------------------------------------------------------------------------------------

                                       CDC Balanced Fund-Class Y
                                       -------------------------
                                              (pro forma)
Management fee(1)                                0.75%
----------------------------------------------------------------------------
Distribution and service (12b-1) fees            None
----------------------------------------------------------------------------
Other expenses                                   0.36%
----------------------------------------------------------------------------
Total annual fund operating                      1.11%
expenses
----------------------------------------------------------------------------
Fee waiver and/or expense                       (0.16)%
reimbursement(2)
----------------------------------------------------------------------------
Net expenses                                     0.95%
----------------------------------------------------------------------------

(1) The management fee paid by the CDC Balanced Fund is as follows: 0.75% of the Fund's average daily net assets for the first $200 million in assets, 0.70% of the Fund's average daily net assets for the next $300 million in assets, and 0.65% of the Fund's average daily net assets for amounts in excess of $500 million.

(2) Jurika & Voyles is contractually obligated until June 30, 2010 to reduce its fees and absorb expenses to limit the J&V Balanced Fund's total annual operating expenses to 0.95% of the Fund's average daily net assets. Jurika & Voyles shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise), provided that the aggregate amount of the J&V Balanced Fund's current operating expenses for such fiscal year does not exceed the 0.95% limitation. Beginning upon the closing of the Balanced Fund Acquisition and until December 31, 2003, CDC IXIS Advisers will be contractually obligated to reduce its fees and absorb expenses to limit the CDC Balanced Fund's total annual operating expenses with respect to its Class Y shares to 0.95% of the Fund's average daily net assets. CDC IXIS Advisers shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the CDC Balanced Fund's expenses fall below the rates set forth above; provided, however, that the Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

C.       Value Funds

                                          J&V Value+Growth Fund              CDC Relative Value Fund-Class Y
                                          ---------------------              -------------------------------
                                                                                (estimated and pro forma)
                                                                                -------------------------
Management fee(1)                                 0.85%                                   0.85%
---------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees             None                                    None
---------------------------------------------------------------------------------------------------------------------
Other expenses                                    0.77%                                   0.73%
---------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses              1.62%                                   1.58%
---------------------------------------------------------------------------------------------------------------------
Fee waiver and/or expense
reimbursement(2)                                 (0.37)%                                 (0.33)%
---------------------------------------------------------------------------------------------------------------------
Net expenses                                      1.25%                                   1.25%
---------------------------------------------------------------------------------------------------------------------

         (1) The management fee payable by the CDC Relative Value Fund is as follows: 0.85% of the Fund's average daily net assets for the first $500 million in assets, and 0.80% of the Fund's average daily net assets in excess of $500 million.

         (2) Jurika & Voyles is contractually obligated until June 30, 2010 to reduce its fees and absorb expenses to limit J&V Value+Growth Fund's total annual operating expenses to 1.25% of the Fund's average daily net assets. Jurika & Voyles shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise), provided that the aggregate amount of the J&V Value+Growth Fund's current operating expenses for such fiscal year does not exceed the 1.25% limitation. Until December 31, 2004, CDC IXIS Advisers is contractually obligated to reduce its fees and absorb expenses to limit the CDC Relative Value Fund's total annual operating expenses with respect to its Class Y shares to 1.25% of the Fund's average daily net assets. CDC IXIS Advisers shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the CDC Relative Value Fund's expenses fall below the rates set forth above; provided, however, that the Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

Expense Examples
(your actual costs may be higher or lower)

The following examples help you compare the cost of investing in your Acquired Fund with the cost of investing in the Acquiring Fund, both currently and on a pro forma basis, and also allows you to compare this with the cost of investing in other mutual funds. The examples, which are based on the net expenses shown above, use the following hypothetical conditions:

   o  $10,000 initial investment

   o  5% total return for each year

   o  Each Fund's operating expenses remain the same

   o  Assumes reinvestment of all dividends and distributions

Although your actual costs and returns may be higher or lower, the examples show what your costs would be based on these assumptions.

A.       Small Cap Funds

                                                   1 Year          3 Years         5 Years       10 Years
J&V Small-Cap Fund*                                 $153            $474            $818          $2,062

CDC Small Cap Growth Fund**
Class Y                                             $153            $474            $976          $2,358

CDC Small Cap Growth Fund****
(pro forma)
Class Y                                             $153            $474            $834          $1,849

B.       Balanced Funds

J&V Balanced Fund*
                                                     $97            $303            $525          $1,408

CDC Balanced Fund***
Class Y                                             $117            $365            $633          $1,398

CDC Balanced Fund****
(pro forma)
Class Y                                              $97            $337            $596          $1,337

C.       Value Funds

J&V Value+Growth Fund*                              $127            $397            $686          $1,746

CDC Relative Value Fund****
(estimated and pro forma)
Class Y                                             $127            $397

* The Examples for the Acquired Funds are based on the Net Expenses for the 1 Year, 3 Year and 5 Year Periods and Total Annual Fund Operating Expenses thereafter.

** The Examples for the CDC Small Cap Growth Fund are based on the Net Expenses for the 1 Year and 3 Year periods and Total Annual Fund Operating Expenses thereafter.

*** The Examples for the CDC Balanced Fund are based on the Total Annual Fund Operating Expenses shown above.

**** The pro forma Examples are based on the Net Expenses for the 1 Year and 3
     Year periods (for the CDC Small Cap Growth Fund and CDC Relative Value
     Fund) or the 1 Year period (for the CDC Balanced Fund), and on the Total Annual Fund Operating Expenses thereafter.

         Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Expenses Examples are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the twelve months ended June 30, 2001.

         Please see Appendix A-1, Appendix A-2 and Appendix A-3 for additional information about the management of the Acquiring Funds.

5. What class of shares will you receive in the applicable Acquiring Fund if the Acquisitions occur?

         You will receive Class Y shares of the applicable Acquiring Fund. Class Y is the lowest-cost share class offered by the Acquiring Funds. Class Y shares of each Acquiring Fund are not subject to any sales charges, 12b-1 fees, redemption fees or special service fees. In contrast, the shares of the Acquired Funds are subject to a 1.00% redemption and exchange fee on shares held for less than 30 days. Class Y shares typically require a minimum investment of $1,000,000 (except for certain institutional investors that are subject to smaller or no investment minimums). The minimum investment requirement has been waived with respect to the Acquisitions so that shareholders of the Acquired Funds may receive Class Y shares in connection with the Acquisitions regardless of the amount invested. For more information regarding investment restrictions with respect to Class Y shares, see Appendix C.

6. How do the procedures for the purchase, sale and exchange of Acquiring Fund shares compare to such procedures for Acquired Fund shares?

         The purchase, sale and exchange procedures of the Acquiring Funds are different from those of the Acquired Funds.

         You may purchase shares of the Acquiring Funds at their net asset value next determined after receipt of your purchase order directly from CDC Nvest Funds or through your investment dealer or other financial intermediary. Each Funds' net asset value is normally determined each business day at 4:00 p.m. Eastern time.

         Unlike shares of the Acquired Funds, Class Y shares of each Acquiring Fund are not subject to a redemption fee. Class Y shares of the Acquiring Funds are sold at the next net asset value calculated after an order is received.

         You may exchange Class Y shares of the Acquiring Funds for Class Y shares of any other CDC Nvest Fund that offers Class Y shares. You may also exchange your Class Y shares (load free) into Class A shares of any CDC Nvest Money Market Fund or CDC Nvest Fund that does not offer Class Y shares. Unlike the shares of the Acquired Funds, Class Y shares of the Acquiring Funds are not subject to an exchange fee.

         Further information regarding buying, selling and exchanging shares of the Acquiring Funds can be found in Appendix C.

7. How do the dividend and distribution procedures and policies of the Acquiring Funds compare to the dividend and distribution procedures and policies of the Acquired Funds?

         The distribution procedures of the Acquiring Funds are similar to those of the Acquired Funds.

         Each Acquired Fund and Acquiring Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The J&V Small-Cap Fund, J&V Value+Growth Fund, CDC Small Cap Growth Fund and CDC Relative Value Fund distribute net investment income annually. The J&V Balanced Fund and CDC Balanced Fund distribute net investment income quarterly. Each Acquired Fund and Acquiring Fund expects to distribute all net realized long- and short-term capital gains annually.

         Investors of each Acquired Fund and Acquiring Fund generally may choose to receive distributions in cash, in shares of the distributing Fund, or in shares of another J&V Fund (with respect to distributions of net investment income of the Acquired Funds) or CDC Nvest Fund that offers Class Y shares (in the case of the Acquiring Funds).

         Further information regarding the distribution procedures of the Acquiring Funds can be found in Appendix C.

8.       Will you be permitted to redeem your shares prior to the Acquisitions?

         You are not required to remain a shareholder of your Fund until the Acquisitions. Prior to an Acquisition, you may redeem your shares, as described in the current prospectus of the Acquired Funds.

9.       What are the federal income tax consequences of the Acquisitions?

         Each Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds, or any such Fund's shareholders, as a result of the Acquisitions. Furthermore, the cost basis and holding period of your Acquired Fund shares are expected to carry over to your new shares in the applicable Acquiring Fund. The federal income tax consequences of the Acquisitions are described under "Information Applicable to Proposal 1, 2 and 3 - Federal Income Tax Consequences.

PROPOSAL 1 - THE Small-Cap Fund ACQUISITION

The Proposal. You are being asked to approve an Agreement and Plan of Reorganization, pursuant to which the CDC Small Cap Growth Fund shall acquire the assets and liabilities of the J&V Small-Cap Fund in exchange for Class Y shares of the CDC Small Cap Growth Fund. A form of Agreement and Plan of Reorganization is attached as Appendix B to this Prospectus/Proxy Statement. It is important to note that by approving the Agreement and Plan of Reorganization, you are also approving the Small-Cap Fund Acquisition pursuant to the Agreement and Plan of Reorganization.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

What are the principal investment risks of the CDC Small Cap Growth Fund, and how do they compare with those of the J&V Small-Cap Fund? The principal risks associated with each Small Cap Fund are very similar. The CDC Small Cap Growth Fund is an existing CDC Nvest Fund whose investment strategies are currently being changed to make them nearly identical to those of the J&V Small-Cap Fund. Jurika & Voyles, the investment adviser of the J&V Small-Cap Fund, is the subadviser of the CDC Small Cap Growth Fund.

         Because both Small Cap Funds invest primarily in equity securities, they are subject to the risks commonly associated with investing in stocks, such as the risk of losing money due to drops in the stock's value or the stock market as a whole. In addition, both Small Cap Funds invest in companies with small market capitalizations, which may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could also adversely affect the value of a Fund's investment portfolio.

         For more information about the principal investment risks of the CDC Small Cap Growth Fund, please see Appendix A-1 and Appendix A-4. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

How do the investment goals and principal investment strategies of the CDC Small Cap Growth Fund compare with those of the J&V Small-Cap Fund? As noted above, the CDC Small Cap Growth Fund is an existing CDC Nvest Fund subadvised by Jurika & Voyles whose investment strategies are being changed to make them nearly identical to those of the J&V Small-Cap Fund.

o The investment goal of the J&V Small-Cap Fund is to maximize long-term capital appreciation. The investment goal of the CDC Small Cap Growth Fund is long-term growth of capital.

o Both Small Cap Funds invest at least 80% of their assets in companies with market capitalizations within the Russell 2000 Index, a nationally recognized index of small-cap companies.

o Likewise, the Small Cap Funds' other investment strategies are nearly identical, and the investment portfolios of both Small Cap Funds are managed by Jurika & Voyles.

For a summary of the investment goals and principal investment strategies of the CDC Small Cap Growth Fund, please see Appendix A-1.

Please note that the CDC Small Cap Growth Fund is currently named the "CDC Nvest Bullseye Fund." The current Bullseye Fund is subadvised by Jurika & Voyles, but has different investment strategies than those described in this Prospectus/Proxy Statement for the CDC Small Cap Growth Fund. The investment strategies of the Bullseye Fund are currently in the process of being changed to conform to the strategies described in

Appendix A-1 and in this subsection. As discussed above, when completed, these strategies will be nearly identical to those of the J&V Small-Cap Fund. In addition to the planned investment strategy changes, it is also intended that Jon Hickman, the current portfolio manager of the J&V Small-Cap Fund, will become portfolio manager of the CDC Small Cap Growth Fund. This process is expected to be completed, and the Fund's name changed, on or around November 12, 2001.


INFORMATION ABOUT THE SMALL-CAP FUND ACQUISITION

         Please see the section entitled "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement, which contains a summary of the reasons for the Acquisitions, the terms of each Agreement and Plan of Reorganization, the federal income tax consequences of each Acquisition and the terms of the Agreement and Declaration of Trust of each of CDC Nvest Funds Trust I and CDC Nvest Funds Trust III.

Shares You Will Receive. If the Small-Cap Fund Acquisition occurs, you will receive Class Y shares in the CDC Small Cap Growth Fund. The shares you receive will have the following characteristics:

o The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the closing of the Small-Cap Fund Acquisition.


o Your CDC Small Cap Growth Fund Class Y shares will not bear any sales charges, redemption fees or contingent deferred sales charges ("CDSCs").

o The procedures for buying and selling your shares will change as a result of the Small-Cap Fund Acquisition. Please refer to Appendix C for more information regarding how you may buy and sell Acquiring Fund shares.

o You will have different exchange options than you currently have as a shareholder of the J&V Small-Cap Fund. Please refer to Appendix C for more information about how you may exchange Acquiring Fund shares.

o You will have substantially similar voting rights as you currently have as a shareholder of the J&V Small-Cap Fund, but as a shareholder of the CDC Small Cap Growth Fund and of CDC Nvest Funds Trust III. For more information on your voting rights as an Acquiring Fund shareholder, see the section entitled "Declarations of Trust" in "Information Applicable to Proposals 1, 2 and 3."

         Information concerning the capitalization of each of the Small Cap Funds is contained in Appendix E.

Performance Information. The charts below show the percentage gain or loss in each calendar year since inception for the shares of the J&V Small-Cap Fund and the Class A shares of the CDC Small Cap Growth Fund. They should give you a general idea of how each Small Cap Fund's return has varied from year to year. The charts include the effects of Fund expenses. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of the Fund's expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower.

         The returns shown in the chart and table below for the CDC Small Cap Growth Fund are for its Class A shares which are not offered in this combined Prospectus/Proxy Statement. This is because Class Y shares of the CDC Small Cap Growth Fund have not yet been offered (they will first be offered in connection with the Small-Cap Fund Acquisition). Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Classes A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Classes A, B and C shares because Class A shares are subject to sales charges and higher expenses. No performance information for Class Y shares is available because Class Y shares do not have a full year of performance.

         As discussed above, the CDC Small Cap Growth Fund, formerly known as the CDC Nvest Bullseye Fund, is currently in the process of changing its investment strategies to make them nearly identical to those of the J&V Small-Cap Fund. The performance results shown below for the CDC Small Cap Growth Fund may have been different under the CDC Small Cap Growth Fund's new investment strategies and policies. The performance results shown below do not necessarily indicate how the CDC Small Cap Growth Fund will perform in the future.

         Additional discussion of the manner of calculation of total return is contained in the J&V Small-Cap Fund's Statement of Additional Information and in the SAI, which are incorporated by reference in this Prospectus/Proxy Statement.

J&V Small-Cap Fund

--------------------------------------------------------------------------------
         1995         1996         1997         1998         1999        2000
--------------------------------------------------------------------------------
 60%
--------------------------------------------------------------------------------
                                                             55.83%
--------------------------------------------------------------------------------
 55%
--------------------------------------------------------------------------------
        52.21%
--------------------------------------------------------------------------------
 50%
--------------------------------------------------------------------------------
 45%
--------------------------------------------------------------------------------
 40%
--------------------------------------------------------------------------------
 35%
--------------------------------------------------------------------------------
                      32.16%
--------------------------------------------------------------------------------
 30%
--------------------------------------------------------------------------------
 25%
--------------------------------------------------------------------------------
                                   23.86%
--------------------------------------------------------------------------------
 20%
--------------------------------------------------------------------------------
 15%
--------------------------------------------------------------------------------
 10%
--------------------------------------------------------------------------------
  5%
--------------------------------------------------------------------------------
  0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         1995         1996         1997         1998         1999        2000
--------------------------------------------------------------------------------
 -5%
--------------------------------------------------------------------------------
-10%
--------------------------------------------------------------------------------
                                                (14.32)%
--------------------------------------------------------------------------------
-15%                                                                     -16.41%
--------------------------------------------------------------------------------

The Fund's year-to-date total return    For period shown in bar chart:
through June 30, 2001 was 8.27%.       Best quarter: Fourth quarter 1999, +41.85%
                                        Worst quarter: Third quarter 1998, -24.55%

CDC Small Cap Growth Fund - Class A Shares

-------------------------------
           1999        2000
-------------------------------
60%
-------------------------------
55%
-------------------------------
50%
-------------------------------
45%
-------------------------------
40%
-------------------------------
          36.68%
-------------------------------
35%
-------------------------------
30%
-------------------------------
25%
-------------------------------
20%
-------------------------------
15%
-------------------------------
10%
-------------------------------
5%
-------------------------------
0%
-------------------------------
-5%
-------------------------------
-10%
-------------------------------
                     (11.16)%
-------------------------------
-15%
-------------------------------

The Fund's year-to-date total return through       For period shown in bar chart:
June 30, 2001 was -1.24%.                          Best quarter: Fourth Quarter 1999, +43.96%
                                                   Worst quarter: Third Quarter 1998, -12.49%

The following tables list each Fund's average annual total return for the shares of the J&V Small-Cap Fund for the one-year, five-year and since-inception periods ending December 31, 2000 and for Class A shares of the CDC Small Cap Growth Fund for the one-year and since-inception periods ending December 31, 2000, including the applicable sales charges for Class A shares of the CDC Small Cap Growth Fund. These tables are intended to provide you with some indication of the risks of investing in the Small Cap Funds. At the bottom of each table, you can compare the Small Cap Funds' performance with an index and an average. Unlike the Small Cap Funds, indices are not investments and are not professionally managed. Unlike the returns of the Small Cap Funds, indices do not reflect ongoing management, distribution and operating expenses. The returns of the Lipper Small-Cap Core Funds Average has been adjusted for these expenses, but do not reflect sales charges. You may not invest directly in indices or averages.

J&V Small-Cap Fund

                                Inception                                 Since
                                  Date         1 Year      5 Years      Inception
J&V Small-Cap Fund               9/30/94      -16.41%       12.80%        18.95%
-------------------------------------------------------------------------------------
Russell 2000 Index                 N/A         -3.02%       10.31%        12.23%
-------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds        N/A          6.93%       12.44%        14.41%
Average
-------------------------------------------------------------------------------------

CDC Small Cap Growth Fund

                               Inception                        Since
                                 Date          1 Year         Inception
Class A                        3/31/98        -16.17%           5.52%
---------------------------------------------------------------------------
Russell 2000 Index               N/A           -3.02%           1.48%
---------------------------------------------------------------------------
Lipper Small-Cap Core Funds      N/A            6.93%           3.31%
Average
---------------------------------------------------------------------------

o The Small Cap Funds are compared to the Russell 2000 Index, which is a nationally recognized index consisting of 2,000 small-cap stocks. With respect to the CDC Small Cap Growth Fund, the Russell 2000 Index replaced the S&P 500 Index (an unmanaged index of U.S. large capitalization common stocks) as the Fund's comparative index because CDC IXIS Advisers believes that the Russell 2000 is more representative of the Fund's investment strategies. For the periods ended December 31, 2000, the 1 Year and Since Inception average annual total returns of the S&P 500 were -9.10% and 8.18%, respectively.

o The Small Cap Funds' returns are also compared to Lipper, Inc. Small-Cap Core Funds Average, an unmanaged, net asset value weighted index of 30 mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization and the S&P Small-Cap 600 Index. With respect to the CDC Small Cap Growth Fund, the Lipper Small-Cap Core Funds Average replaced the Lipper Multi-Cap Core Value Funds Average (the average performance without sales charges of funds that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time as calculated by Lipper, Inc.) because CDC IXIS Advisers believes that the Lipper Small-Cap Core Funds Average is more representative of the Fund's investment strategies. For the periods ended December 31, 2000, and 1 Year and Since Inception average annual total returns of the Lipper Multi-Cap Core Value Funds Average were -2.97% and 7.20%, respectively.

THE TRUSTEES OF THE JURIKA & VOYLES FUND GROUP UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE SMALL-CAP FUND ACQUISITION.

Required Vote for Proposal 1. Approval of an Agreement and Plan of Reorganization among the Jurika & Voyles Fund Group on behalf of the J&V Small-Cap Fund, CDC Nvest Funds Trust III on behalf of the CDC Small Cap Growth Fund, Jurika & Voyles, CDC IXIS Advisers and CDC IXIS Asset Management North America, L.P. ("CDC NA") by the shareholders of the J&V Small-Cap Fund will require the affirmative vote of a majority of the shares of the J&V Small-Cap Fund outstanding as of the Record Date.

PROPOSAL 2 - THE BALANCED FUND ACQUISITION

The Proposal. You are being asked to approve an Agreement and Plan of Reorganization, pursuant to which the CDC Balanced Fund will acquire the assets and liabilities of the J&V Balanced Fund in exchange for Class Y shares of the CDC Balanced Fund. A form of Agreement and Plan of Reorganization is attached as Appendix B to this Prospectus/Proxy Statement. It is important to note that by approving the Agreement and Plan of Reorganization, you are also approving the Balanced Fund Acquisition pursuant to the Agreement and Plan of Reorganization.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

What are the principal investment risks of the CDC Balanced Fund, and how do they compare with those of the J&V Balanced Fund? Because the Balanced Funds have similar investment goals and strategies, the principal investment risks associated with each Balanced Fund are similar.

         Because both Balanced Funds invest a significant portion of their assets in equity securities, they are subject to the risks commonly associated with investing in stocks, such as the risk of losing money due to drops in the stock's value or the stock market as a whole. In addition, both Balanced Funds invest in fixed-income securities, which are subject to credit risk, interest rate risk and liquidity risk. To the extent the Balanced Funds invest in mortgage- and asset-backed securities, they are subject to prepayment risk. The CDC Balanced Fund may also invest in foreign securities, which may be affected by foreign currency fluctuations, higher volatility, higher volatility than U.S. securities and limited liquidity, and are also subject to political, economic and information risks.

         For more information about the principal investment risks of the CDC Balanced Fund, please see Appendix A-2 and Appendix A-4. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

How do the investment goals and principal investment strategies of the CDC Balanced Fund compare with those of the J&V Balanced Fund? The Balanced Funds have similar investment goals and principal investment strategies. However, there are also differences between the Funds' goals and investment strategies.

o The investment goal of the J&V Balanced Fund is to provide investors with a balance of long-term capital appreciation and current income. The investment goal of the CDC Balanced Fund is to seek a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

o Both Balanced Funds invest their equity portions primarily in the common stock of mid- to large-capitalization companies, and both are required to invest at least 25% of their assets in fixed-income securities.

o Unlike the J&V Balanced Fund, the CDC Balanced Fund allocates its equity investments equally between a Growth and a Value component. The CDC Balanced Fund generally invests 65% of its assets in equity securities and 35% of its assets in fixed-income securities. In addition, the CDC Balanced Fund will always invest a minimum of 50% of its assets in equity securities. In contrast, the J&V Balanced Fund can invest from 40% to 70% of its assets in equity securities and 0% to 35% of its assets in cash and cash-equivalent securities, subject to the 25% of assets minimum investment in fixed-income securities.

o The J&V Balanced Fund can invest up to 25% of its assets in high yield securities (also known as "junk bonds"), whereas the CDC Balanced Fund cannot.

o Jurika & Voyles is the sole investment adviser to the J&V Balanced Fund. In contrast, the CDC Balanced Fund utilizes a "multi-manager" strategy in which Jurika & Voyles manages the Equity Value component of the Fund and Loomis, Sayles & Company, L.P. ("Loomis Sayles"), an affiliate of CDC IXIS Advisers and Jurika & Voyles, manages the Fund's Equity Growth and Fixed Income components. Loomis Sayles reviews and determines the CDC Balanced Fund's asset allocation among its components periodically.

For more information regarding the investment goals and principal investment strategies of the CDC Balanced Fund, please see Appendix A-2.

INFORMATION ABOUT THE BALANCED FUND ACQUISITION

         Please see the section entitled "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement, which contains a summary of the reasons for the Acquisitions, the terms of each Agreement and Plan of Reorganization, the federal income tax consequences of each Acquisition and the terms of the Agreement and Declaration of Trust of each of CDC Nvest Funds Trust I and CDC Nvest Funds Trust III.

Shares You Will Receive. If the Balanced Fund Acquisition occurs, you will receive Class Y shares in the CDC Balanced Fund. The shares you receive will have the following characteristics:

         o The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the closing of the Balanced Fund Acquisition.

         o Your CDC Balanced Fund Class Y shares will not bear any sales charges, redemption fees or CDSCs.

         o The procedures for buying and selling your shares will change as a result of the Balanced Fund Acquisition. Please refer to Appendix C for more information regarding how you may buy and sell Acquiring Fund shares.

         o You will have different exchange options than you currently have as a shareholder of the J&V Balanced Fund. Please refer to Appendix C for more information about how you may exchange Acquiring Fund shares.

         o You will have substantially similar voting rights as you currently have as a shareholder of the J&V Balanced Fund, but as a shareholder of the CDC Balanced Fund and of CDC Nvest Funds Trust I. For more information on your voting rights as an Acquiring Fund shareholder, see the section entitled "Declarations of Trust" in "Information Applicable to Proposals 1, 2 and 3."

         Information concerning the capitalization of each of the Balanced Funds is contained in Appendix E.

Performance Information. The charts below show the percentage gain or loss in each calendar year since inception of the J&V Balanced Fund and Class Y shares of the CDC Balanced Fund. They should give you a general idea of how each Balanced Fund's return has varied from year to year. The charts include the effects of Fund expenses. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of the Fund's expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower.

         Additional discussion of the manner of calculation of total return is contained in each Balanced Fund's Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

J&V Balanced Fund

------------------------------------------------------------------------------------------
            1993      1994      1995      1996      1997     1998      1999      2000
------------------------------------------------------------------------------------------
30%
------------------------------------------------------------------------------------------
                               25.41%
------------------------------------------------------------------------------------------
25%
------------------------------------------------------------------------------------------
20%
------------------------------------------------------------------------------------------
          17.02%                         15.48%    16.68%
------------------------------------------------------------------------------------------
15%
------------------------------------------------------------------------------------------
                                                                                 11.07%
------------------------------------------------------------------------------------------
10%
------------------------------------------------------------------------------------------
                                                             7.28%     6.48%
------------------------------------------------------------------------------------------
5%
------------------------------------------------------------------------------------------
0%
------------------------------------------------------------------------------------------
                    (2.20)%
------------------------------------------------------------------------------------------
-5%
------------------------------------------------------------------------------------------

The Fund's year-to-date total return through        For period shown in bar chart:
June 30, 2001 was -0.36%.                           Best quarter: Second quarter 1997, +10.47%
                                                    Worst quarter: Third quarter 1998, -7.09%

CDC Balanced Fund - Class Y Shares

------------------------------------------------------------
   1995     1996      1997      1998      1999      2000
------------------------------------------------------------

------------------------------------------------------------
  26.84%
------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------
            17.63%    18.12%
------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------
                                8.59%
------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------
                                         (3.32)%
------------------------------------------------------------

------------------------------------------------------------
                                                    (5.97)%
------------------------------------------------------------


The Fund's year-to-date total return through       For period shown in bar chart:
June 30, 2001 was -6.27%.                          Best quarter: Second Quarter 1997, +10.33%
                                                   Worst quarter: Third Quarter 1999, -8.48%

         The following tables list the average annual total return for shares of the J&V Balanced Fund and Class Y shares of the CDC Balanced Fund for the one-year, five-year and since-inception periods ending December 31, 2000. These tables are intended to provide you with some indication of the risks of investing in the Balanced Funds. At the bottom of each table, you can compare the Balanced Funds' performance with one or more indices and averages. Unlike the Balanced Funds, indices and averages are not investments and are not professionally managed. Unlike the returns of the Balanced Funds, indices do not reflect ongoing management, distribution and operating expenses. The returns of the Morningstar Domestic Hybrid Average and the Lipper Balanced Funds Average have been adjusted for these expenses, but do not reflect sales charges. You may not invest directly in indices or averages.

J&V Balanced Fund

-------------------------------------------------------------------------------------------------
                                Inception
                                   Date          1 Year           5 Years        Since Inception
-------------------------------------------------------------------------------------------------
J&V Balanced Fund                 3/3/92          11.07%          11.31%             12.53%
-------------------------------------------------------------------------------------------------
60% Russell 1000 Index/40%
Lehman Brothers Aggregate
Bond Index                         N/A            -0.12%          13.68%             13.11%
-------------------------------------------------------------------------------------------------
Lipper Balanced Fund Index         N/A             2.39%          11.80%             11.43%
-------------------------------------------------------------------------------------------------

o The Russell 1000 Index is a nationally recognized index comprised of 1,000 mid- and large-cap securities. The Lehman Brothers Aggregate Bond Index is a nationally recognized market-weighted index composed of U.S. government treasury and agency securities, corporate and Yankee bonds and mortgage-backed securities.

o The Lipper, Inc. Balanced Funds Index is an unmanaged, net asset value weighted index of 30 balanced mutual funds.

CDC Balanced Fund

-------------------------------------------------------------------------------------------------
                                Inception
                                   Date            1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------------------------
Class Y                           3/8/94           -5.97%         6.52%            8.01%
-------------------------------------------------------------------------------------------------
S&P/Lehman G/C Blend               N/A             -1.77%        14.10%           15.33%
-------------------------------------------------------------------------------------------------
Morningstar Domestic Hybrid
Average                            N/A              2.06%        10.90%           11.52%
-------------------------------------------------------------------------------------------------
Lipper Balanced Fund Average       N/A              1.51%        11.39%           12.39%

o The S&P/Lehman G/C Blend represents a 65% weighting in the S&P 500 Index and a 35% weighting in the Lehman Government/Corporate Bond Index.

o The Morningstar Domestic Hybrid and Lipper Balanced Fund Averages are averages calculated by Morningstar, Inc. and Lipper, Inc., respectively, of the total returns of mutual funds with an investment style similar to that of the CDC Balanced Fund.

THE TRUSTEES OF THE JURIKA & VOYLES FUND GROUP UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE BALANCED FUND ACQUISITION.

Required Vote for Proposal 2. Approval of an Agreement and Plan of Reorganization among the Jurika & Voyles Fund Group on behalf of the J&V Balanced Fund, CDC Nvest Funds Trust I on behalf of the CDC Balanced Fund, Jurika & Voyles, CDC IXIS Advisers and CDC NA by the shareholders of the J&V Balanced Fund will require the affirmative vote of a majority of the shares of the J&V Balanced Fund outstanding as of the Record Date.

PROPOSAL 3 - THE VALUE+GROWTH FUND ACQUISITION

The Proposal. You are being asked to approve an Agreement and Plan of Reorganization, pursuant to which the CDC Relative Value Fund will acquire the assets and liabilities of J&V Value+Growth Fund in exchange for Class Y shares of CDC Relative Value Fund. A form of Agreement and Plan of Reorganization is attached as Appendix B to this Prospectus/Proxy Statement. It is important to note that by approving the Agreement and Plan of Reorganization, you are also approving the Value+Growth Fund Acquisition pursuant to the Agreement and Plan of Reorganization.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

What are the principal investment risks of the CDC Relative Value Fund, and how do they compare with those of the J&V Value+Growth Fund? The principal investment risks associated with each Fund are similar. The CDC Relative Value Fund is a new fund which was recently organized in anticipation of the Value + Growth Fund Acquisition. Because it was formed specifically to acquire the assets and liabilities of the J&V Value+Growth Fund, the CDC Relative Value Fund was created with an investment goal and investment strategies identical to those of the J&V Value+Growth Fund. Jurika & Voyles serves as the adviser to the J&V Value+Growth Fund and will serve as the subadviser to the CDC Relative Value Fund.

         Because both Value Funds invest primarily in equity securities, they are subject to the risks commonly associated with investing in stocks, such as the risk of losing money due to drops in the stock's value or the stock market as a whole. Both Funds invest in companies with medium market capitalizations, which may be less liquid and have a shorter history of operations and a smaller market for their shares than larger, more established companies, which could also adversely affect the value of a Fund's investment portfolio. In addition, the CDC Relative Value Fund is newly formed and has no historical performance information for investors to evaluate.

         For more information about the principal investment risks of the CDC Relative Value Fund, please see Appendix A-3 and Appendix A-4. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

How do the investment goals and principal investment strategies of the CDC Relative Value Fund compare with those of the J&V Value+Growth Fund? As noted above, the CDC Relative Value Fund is a new fund which was recently organized in anticipation of the Value+Growth Fund Acquisition. Because it was formed specifically to acquire the assets and liabilities of the J&V Value+Growth
Fund, the CDC Relative Value Fund was created with an investment goal and investment strategies identical to those of the J&V Value+Growth Fund.

o  Each Value Fund seeks long-term capital appreciation as an investment goal.

o Each Value Fund expects to invest 80%, but not less than 65%, of its total assets in companies with market capitalizations within the range of Russell 1000 Index, a nationally recognized index of mid- and large-cap securities.

o Likewise, the Value Funds' other investment strategies are nearly identical, and the investment portfolios of both Value Funds are managed by Jurika & Voyles.

For a summary of the investment goals and principal investment strategies of the CDC Relative Value Fund, please see Appendix A-3.

INFORMATION ABOUT THE VALUE+GROWTH FUND ACQUISITION

         Please see the section entitled "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement, which contains a summary of the reasons for the Acquisitions, the terms of each Agreement and Plan of Reorganization, the federal income tax consequences of each Acquisition and the terms of the Agreement and Declaration of Trust of each of CDC Nvest Funds Trust I and CDC Nvest Funds Trust III.

Shares You Will Receive. If the Value+Growth Fund Acquisition occurs, you will receive Class Y shares in the CDC Relative Value Fund. The shares you receive will have the following characteristics:

         o The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the closing of the Value+Growth Fund Acquisition.

         o Your CDC Relative Value Fund Class Y shares will not bear any sales charges, redemption fees or CDSCs.

         o The procedures for buying and selling your shares will change as a result of the Value+Growth Fund Acquisition. Please refer to Appendix C for more information regarding how you may buy and sell Acquiring Fund shares.

         o You will have different exchange options than you currently have as a shareholder of the J&V Value+Growth Fund. Please refer to Appendix C for more information about how you may exchange Acquiring Fund shares.

         o You will have substantially similar voting rights as you currently have as a shareholder of the J&V Value+Growth Fund, but as a shareholder of the CDC Relative Value Fund and of CDC Nvest Funds Trust I. For more information on your voting rights as an Acquiring Fund shareholder, see the section entitled "Declarations of Trust" in "Information Applicable to Proposals 1, 2 and 3."

         Information concerning the capitalization of each of the Value Funds is contained in Appendix E.

Performance Information. The chart below shows the percentage gain or loss in each calendar year from the J&V Value+Growth Fund's inception through December 31, 2000. The chart should give you a general idea of how the J&V Value+Growth Fund return has varied from year to year. The chart includes the effects of Fund expenses. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of the Fund's expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. No performance information is available for the CDC Relative Value Fund because it has not yet commenced operations.

         Additional discussion of the manner of calculation of total return is contained in the J&V Value+Growth Fund's Statement of Additional Information, which is incorporated by reference in this Prospectus/Proxy Statement.

         J&V Value+Growth Fund

----------------------------------------------------------------------
            1995      1996      1997      1998      1999     2000
----------------------------------------------------------------------
40%
----------------------------------------------------------------------
35%
----------------------------------------------------------------------
30%
----------------------------------------------------------------------
          28.09%
----------------------------------------------------------------------
25%
----------------------------------------------------------------------

----------------------------------------------------------------------
            1995      1996      1997      1998      1999     2000
----------------------------------------------------------------------
                     20.31%    21.54%
----------------------------------------------------------------------
20%
----------------------------------------------------------------------
15%
----------------------------------------------------------------------
                                                   11.93%   14.71%
----------------------------------------------------------------------
10%
----------------------------------------------------------------------
                                          6.12%
----------------------------------------------------------------------
5%
----------------------------------------------------------------------
0%
----------------------------------------------------------------------
-5%
----------------------------------------------------------------------

The Fund's year-to-date total return through         For period shown in bar chart:
June 30, 2001 was -3.73%.                            Best quarter: Fourth quarter 1999, +17.18%
                                                     Worst quarter: Third quarter 1998, -14.88%

         The following table lists the J&V Value+Growth Fund's average annual total return for each class of its shares for the one-year, five-year and since-inception periods ending December 31, 2000. This table is intended to provide you with some indication of the risks of investing in the J&V Value+Growth Fund. At the bottom of the table, you can compare the Fund's performance with one or more indices or averages. Unlike the J&V Value+Growth Fund, indices are not investments and are not professionally managed. Unlike the returns of the J&V Value+Growth Fund, indices do not reflect ongoing management, distribution and operating expenses. The returns of the Lipper Multi-Cap Value Funds Average has been adjusted for these expenses, but do not reflect sales charges. You may not invest directly in indices or averages.

J&V Value+Growth

-------------------------------------------------------------------------------------------------
                                Inception
                                   Date          1 Year           5 Years        Since Inception
-------------------------------------------------------------------------------------------------
J&V Value+Growth Fund            9/30/94         14.71%            14.76%            17.16%
-------------------------------------------------------------------------------------------------
Russell 1000 Index                 N/A           -7.79%            18.16%            20.20%
-------------------------------------------------------------------------------------------------
Russell Mid-Cap Index              N/A            8.25%            16.69%            18.14%
-------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value             N/A            9.64%            13.69%            15.33%
Funds Index
-------------------------------------------------------------------------------------------------

o The Russell 1000 Index is a nationally recognized index comprised of 1,000 mid- and large-cap securities.

o The Russell Mid-Cap Index includes the 800 smallest firms in the Russell 1000 Index, based on market capitalization.

o The Lipper, Inc. Multi-Cap Value Funds Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

THE TRUSTEES OF THE JURIKA & VOYLES FUND GROUP UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE VALUE+GROWTH FUND ACQUISITION.

Required Vote for Proposal 3. Approval of the Agreement and Plan of Reorganization among the Jurika & Voyles Fund Group on behalf of the J&V Value+Growth Fund, CDC Nvest Funds Trust I on behalf of the CDC Relative Value Fund, Jurika & Voyles, CDC IXIS Advisers and CDC NA by the shareholders of the J&V Value+Growth Fund will require the affirmative vote of a majority of the shares of the J&V Value+Growth Fund outstanding as of the Record Date.

INFORMATION APPLICABLE TO PROPOSALS 1, 2 AND 3

Reasons for the Acquisitions. The Trustees of the Jurika & Voyles Fund Group, including all Trustees who are not "interested persons" of the Jurika & Voyles Fund Group (the "Independent Trustees"), have determined that each Acquisition would be in the best interests of the relevant Acquired Fund and that the interests of existing shareholders of the relevant Acquired Fund would not be diluted as a result of the relevant Acquisition. The Trustees (including the Independent Trustees) have unanimously approved each Acquisition and recommend that you vote in favor of the relevant Acquisition by approving the Acquisition's Agreement and Plan of Reorganization, a form of which is attached as Appendix B to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the relevant Acquiring Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

         In proposing the Acquisitions, Jurika & Voyles presented to the Trustees the following reasons for the Acquired Funds to enter into the
Acquisitions:

         o The Acquisitions are intended to permit each Acquired Fund's shareholders to exchange their investment for an investment in a larger fund (except in the case of the Value+Growth Fund Acquisition, in which the Acquiring Fund will be the same size as the Acquired Fund) with similar investment goals and strategies, without recognizing gain or loss for federal income tax purposes. By contrast, if an Acquired Fund shareholder redeemed his or her shares to invest in another fund, such as an Acquiring Fund, or if an Acquired Fund were to cease operating and liquidate, the transaction would likely be a taxable event for such shareholder. After the applicable Acquisition, shareholders may redeem any or all of their Acquiring Fund shares at net asset value at any time, at which point they would likely recognize a taxable gain or loss.

         o Shareholders of the Acquired Funds will be able to exchange into a broader array of Funds. The CDC Nvest Funds Family includes a variety of money market, fixed-income, tax exempt and equity funds. As a Class Y shareholders, shareholders will be allowed to exchange into (i) Class Y shares of other CDC Nvest Funds and (ii) Class A shares (load free) of the CDC Nvest Money Market Funds and Class A shares (load free) of other CDC Nvest Funds not offering Class Y shares.

         o The Acquiring Funds are managed under a two-tier adviser structure whereby the Fund retains CDC IXIS Advisers as the investment adviser to supervise and provide oversight of one or more subadvisers. While this structure does not increase the fees paid by the Fund for management, it does provide benefits in terms of oversight. CDC IXIS Advisers actively oversees the subadvisers, reports regularly to the CDC

         Nvest Funds Board of Trustees and maintains a comprehensive due diligence program consisting of the following components:

            o  review of potential subadvisers;

            o  creation and implementation of a procedures manual;

            o  monitoring and oversight;

            o  establishment and frequent meetings of an investment committee;

            o  preparation of quarterly certifications;

            o  periodic on-site visits; and

            o  annual contract reviews.

         o Shareholders of the J&V Small-Cap Fund and J&V Relative Value Fund will continue to have their assets managed by Jurika & Voyles. The Trustees also considered the benefits of the multi-manager approach used by the CDC Balanced Fund.

         o Class Y shares of the Acquiring Funds, which are CDC Nvest Funds' lowest-cost shares, are not subject to any sales charges, 12b-1 fees, redemption fees or special service fees. In contrast, the Acquired Funds are subject to a 1.00% redemption and exchange fee on shares held for less than 30 days. In addition, each of the Acquired Funds is subject to a Shareholder Services Plan that requires such Fund to reimburse Jurika & Voyles and other service providers up to an aggregate of 0.25% of the net assets of such Fund on an annual basis.

         o The Acquired Funds have not achieved sufficient sales growth to achieve long-term viability and are not expected to do so in the near future. Representatives of Jurika & Voyles expressed their view that Jurika & Voyles would not continue indefinitely to subsidize the expenses of the Acquired Funds, which are not now independently viable at the current expense limits. In the view of Jurika & Voyles and CDC IXIS Advisers, the Acquiring Funds are better positioned to generate net sales and to increase in size, which may permit the Funds to take advantage of advisory fee "breakpoints" and to achieve economies of scale and therefore decrease their expense ratios in the future.

         The Trustees also considered the differences in the Funds' investment goals, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth above under "Performance Information." No assurance can be given that any Acquiring Fund will achieve any particular level of performance after the relevant Acquisition.

         In addition, the Trustees considered the relative advisory fees and other expenses of the Acquired Funds and the Acquiring Funds, and compared the total expense ratio of each Acquired Fund and the corresponding Acquiring Fund. The Trustees noted that for each Acquiring Fund, CDC IXIS Advisers had agreed to implement an expense cap (effective until December 31, 2004 for the CDC Small Cap Growth Fund and the CDC Relative Value Fund, and December 31, 2003 for the CDC Balanced Fund) that would ensure that the shareholders of the Acquired Funds would not bear a greater level of expenses immediately after the Acquisition of their Acquired Fund.

         The Trustees also considered the options of liquidating the Acquired Funds. The Trustees noted that many of the potential benefits offered by the Acquisitions might not be available if other options were implemented.

Terms of Each Agreement and Plan of Reorganization. If approved by the shareholders of each Acquired Fund, the Acquisitions are expected to occur on or around November 30, 2001, pursuant to the Agreement and Plan of Reorganization, a form of which is attached as Appendix B to this combined Prospectus/Proxy Statement. Please review Appendix B. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

         o Each Acquired Fund will transfer all of its assets and liabilities to the applicable Acquiring Fund in exchange for Class Y shares of that Acquiring Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

         o The Acquisitions will occur immediately after the time (currently scheduled to be 4:00 p.m. Eastern Time on November 30, 2001, or such other date and time as the parties may determine), when the assets of each Fund are valued for purposes of the Acquisitions.

         o Class Y shares of the relevant Acquiring Fund received by each Acquired Fund will be distributed to such Acquired Fund's shareholders pro rata in accordance with their percentage ownership of such Acquired Fund in full liquidation of such Acquired Fund.

         o After the Acquisitions, each Acquired Fund, as well as the Jurika & Voyles Fund Group, will be terminated, and its affairs will be wound up in an orderly fashion.

         o Each Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Acquisitions may be terminated at any time with the approval of the Trustees of the Jurika & Voyles Fund Group and the Trustees of either CDC Nvest Funds Trust III (with respect to the Small-Cap Fund Acquisition) or CDC Nvest Funds Trust I (with respect to the Balanced Fund Acquisition and the Value+Growth Fund Acquisition).

         Although the Trustees are proposing that the Acquiring Funds acquire the Acquired Funds, the Acquisition proposed in each Proposal is not conditioned upon the approval of the Acquisitions proposed in the other Proposals. Accordingly, in the event that the shareholders of the respective Acquired Funds approve one but not one or both of the other Acquisitions, it is expected that the approved Acquisition(s) will, subject to the terms of the Agreement and Plan of Reorganization, take place as described above.

         Shareholders who object to the Acquisitions will not be entitled under Delaware law or the J&V Declaration of Trust (as defined below) to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, Acquired Fund shares may be redeemed at any time prior to the consummation of the Acquisitions.

         All legal and accounting fees and expenses, printing and other fees and expenses incurred in connection with the consummation of the Acquisitions will be borne by Jurika & Voyles, CDC IXIS Advisers and CDC NA, and not by the Funds. Each Fund will pay all brokerage commissions, dealer mark-ups, transfer taxes and similar expenses, if any, incurred by it in connection with the Acquisitions. Each Acquiring Fund will bear the governmental fees incurred in connection with registering its shares to be transferred in connection with the Acquisitions under federal and state securities laws. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expense if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

         In connection with the Balanced Fund Acquisition, it is expected that the J&V Balanced Fund may restructure its investment portfolio. Brokerage costs, transfer taxes and other expenses associated with this restructuring have been estimated by CDC IXIS Advisers and are not expected to exceed $30,000. As noted above, these costs will be borne by the Fund, and not by Jurika & Voyles, CDC IXIS Advisers or CDC NA. In addition, these transactions will cause the J&V Balanced Fund to realize capital gains or losses prior to the date on which the Balanced Fund Acquisition is consummated. See "Federal Income Tax Consequences" below.

         In addition to the Acquired Funds' other liabilities, each Agreement and Plan of Reorganization provides that the Acquiring Fund will assume the obligation of the relevant Acquired Fund, to the extent and subject to the limitation set forth in the J&V Declaration of Trust (as defined below), to indemnify the current Trustees of the Jurika & Voyles Fund Group in their capacity as Trustees. With respect to the Small-Cap Fund Acquisition and the Balanced Fund Acquisition (but not the Value+Growth Fund Acquisition), such indemnification obligation is limited to the aggregate net asset value of the shares of the Acquiring Fund received in the Acquisition.

         The form of Agreement and Plan of Reorganization attached as Appendix B to this combined Prospectus/Proxy Statement is a general form which will be used for each of the Acquisitions. There will be a separate Agreement and Plan of Reorganization with respect to each Acquisition, among the Jurika & Voyles Fund Group on behalf of the relevant Acquired Fund, the CDC Nvest Funds Trust I or CDC Nvest Funds Trust III, as the case may be, on behalf of the relevant Acquiring Fund, Jurika & Voyles, CDC IXIS Investment Advisers and CDC NA. The form of Agreement and Plan of Reorganization for each Acquisition has been filed with the SEC as part of the Registration Statement of which this Prospectus/Proxy Statement is a part. Please see page 35 of this Prospectus/Proxy Statement for information on how to obtain a copy of the Registration Statement or the form of Agreement and Plan of Reorganization for your Fund's Acquisition.

Federal Income Tax

Consequences Each Acquisition is intended to be a tax-free reorganization. As a condition to each Acquisition, Ropes & Gray will deliver to each Acquired Fund and each Acquiring Fund an opinion, to the effect that, on the basis of existing law under specified sections of the Code, for federal income tax purposes the following will take place:

         o the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

         o under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of each Acquisition;

         o under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the distribution of Acquiring Fund shares to them in exchange for their shares of the Acquired Fund;

         o under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders in connection with the Acquisition will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefore;

         o under Section 1223(1) of the Code, the holding period for the Acquiring Fund shares received will include the holding period for the Acquired Fund shares exchanged for the Acquiring Fund shares, provided that the shareholder held the Acquired Fund shares as a capital asset;

         o under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the Acquisition;

         o under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's tax basis in such assets immediately prior to the transfer;

         o under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets; and

         o the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

         The opinions will be based on certain factual certifications made by officers of CDC Nvest Funds Trust I, CDC Nvest Funds Trust III and Jurika & Voyles Fund Group. The opinions are not a guarantee that the tax consequences of the Acquisitions will be as described above. If the Internal Revenue Service were to successfully assert that any Acquisition were a taxable event: (i) the Acquired Fund would recognize gain or loss on the sale of its assets to the relevant Acquiring Fund; (ii) each shareholder of the Acquired Fund would recognize gain or loss on receipt of the Acquiring Fund shares (equal to the difference between the net asset value of the Acquiring Fund shares received and such shareholder's tax basis in its Acquired Fund shares surrendered in the exchange); (iii) the tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder would be the fair market value of such shares and the holding period of such Acquiring Fund shares would not include the holding period of the Acquired Fund shares surrendered in the exchange; and (iv) the tax basis of the assets that the Acquiring Fund receives from the Acquired Fund would be the fair market value of such assets and the holding period of such assets would not include the Acquired Fund's holding period in such assets.

         Prior to the closing of their respective Acquisitions, the J&V Small-Cap Fund and the J&V Balanced Fund (but not the J&V Value+Growth Fund) will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

         It is anticipated that a portion of the assets of the J&V Balanced Fund may be sold in connection with the Acquisitions. The J&V Balanced Fund will recognize capital gain or loss on a sale of assets in connection with the Balanced Fund Acquisitions equal to the difference between the amount realized on the sale of assets and the tax basis in the assets. Any capital gains recognized will be distributed to the J&V Balanced Fund shareholders prior to the Balanced Fund Acquisition.

         This description of the federal income tax consequences of the Acquisitions does not take into account each shareholder's particular facts and circumstances. Shareholders should consult their tax advisor as to the specific individual consequences of the Acquisitions, including the applicability and effect of state, local, foreign, and other tax laws.

Declarations of Trust. The CDC Balanced Fund and the CDC Relative Value Fund are governed by the Amended and Restated Agreement and Declaration of Trust of CDC Nvest Funds Trust I (as amended, the "CDC Trust I Declaration of Trust"); and the CDC Small Cap Growth Fund is governed by the Agreement and Declaration of Trust of CDC Nvest Funds Trust III (as amended, the "CDC Trust III Declaration of Trust" and, together with the CDC Trust I Declaration of Trust, the "CDC Declarations of Trust").

Each Acquired Fund is governed by the Agreement and Declaration of Trust of the Jurika & Voyles Fund Group (as amended, the "J&V Declaration of Trust" and, together with the CDC Declarations of Trust, the "Declarations of Trust"). The CDC Declarations of Trust are nearly identical to each other. Some of the important characteristics of the CDC Declarations of Trust and the J&V Declaration of Trust are summarized below.

Governing Law. The CDC Declarations of Trust are governed by Massachusetts law. The J&V Declaration of Trust is governed by Delaware law.

Powers and Liabilities Relating to Shares. The Declarations of Trust permit the trustees, without shareholder approval, to divide shares of each respective trust into two or more series of shares representing separate investment portfolios and to further divide any such series into two or more classes of shares having such preferences and rights as the trustees may determine.

         The Declarations of Trust limit personal liability of any shareholder to any sum of money or assessment the shareholder may at any time personally agree to pay and provide that any current or former shareholder will be indemnified out of the assets of the respective trust for any liability arising out of his or her being or having been a shareholder.

Shareholder Voting Requirements--Generally. The CDC Declarations of Trust require a separate vote of the series or class if any issue on which shareholders are entitled to vote would adversely affect the rights of any series or class of shares and provide as a general matter that there will be a separate vote by each series unless otherwise required by law. The J&V Declaration of Trust states that, as appropriate, shareholders may vote separately by series and, if applicable, by class. For both the CDC Declarations of Trust and the J&V Declaration of Trust, the provisions regarding separate voting by series or class do not apply (i) if the Investment Company Act of 1940 requires all shares to be voted as a class or (ii) if the matter affects only the interests of some but not all of the series or classes, then only the affected shareholders will have the right to vote on the matter.

         The CDC Declarations of Trust give shareholders the power to vote: (i) on the election of trustees, (ii) on certain amendments to the Declarations of Trust, (iii) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a claim should be brought derivatively or as a class action, (iv) with respect to termination of the trust or any series or class as provided, (v) to remove trustees in certain cases, and (vi) on additional matters that may be required by the Declaration of Trust, by-laws, applicable law, or as the trustees may consider necessary or desirable (such as certain mergers and consolidations, as discussed below under "Shareholder Voting Requirements - Merger and Consolidation"). In contrast, the J&V Declaration of Trust gives the shareholder the power to vote only for (i) the election or removal of trustees and (ii) additional matters as may be required by the Declaration of Trust, By-Laws, applicable law, or as the trustees may consider necessary or desirable (such as certain mergers and consolidations, as discussed below under "Shareholder Voting Requirements - Merger and Consolidation").

         Except when a larger quorum is otherwise required, the Declarations of Trust provide that 40% of the voting interests of each series or class (or all shareholders voting as one class) shall constitute a quorum at a shareholder's meeting. Each shareholder is entitled to one vote for each whole share, and a fractional vote proportionate to any fractional share, standing in his or her name on the books of the trust. There is no cumulative voting for the election of trustees. Under the Declarations of Trust the beneficial interest in the each respective trust shall be divided into an unlimited number of shares. In general, a majority of voting interests voted shall decide any question and a plurality shall elect a trustee. A vote of two thirds of the voting interests of the trust is required to remove a trustee. If an action adversely affects the rights of a series or class, the vote of a majority of the shares of such series or class which are entitled to vote shall also be required to decide such question. Action may be taken by written consent of the shareholders and treated for all purposes as a vote taken at a meeting of the shareholders.

         The CDC Declarations of Trust require a vote of 66 2/3% of the shares of each series entitled to vote or written notice by the trustees to terminate the trust. The J&V Declaration of Trust provides that the trust may be terminated at any time by a vote of a majority of the shares of each series entitled to vote (voting separately by series) or by written notice of the trustees. Because, assuming each Acquisition is consummated, the Jurika & Voyles Fund Group is expected to liquidate, a vote to approve an Acquisition will also be considered a vote to approve the liquidation of Jurika & Voyles Fund Group if all three Acquisitions are consummated.

         The CDC Declarations of Trust may be amended by a vote of a majority of shareholders entitled to vote and a majority of the trustees, except that certain enumerated actions and minor changes such as changing the name of the trust, correcting or supplementing any defective provision and the like may be taken without a shareholder vote. The J&V Declaration of Trust may be amended or restated at any time by an instrument signed by a majority of the then trustees, and, if required, a majority of the "voting interests" (as defined in the J&V Declaration of Trust) voted. In addition, the trustees may restate or amend the J&V Declaration of Trust without shareholder approval if shareholder approval is not required by applicable law and the trustees determine that such action is consistent with the fair and equitable treatment of all shareholders.

Shareholder Voting Requirements--Merger and Consolidation. The J&V Declaration of Trust requires a vote of a majority of the "voting interests" of the Trust as a whole, or any affected series, as may be applicable, to merge or consolidate the trust with another entity. With respect to transactions, such as the Acquisitions, that are being voted on separately by each Acquired Fund, a majority of the voting interests of an affected series means the vote of a majority of the outstanding shares of that series. The CDC Declarations of Trust provide that the trustees may cause the trust to be merged into or consolidated with another entity, or the shares of the trust to be exchanged, if such merger or consolidation or share exchange has been authorized by a vote of the majority of the outstanding voting shares of the trust, as defined in the 1940 Act. The 1940 Act defines the vote of a majority of outstanding voting securities to mean the lesser of (1) 67% of the shares of the series represented at the meeting, if more than 50% of the shares of the series are represented at the meeting, or (2) more than 50% of the outstanding shares of the series as of the Record Date. Shareholders of the Acquiring Funds are not required to approve the Acquisitions.

Multi-Class Structure--Permitted Differences Between Classes. The Declarations of Trust provide that the trustees may authorize the division of series of shares into classes, and that the variations in the relative rights and preferences of each class shall be fixed and determined by the trustees.

Indemnification of Trustees and Agents. The Declarations of Trust limit the liability of a trustee to his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Except in such instances, the J&V Declaration of Trust also provides that the trust shall indemnify and hold harmless a trustee from and against any and all claims and demands arising out of a trustee's performance of his of her duties as a trustee. Each Agreement and Plan of Reorganization provides that the Acquiring Fund will assume the obligation of the relevant Acquired Fund, to the extent and subject to the limitations set forth in the J&V Declaration of Trust, to indemnify the current Trustees of the Jurika & Voyles Fund Group in their capacity as Trustees. With respect to the Small-Cap Fund Acquisition and the Balanced Fund Acquisition (but not the Value+Growth Fund Acquisition), such indemnification is limited to the aggregate net asset value of the shares of the Acquiring Fund received in the Acquisition.

INFORMATION REGARDING VOTING AND CONDUCT OF MEETINGS

Voting Information. The Trustees of the Jurika & Voyles Fund Group are soliciting proxies from the shareholders of each Acquired Fund in connection with the Meetings, which have been called to be held at 9:00 a.m. Pacific time on November 16, 2001 at the offices of Jurika & Voyles, located at 1999 Harrison Street, Suite 700, Oakland, California 94612. The meeting notice, this combined Prospectus/Proxy Statement and proxy inserts are being mailed to shareholders beginning on or about September 28, 2001.

Information About Proxies and the Conduct of the Meetings.

         Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures (which may include electronic delivery), but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Acquired Funds, or by employees or agents of Jurika & Voyles, CDC IXIS Advisers and its affiliated companies. In addition, D.F. King & Co., Inc. has been engaged to assist in the solicitation of proxies, at a total estimated cost of no more than $8,000 for all the Acquisitions.

         Voting Process. You can vote in any one of the following four ways:

         o Through the Internet - Use the Internet to vote by visiting www.______.com.

         o By telephone - Use a touch-tone telephone to call toll-free 800-____-_____ between the hours of ____ and _______, Eastern time.

         o  By mail - Complete and return the enclosed proxy card.

         o  In Person - Vote your shares in person at the Meetings.

         Shareholders who owned Acquired Fund shares on the Record Date are entitled to vote at the Meetings. Shareholders of the Acquired Funds are entitled to cast one vote for each share owned on the Record Date. If you choose to vote by mail, and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.

         Costs of Solicitation. None of the costs of the Meetings, including the costs of soliciting proxies, and the costs of the Acquisitions, will be borne by the Acquired Funds or the Acquiring Funds. Jurika & Voyles, CDC IXIS Advisers and/or CDC NA, the parent of both CDC IXIS Advisers and Jurika & Voyles, shall bear all such costs, even with respect to an Acquisition that is not approved by the shareholders of the relevant Acquiring Fund.

         Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal for which it is entitled to vote. Votes made through use of the Internet or by telephone must have an indicated choice in order to be accepted. At any time before it has been voted, your proxy may be revoked in any one of the following ways: (i) by sending a signed, written letter of revocation to the Secretary of the Jurika & Voyles Fund Group, (ii) by properly executing a later-dated proxy or (iii) by attending the Meeting, requesting return of any previously delivered proxy and voting in person.

         Votes cast in person or by proxy at the Meetings will be counted by persons appointed by each Acquired Fund as tellers for the Meetings (the "Tellers"). Forty percent (40%) of the shares of any Acquired Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of that Acquired Fund at the Meeting. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

         If the required vote is not obtained for any Proposal, the Trustees will consider what other actions to take in the best interests of the relevant Fund(s).

         Adjournments; Other Business. If an Acquired Fund has not received enough votes by the time of the Meeting to approve the relevant Proposal, the persons named as proxies may propose that such Meetings be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of more than 50% of the total number of shares of such Acquired Fund that are present in person or by proxy when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal. They will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

         The Meetings have been called to transact any business that properly comes before them. The only business that management of the Acquired Funds intends to present or knows that others will present are Proposals 1, 2 and 3. If any other matters properly come before the Meetings, and on all matters incidental to the conduct of the Meetings, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Jurika & Voyles Fund Group has previously received written contrary instructions from the shareholder entitled to vote the shares.

OTHER INFORMATION

Entering into New Subadvisory Agreements. As described in greater detail in Appendix A-1, Appendix A-2 and Appendix A-3, each Acquiring Fund's investment decisions are made by its subadviser(s). Each Acquiring Fund has received an exemptive order from the SEC that permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades. In placing portfolio trades, each Acquiring Fund's adviser or subadviser may use brokerage firms that market such Fund's shares or are affiliated with CDC IXIS Advisers, its parent company or any of the subadvisers. In placing trades, the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees. Additional information about the subadvisers' portfolio trading and brokerage practices is included in the Merger Statement of Additional Information.

Interests of Certain Persons in the Acquisitions. CDC NA, the parent of CDC IXIS Advisers and Jurika & Voyles, is, in the long-term, expected to incur lower expenses as a result of the Acquisitions. (Although the subadvisory fees payable by the Acquiring Funds will be less than the current advisory fees payable by the Acquired Funds, Jurika & Voyles will be relieved of the substantial burden of subsidizing the expenses of each Acquired Fund that exceed the Acquired Fund's expense limitation.)

Advisers', Underwriter's and Administrator's Addresses. The address of CDC IXIS Asset Management Services, Inc. (a subsidiary of CDC NA and each Acquiring Fund's transfer agent, dividend disbursement agent and administrator), CDC IXIS Advisers and CDC IXIS Asset Management Distributors, L.P. (the principal underwriter of each of the Acquiring Funds) is 399 Boylston Street, Boston, Massachusetts 02116. The address of each subadviser of the Acquiring Funds is set forth in Appendices A-1, A-2 and A-3.

Outstanding Shares and Significant Shareholders. Appendix D to this Prospectus/Proxy Statement lists for each of the Acquired Funds the total number of shares outstanding as of [ ] for each such Acquired Fund entitled to vote at the Meetings. It also identifies holders of more than 5% or 25% of any class of shares of each Acquired Fund and Acquiring Fund, and contains information about the executive officers and Trustees of the Jurika & Voyles Fund Group and their shareholdings in the Acquired Funds and about the executive officers and Trustees of CDC Nvest Funds Trust I and CDC Nvest Funds Trust III and their shareholdings in the Acquiring Funds.

Other Financial and Performance Information. Financial highlights for each of the Acquired Funds, CDC Small Cap Growth Fund and CDC Balanced Fund are included in Appendix F to this Prospectus/Proxy Statement. Information and commentary about the recent performance of the CDC Small Cap Growth Fund and CDC Balanced Fund is included in Appendix G to this Prospectus/Proxy Statement. Other financial information for each Acquired Fund, as well as information and commentary about the recent performance of the Acquired Funds, are incorporated by reference in the SAI from the Acquired Funds' Annual Report to Shareholders for the period ending June 30, 2001. The Annual Report (which also includes the Report of PricewaterhouseCoopers LLP, the independent accountants of both the Acquired Funds and the Acquiring Funds), are available free of charge at the address and telephone number set forth on the first page of this Prospectus/Proxy Statement.

         Because the CDC Relative Value Fund is newly formed, financial highlights and other financial information for the CDC Relative Value Fund is not available.

Shareholder Proposals at Future Meetings. The Jurika & Voyles Fund Group, the CDC Nvest Funds Trust I and CDC Nvest Funds Trust III do not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Funds or the Trusts must be received by the relevant Fund or Trust in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting.

Contents of the Appendices.

Appendices A-1, A-2, A-3 and A-4 - Information relating to the Acquiring Funds, including information with respect to their investment goals, principal investment strategies and risks.

Appendix B - Form of Agreement and Plan of Reorganization to be used to effect each Acquisition.

Appendix C - Information applicable to each Acquiring Fund, including information with respect to procedures for buying, selling and exchanging shares, the pricing of shares, dividends and distributions and certain tax matters.

Appendix D - Information regarding the ownership of the Acquired Funds and the Acquiring Funds.

Appendix E - Information regarding the capitalization of the Acquired Funds and the Acquiring Funds.

Appendix F - Financial highlights for the Acquired Funds and the Acquiring
Funds.

Appendix G - Information and commentary about the recent performance of the CDC Small Cap Growth and CDC Balanced Funds.

Other Information About the Funds. Additional information about the Acquired Funds is incorporated by reference from the Prospectus and Statement of Additional Information, each dated October 27, 2000 and as amended or supplemented, of the Acquired Funds, is incorporated by reference into this Prospectus/Proxy Statement and is available free of charge by calling 800-584-6878.

                                                                    Appendix A-1

                          CDC SMALL CAP GROWTH FUND -
             INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND
                              RISKS, AND MANAGEMENT

INVESTMENT GOALS, STRATEGIES AND RISKS

Investment Goal.

The Fund seeks long-term growth of capital.

Principal Investment Strategies.

To pursue its investment goal, the Fund invests in stocks of quality companies having small market capitalizations. The Fund generally invests in companies that will give it median and weighted average market capitalization of less than $1 billion. The Fund expects to invest at least 80% of its total assets in the common stock of companies with market capitalizations within the Russell 2000 Index, a nationally recognized unmanaged index of small-cap securities.

When selecting small-cap companies, Jurika & Voyles, the Fund's subadviser, will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, Jurika & Voyles looks for small-cap companies that possess several of the following characteristics, although not all of these companies will have these attributes:

         o Strong competitive advantage - companies that "do what they do" better than anyone else are the prime candidates.

         o Clearly defined business focus - companies that "stick to their knitting" - focusing only on a particular niche or segment of a broader market.

         o Strong financial health - companies with strong cash flows, low debt-to-total capital, healthy balance sheets and higher returns on equity than the market average.

         o Quality management - companies with experienced management, low turnover and a long-term track record of success in an industry.

         o Right price - companies that sell at a discount to the Jurika & Voyles' estimation of their true value.

         o Catalyst for growth - it is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

The Fund may also:

         o  Invest in real estate investment trusts ("REITs").

         o Invest in foreign issuers, primarily through sponsored and unsponsored depository receipts.

         o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

Principal Investment Risks. Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: Depository receipts may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

The Fund's investment in short-term trading strategies, with respect to initial public offerings, may make the value of an investment in this Fund fluctuate even more than an investment in other small-cap funds.

MANAGEMENT OF THE CDC SMALL CAP GROWTH FUND

Adviser - CDC IXIS Asset Management Advisers, L.P. CDC IXIS Advisers (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the CDC Small Cap Growth Fund. CDC IXIS Advisers is a subsidiary of CDC NA (formerly Nvest Companies, L.P.), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC NA's 14 principal subsidiary or affiliated asset management firms collectively had $131 billion in assets under management. CDC IXIS Advisers oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to each Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Fund. Each Fund's subadviser(s) makes the investment decisions for the Fund.

Subadviser - Jurika & Voyles. Jurika & Voyles, located at Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612, serves as subadviser to the CDC Small Cap Growth Fund. Founded in 1983, Jurika & Voyles had discretionary management authority with respect to over $2.3 billion of assets as of June 30, 2001 for various clients including corporation, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a subsidiary of CDC NA.

Portfolio Manager.

Jon Hickman manages the CDC Small Cap Growth Fund. Mr. Hickman directs the small-cap equity strategy of Jurika & Voyles. Before joining Jurika & Voyles in February 1999, Mr. Hickman spent fifteen years with Wells Fargo Bank as a portfolio manager in small- and mid-cap strategies.

                                                                    Appendix A-2

                               CDC BALANCED FUND -
             INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND
                              RISKS, AND MANAGEMENT

INVESTMENT GOALS, STRATEGIES AND RISKS

Investment Goal.

The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

Principal Investment Strategies.

The Fund principally invests in common stocks of quality, large to mid-market capitalization companies of any industry and investment grade bonds. Generally, the Fund will invest approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities, although these allocations may change from time to time, subject to the limits below. The Fund's equity securities are allocated equally between a growth and a value component. In managing their particular components, the subadvisers use a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes.

Equity securities (growth or value component):

Jurika & Voyles (Equity-value component) seeks investments with: discounted price compared to Jurika & Voyles' estimation of its true value, sustainable competitive advantage, good growth prospects, predictable cash flows, and a record of creating shareholder value.

Loomis Sayles (Equity-growth component) seeks investments with: discounted price compared to its current value for future growth prospects, leading position within industry and superior earnings growth potential.

Fixed-income securities:

o  greater yield-to-maturity than appropriate benchmarks

o  maturities typically between 1 and 30 years

o  controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, the Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% in fixed income securities. Loomis Sayles will recommend the Fund's asset allocation periodically as it deems appropriate. Net cash flow will be allocated in accordance with the asset allocation determinations and then the equity portion will be allocated equally to the growth and value components.

o For the value component, Jurika & Voyles selects stocks of companies that it believes are undervalued based upon their current operations and have the potential for future earnings growth. Using this value style, Jurika & Voyles generally will seek to invest in 45-60 medium and large capitalization companies. Typically the portfolio's forward price-to-earnings ratio will be at or below the market's, and the portfolio will have long-term growth estimates that are near or above the market. Jurika & Voyles will sell a stock when the price target or full valuation is achieved, a better opportunity is identified, a change occurs in the original investment, such as a merger or a regulatory change, or its fundamentals deteriorate.

o For the growth component, Loomis Sayles selects stocks from a universe of approximately 500 companies. Loomis Sayles then uses fundamental analysis to identify companies with leading market positions. Valuation analysis follows to find undervalued companies with positive growth catalysts. Portfolio construction then balances opportunities with risks to produce a portfolio of about 50 stocks. Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified.

o Loomis Sayles selects bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. They conduct extensive research and credit analysis of over 600 corporate issuers and assign each a proprietary rating. They combine these ratings with internal policy limitations to select bonds for the Fund. They will sell bonds depending on expected credit deterioration or when they identify other securities with better total returns going forward.

The Fund may also:

         o Invest in foreign securities and related currency hedging transactions; Rule 144A securities; mortgage- and asset-backed securities; zero-coupon bonds; and when-issued securities.

         o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

Principal Investment Risks.

Equity securities: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Rule 144A securities may be more illiquid than other equity securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Mortgage- and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

MANAGEMENT OF THE CDC BALANCED FUND

Adviser - CDC IXIS Asset Management Advisers, L.P. Information regarding CDC IXIS Advisers, its parent company and affiliates may be found in Appendix A-1.

Subadvisers - Jurika & Voyles and Loomis Sayles. Information regarding Jurika & Voyles, its parent company and its affiliates may be found in Appendix A-1.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to two components of the CDC Balanced Fund. Loomis Sayles is a subsidiary of CDC NA. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $66 billion in assets under management as of December 31, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Portfolio Managers.

Mark B. Baribeau has co-managed the growth component of the equity portion of the CDC Balanced Fund since March 2000. Mr. Baribeau, Vice President of Loomis Sayles, joined the company in 1989. He also serves as portfolio manager of Loomis Sayles Growth Fund. Mr. Baribeau, a Chartered Financial Analyst, received a M.A. from University of Maryland and a B.A. from University of Vermont and has 14 years of investment experience.

Pamela N. Czekanski has co-managed the growth component of the equity portion of the CDC Balanced Fund since March 2000. Ms. Czekanski, Vice President of Loomis Sayles, joined the company in 1995. She also serves as a portfolio manager of Loomis Sayles Growth Fund. Ms. Czekanski, a Chartered Financial Analyst, received a B.A. from Middlebury College and has 16 years of investment experience.

Guy Elliffe has co-managed the value component of the equity portion of the CDC Balanced Fund since March 2001 and will manage the CDC Relative Value Fund beginning __________, 2001. Mr. Elliffe, Senior Vice President, Principal and Director of Research of Jurika & Voyles, joined the company in 1995.

Previously, he served as Managing Director of Equities at National Mutual Funds Management. He is also a Chartered Financial Analyst. Mr. Elliffe earned a B.A.
(Hons) from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London and has over 20 years of investment experience.

Eric Hull has co-managed the value component of the equity portion of the CDC Balanced Fund since March 2001 and will manage the CDC Relative Value Fund beginning __________, 2001. Mr. Hull, Senior Vice President, Principal and Senior Research Analyst of Jurika & Voyles, joined the company in 1994. Prior to joining Jurika & Voyles, Mr. Hull held positions in both investment management and investment banking. Mr. Hull, a Chartered Financial Analyst, has a B.S. in Business Administration from the University of California at Berkeley and 15 years of investment experience.

John Hyll has served the fixed-income portion of the CDC Balanced Fund as manager from 1994 until August 1999 and as co-manager thereafter. He also serves as portfolio manager of Loomis Sayles Short Term Bond Fund. Hr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 17 years of investment experience.

Nicholas Moore has co-managed the value component of the equity portion of the CDC Balanced Fund since March 2001 and will co-manage the CDC Relative Value Fund beginning __________, 2001. Mr. Moore, Vice President, Principal and Senior Research Analyst of Jurika & Voyles, joined the company in June 1998. Prior to joining Jurika & Voyles, Mr. Moore was a Vice President and Portfolio Manager at Orbitex Management. Prior to that he served as portfolio manager for the Franklin Templeton Group from 1986 until January 1998. Mr. Moore has a B.A. from Menlo College in California and 15 years of investment experience.

Richard D. Skaggs has co-managed the growth component of the equity portion of the CDC Balanced Fund since March 2000. Mr. Skaggs, Vice President of Loomis Sayles, joined the company in 1994. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Skaggs, a Chartered Financial Analyst, received a M.S.M. and a B.S. from Oakland University and has 13 years of investment experience.

Kurt L. Wagner has co-managed the fixed-income portion of the CDC Balanced Fund since May 2000. Mr. Wagner is Vice President and Portfolio Manager of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1994. Mr. Wagner is also a Chartered Financial Analyst and Chartered Investment Counselor. He has an M.B.A. from the University of Chicago, a B.A. from Haverford College and 23 years investment experience.

Messrs. Elliffe, Hull and Moore constitute the Core Product Committee of Jurika & Voyles, which is responsible for the J&V Value+Growth Fund and the equity portion of the J&V Balanced Fund.

                                                                    Appendix A-3

                            CDC RELATIVE VALUE FUND -
             INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND
                              RISKS, AND MANAGEMENT

INVESTMENT GOALS, STRATEGIES AND RISKS

Investment Goals.

The Fund seeks long-term capital appreciation.

Principal Investment Strategies.

To pursue its investment goal, the Fund invests in stocks of quality companies with mid to large market capitalizations.

The Fund expects to invest 80%, but no less than 65%, of its total assets in the common stock of companies with market capitalizations within the range of the Russell 1000 Index, a nationally recognized unmanaged index of mid- and large-cap securities. The Fund's average and median market capitalization will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

When selecting stocks for the Fund, Jurika & Voyles, the Fund's subadviser, will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, Jurika & Voyles looks for companies that possess several of the following characteristics, although not all of these companies will have these attributes:

         o Strong competitive advantage - companies that "do what they do" better than anyone else are the prime candidates.

         o Clearly defined business focus - companies that "stick to their knitting" - focusing only on a particular niche or segment of a broader market.

         o Strong financial health - companies with strong cash flows, low debt-to-total capital, healthy balance sheets and higher returns on equity than the market average.

         o Quality management - companies with experienced management, low turnover and a long-term track record of success in an industry.

         o Right price - companies that sell at a discount to Jurika & Voyles' estimation of their true value.

         o Catalyst for growth - it is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

The Fund may also:

         o  Invest in real estate investment trusts ("REITs").

         o Invest in foreign issuers, primarily through sponsored and unsponsored depositary receipts.

         o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

Principal Investment Risks.

Equity Securities: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Mid-cap companies may have a shorter history of operations and a smaller market for their shares. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: Depository receipts may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

MANAGEMENT OF THE CDC RELATIVE VALUE FUND

Adviser - CDC IXIS Asset Management Advisers, L.P. Information regarding CDC IXIS Advisers, its parent company and its affiliates may be found in Appendix A-1.

Subadviser - Jurika & Voyles.

Information regarding Jurika & Voyles, its parent company and its affiliates may be found in Appendix A-1.

Portfolio Managers.

Nicholas Moore, Guy Elliffe and Eric Hull are the portfolio managers of the CDC Relative Value Fund. Messrs. Elliffe, Hull and Moore constitute the Core Product Committee of Jurika & Voyles, which is responsible for the equity strategy employed by the J&V Value+Growth Fund. Additional information about these portfolio managers may be found in Appendix A-2.

                                                                    Appendix A-4

                                 More About Risk

         The Acquiring Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which an Acquiring Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk (All Acquiring Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Acquiring Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (CDC Balanced Fund and CDC Relative Value Fund) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect any investment.

Emerging Markets Risk (CDC Relative Value Fund) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Euro Conversion Risk (CDC Balanced Fund and CDC Relative Value Fund) Many European counties have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

Extension Risk (All Acquiring Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Information Risk (All Acquiring Funds) The risk that key information about a security is inaccurate or unavailable. IPO securities involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (All Acquiring Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

Leverage Risk (CDC Balanced Fund) The risk associated with securities or practices (e.g. lending) that multiply small index or market movements into large changes in value.

When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Acquiring Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk (All Acquiring Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Acquiring Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and lack of public information and trading history.

Opportunity Risk (All Acquiring Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (All Acquiring Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Acquiring Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (CDC Balanced Fund) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risks (CDC Small Cap Growth Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Acquiring Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

                                                                      Appendix B


                                    FORM OF AGREEMENT AND PLAN OF REORGANIZATION
                                    --------------------------------------------



                      AGREEMENT AND PLAN OF REORGANIZATION


         This Agreement and Plan of Reorganization (the "Agreement") is made as of ___________, 2001, by and between [J&V Fund] (the "Acquired Fund"), a series of Jurika & Voyles Fund Group, a Delaware business trust (the "J&V Trust"), and [CDC Nvest Fund] (the "Acquiring Fund"), a series of the _______________, a Massachusetts business trust (the "CDC Nvest Trust").

                             PLAN OF REORGANIZATION

         (a) The Acquired Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund a number of full and fractional Class Y shares of beneficial interest of the Acquiring Fund (the "Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund on that date. It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

         (b) Upon consummation of the transactions described in paragraph (a) of this Plan of Reorganization, the Acquired Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Merger Shares, each shareholder being entitled to receive that proportion of such Merger Shares which the number of shares of the Acquired Fund held by such shareholder bears to the total number of shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

         (c) As soon as practicable following the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Agreement and Declaration of Trust of the J&V Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is dissolved.

                                    AGREEMENT

         The CDC Nvest Trust, on behalf of the Acquiring Fund, and the J&V Trust, on behalf of the Acquired Fund, agree as follows:

         1. Representations, Warranties and Agreements of the Acquiring Fund. The CDC Nvest Trust, and not the individual Trustees and officers thereof, on behalf of the Acquiring Fund, represents and warrants to and agrees with the Acquired Fund that:

               a. The Acquiring Fund is a series of shares of the CDC Nvest Trust, a Massachusetts business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The CDC Nvest Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the CDC Nvest Trust. Each of the CDC Nvest Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

               b. The CDC Nvest Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the period ended June 30, 2001, have been furnished to the Acquired Fund prior to the Exchange Date. Such statement of assets and liabilities and schedule fairly shall present the financial position of the Acquiring Fund as of such date and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

               d. Since June 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (d), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

               e. The CDC Nvest Trust is not in violation in any material respect of any provisions of its Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the CDC Nvest Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

               f. The prospectuses and statement of additional information of the CDC Nvest Trust, each dated May 1, 2001, and each as from time to time amended or supplemented (collectively, the "CDC Nvest Prospectus"), previously furnished to the Acquired Fund, (i) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and (ii) did not as of such date and do not contain, with respect to the CDC Nvest Trust or the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

               g. There are no material legal, administrative or other proceedings pending or, to the knowledge of the CDC Nvest Trust or the Acquiring Fund, threatened against the CDC Nvest Trust or the Acquiring Fund, which assert liability on the part of the CDC Nvest Trust or the Acquiring Fund. Neither the CDC Nvest Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

               h. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of June 30, 2001, and those incurred in the ordinary course of business as an investment company since such date. Prior to the Exchange Date, the Acquiring Fund will quantify and reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to June 30, 2001, whether or not incurred in the ordinary course of business.

               i. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the CDC Nvest Trust's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

               j. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

               k. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the Registration Statement or the

         Acquired Fund Proxy Statement (each as defined in Section l(r) herein) or the CDC Nvest Prospectus.

               l. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

               m. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

               n. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

               o. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class Y shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

               p. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the CDC Nvest Prospectus.

               q. The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the CDC Nvest Prospectus.

               r. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the CDC Nvest Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 7 herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement (i) complied in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the CDC Nvest Trust, and the Acquired Fund Proxy Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

               s. The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

         2. Representations, Warranties and Agreements of the Acquired Fund. The J&V Trust, and not the individual trustees and officers thereof, on behalf of the Acquired Fund, represents and warrants to and agrees with the Acquiring Fund that:

               a. The Acquired Fund is a series of shares of the J&V Trust, a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out this Agreement. The J&V Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the J&V Trust. Each of the J&V Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

               b. The J&V Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the period ended June 30, 2001, has been furnished to the Acquiring Fund prior to the Exchange Date. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of such date and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

               d. Since June 30, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this Section 2(d) and of Section 9(a) of this Agreement, distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

              e. The J&V Trust is not in violation in any material respect of any provision of its Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the J&V Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

              f. The prospectuses and the statement of additional information of the J&V Trust, each dated October 27, 2000, and each as from time to time amended or supplemented (the "J&V Prospectus"), previously furnished to the Acquiring Fund (i) conform in all material respects to the applicable requirements of the 1933 Act and (ii) did not contain as of such date and do not contain, with respect to the J&V Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

              g. The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

              h. At the Exchange Date, the J&V Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to this Agreement and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed in writing to the Acquiring Fund.

              i. There are no material legal, administrative or other proceedings pending or, to the knowledge of the J&V Trust or the Acquired Fund, threatened against the J&V Trust or the Acquired Fund, which assert liability on the part of the J&V Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

              j. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are or will be disclosed in the J&V Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

              k. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that are shown on the Acquired Fund's statement of assets and liabilities as of June 30, 2001, referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will quantify and reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to June 30, 2001, whether or not incurred in the ordinary course of business.

              l. As of the Exchange Date, the Acquired Fund will have filed all required federal and other tax returns and reports which, to the knowledge of the J&V Trust's officers, are required to have been filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

              m. The J&V Trust has and, at the Exchange Date, the J&V Trust, on behalf of the Acquired Fund, will have, full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of June 30, 2001, referred to in Section 2(c) hereof, as modified by such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

              n. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

              o. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

              p. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

              q. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the J&V Prospectus, as amended through the Exchange Date.

              r. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

              s. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

              t. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement (i) complied in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

              u. The J&V Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund (or to the Acquiring Fund as a result of the transactions contemplated by this Agreement) or under which (whether or not terminated) any material payments for periods subsequent to the Exchange Date will be due from the Acquired Fund (or from the Acquiring Fund as a result of the transactions contemplated by this Agreement).

              v. The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto in all material respects.

         3. Reorganization.

              a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation (if any) to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(j) hereof), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation of the Acquired Fund of any Acquired Fund investments designated by the Acquiring Fund as being unsuitable for it to acquire), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. The Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund.

              b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

              c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

         4. Exchange Date; Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund on such date less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

              a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

              b. The net asset value of the Merger Shares shall be computed in the manner set forth in the CDC Nvest Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

              c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

              d. The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the transfer records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

              e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent (including but not limited to the obligation of the Acquired Fund, to the extent and subject to the limitations set forth in the Agreement and Declaration of Trust and By-Laws of the J&V Trust, to indemnify the Trustees of the J&V Trust in their capacity as such Trustees, [the amount of which obligation is hereby limited to an amount equal to the aggregate net asset value of the Merger Shares as of the Valuation Time,] it being understood that such obligation shall in no way be extinguished, reduced or otherwise affected by the termination of the legal existence of the J&V Trust), in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement. [Text in brackets does not apply to the Value+Growth Fund Acquisition.]

         5. Expenses, Fees, etc.

              a. Except as otherwise provided in this Section 5, Jurika & Voyles, L.P., CDC IXIS Asset Management North America, L.P. and CDC IXIS Asset Management Advisers, L.P. (together, the "Paying Entities"), by countersigning this Agreement, agree that they will bear any and all costs and expenses of the transaction incurred by the

         Acquiring Fund and the Acquired Fund, in such relative proportions as they may mutually determine; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses that it may incur in connection with the purchases or sale of portfolio securities; and provided further that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

              b. In the event the transactions contemplated by this Agreement are not consummated, then CDC IXIS Asset Management North America, L.P. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

              c. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

              d. Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

         6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued shall be made at the offices of _______________________, as of the close of business on November 30, 2001, or at such other time and date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

         7. Meeting of Shareholders; Dissolution.

              a. The J&V Trust, on behalf of the Acquired Fund, shall call a meeting of the Acquired Fund's shareholders to take place after the effective date of the Registration Statement for the purpose of considering the approval of this Agreement.

              b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the J&V Trust's Agreement and Declaration of Trust in accordance with applicable law and that, after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

              c. The Acquiring Fund shall, after the preparation and delivery to the Acquiring Fund by the Acquired Fund of a preliminary version of the Acquired Fund Proxy Statement information, which shall be satisfactory to the Acquiring Fund and to

         Ropes & Gray for inclusion in the Registration Statement, file the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund shall cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

         8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

              a. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the J&V Trust's President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since June 30, 2001, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid, and a certificate of both such officers representing and warranting that there are no known liabilities, contingent or otherwise, of the Acquired Fund required to be reflected on a balance sheet (including notes thereto) in accordance with generally accepted accounting principles as of June 30, 2001 and in the Acquired Fund's statement of assets and liabilities as of the Valuation Time.

              b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the J&V Trust's President (or any Vice President) and Treasurer certifying that as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such date and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

              c. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from the J&V Trust's independent accountants, dated the Exchange Date, stating that such firm has employed certain procedures whereby it has obtained schedules of the tax provisions and qualifying tests for regulated investment companies and that, in the course of such procedures, nothing came to their attention which caused them to believe that the Acquired Fund (i) would not qualify as a regulated investment company for federal, state, or local income tax purposes or
         (ii) would owe any federal, state or local income tax or excise tax, in each case for both the taxable year ended June 30, 2001, and for any taxable year or period beginning on July 1, 2001 and ending on or prior to the Exchange Date (the latter period being based on unaudited data).

              d. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

              e. That the Acquiring Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Acquired Fund, dated the Exchange Date, to the effect that (i) the J&V Trust is a Delaware business trust duly formed and validly existing under the laws of State of Delaware, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-Laws of the J&V Trust; (ii) this Agreement has been duly authorized, executed and delivered by the J&V Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the J&V Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the CDC Nvest Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the J&V Trust and the Acquired Fund enforceable against the J&V Trust and the Acquired Fund in accordance with its terms, except as may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (iii) the J&V Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the J&V Trust's Agreement and Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the J&V Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any penalty under any agreement, judgment or decree to which the J&V Trust or the Acquired Fund is party or by which either of them is bound, it being understood that with respect to investment restrictions contained in the J&V Trust's Agreement and Declaration of Trust, By-Laws or then-current prospectuses or statement of additional information, such counsel may rely upon a certificate of an officer of the J&V Trust; (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the J&V Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws;
         (vi) the J&V Trust is registered with the Commission as an investment company under the 1940 Act; and (vii) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the J&V Trust or the Acquired Fund or any of their properties or assets that challenges or seeks to prohibit, restrain or enjoin the transactions contemplated by this Agreement. In addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquired Fund at which the contents of the Acquired Fund Proxy Statement and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Acquired Fund Proxy Statement, on the basis of the foregoing (relying as to materiality upon the opinions of officers and other representatives of the

         Acquired Fund), no facts have come to their attention that lead them to believe that the portions of the Acquired Fund Proxy Statement relevant to the transfer of assets contemplated by this Agreement as of its date, as of the date of the Acquired Fund shareholders' meeting or as of the Exchange Date, contained an untrue statement of a material fact regarding the Acquired Fund or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquired Fund, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquiring Fund, contained in the Acquired Fund Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund, its Trustees and its officers.

              f. That the Acquiring Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transactions contemplated by this Agreement will constitute a reorganization within the meaning of
         Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to the reorganization" within the meaning of
         Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund as contemplated in Section 3 hereof; (iii) under Section 362(b) of the Code, the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; (iv) under Section 1223(2) of the Code, the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund; and (v) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

              g. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the CDC Nvest Prospectus in effect on the Exchange Date, may not properly acquire.

              h. That the J&V Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

              i. That all actions taken by the J&V Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and Ropes & Gray.

              j. [That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code), computed in each case without regard to any deduction for dividends paid, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for both the taxable year ended on June 30, 2001, and for any taxable year or period beginning on July 1, 2001 and ending on or prior to the Exchange Date.] [This bracketed subsection does not apply to the Value+Growth Fund Acquisition.]

              k. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the J&V Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

              l. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

              m. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and
         (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

              n. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either
         (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or Ropes & Gray are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or Ropes &

         Gray, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

              o. That the Acquiring Fund shall have received from the J&V Trust's independent accountants a letter addressed to the Acquiring Fund, dated as of the Exchange Date, satisfactory in form and substance to the Acquiring Fund with respect to the performance of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time.

              p. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

              q. That the Acquiring Fund shall have received an opinion of Ropes & Gray with respect to the matters specified in Section 9(f) of this Agreement, and such other matters as the Acquiring Fund may reasonably deem necessary or desirable.

              r. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the CDC Nvest Trust or the Acquiring Fund, threatened by the Commission.

         9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

              a. That the Acquiring Fund shall have furnished to the Acquired Fund a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in
         Section 4, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the CDC Nvest Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since June 30, 2001, other than changes occurring in the ordinary course of business.

              b. That the CDC Nvest Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date, pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund (including but not limited to the obligation of the Acquired Fund, to the extent and subject to the limitations set forth in the Declaration of Trust and By-Laws of the J&V Trust, to indemnify the Trustees of the J&V Trust in their capacity as such Trustees, [the amount of which obligation is limited to an amount equal to the aggregate net asset value of the Merger Shares as of the Valuation Time,] it being understood that such obligation shall in no way be extinguished, reduced or otherwise affected by the termination of the legal existence of the J&V Trust), other than liabilities arising pursuant to this Agreement. [The text in brackets does not apply to the Value+Growth Fund Acquisition.]

              c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the CDC Nvest Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such date.

              d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

              e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, dated the Exchange Date, to the effect that (i) the CDC Nvest Trust is a Massachusetts business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-Laws of the CDC Nvest Trust; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and (other than as described in the Registration Statement) nonassessable Class Y shares of beneficial interest of the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the CDC Nvest Trust on behalf of the Acquiring Fund and, assuming that the CDC Nvest Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the J&V Trust on behalf of the Acquired Fund, is a valid and binding obligation of the CDC Nvest Trust and the Acquiring Fund enforceable against the CDC Nvest Trust and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the CDC Nvest Trust's Agreement and Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the

         CDC Nvest Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the CDC Nvest Trust or the Acquiring Fund is party or by which either of them is bound, it being understood that with respect to investment restrictions as contained in the CDC Nvest Trust's Agreement and Declaration of Trust, By-Laws or then-current prospectuses or statement of additional information, such counsel may rely upon a certificate of an officer of the CDC Nvest Trust; (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the CDC Nvest Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; (vi) the CDC Nvest Trust is registered with the Commission as an investment company under the 1940 Act; and (vii) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the CDC Nvest Trust or the Acquiring Fund or any of their properties or assets that challenges or seeks to prohibit, restrain or enjoin the transactions contemplated by this Agreement. In addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Registration Statement and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Registration Statement, on the basis of the foregoing (relying as to materiality upon the opinions of officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Registration Statement as of its date, as of the date of the Acquired Fund shareholders' meeting or as of the Exchange Date, contained an untrue statement of a material fact regarding the Acquiring Fund or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquiring Fund, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquired Fund, contained in the Acquired Fund Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquired Fund, its Trustees and its officers.

              f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to the reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund (x) upon the transfer of its assets to the Acquiring Fund in exchange for the Merger Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund as contemplated in Section 3 hereof or (y) upon the distribution of the Merger Shares to the shareholders of the Acquired Fund as contemplated in Section 3 hereof; (iii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iv) under
         Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor; and (v) under
         Section 1223(1) of the Code, an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

              g. That all actions taken by the CDC Nvest Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and Ropes & Gray.

              h. That the CDC Nvest Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

              i. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

              j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the CDC Nvest Trust or the Acquiring Fund, threatened by the Commission.

         10. Indemnification.

              a. The Acquired Fund shall indemnify and hold harmless, out of the assets of the Acquired Fund but no other assets, the CDC Nvest Trust and the trustees and officers of the CDC Nvest Trust (for purposes of this Section 10(a), the "CDC Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the CDC Indemnified Parties in connection with, arising out of or resulting from any claim, action, suit or proceeding in which any one or more of the CDC Indemnified Parties may be involved or with which any one or more of the CDC Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the J&V Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the J&V Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the J&V Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the

         J&V Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the CDC Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the J&V Trust or the Acquired Fund. The CDC Indemnified Parties will notify the J&V Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the CDC Indemnified Parties of any notice of legal process or any suit brought against or claim made against such CDC Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this
         Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the CDC Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the CDC Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under this
         Section 10(a) to indemnify and hold harmless the CDC Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the CDC Indemnified Parties' first paying the same.

              b. The Acquiring Fund shall indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the J&V Trust and the trustees and officers of the J&V Trust (for purposes of this Section 10(b), the "J&V Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the J&V Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the J&V Indemnified Parties may be involved or with which any one or more of the J&V Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the CDC Nvest Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the CDC Nvest Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the CDC Nvest Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the J&V Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the CDC Nvest Trust or the Acquiring Fund. The J&V Indemnified Parties will notify the CDC Nvest Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the J&V Indemnified Parties of any notice of legal process or any suit brought against or claim made against such J&V Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the J&V Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the J&V Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the J&V Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the J&V Indemnified Parties' first paying the same.

         11. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the J&V Trust or the CDC Nvest Trust, respectively, who, by reason of such dealings, is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

         12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of its trustees or an officer authorized by such trustees, may waive any condition to its respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by February 28, 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

         13. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         14. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

                  "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [INSERT NAME OF ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

         15. Reorganization of Acquired Fund. The Acquiring Fund will not merge into, reorganize with or transfer all of its assets to, or engage in a similar transaction with, another entity unless such other entity shall have agreed to assume the Acquired Fund's obligation to indemnify the Trustees of the J&V Trust set forth in Section 4.e hereto.

         16. Trustee Insurance. The CDC Nvest Trust shall, for a period of six years after the Exchange Date, take such steps as are necessary to ensure that the Trustees of the J&V Trust who are Trustees as of the Exchange Date are covered by liability insurance (or any alternative self-insurance scheme that may be adopted) as if such J&V Trust Trustees were Trustees of the CDC Nvest Trust during such period.

         17. Sole Agreement; Amendments; Governing Law. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

         18. Declaration of Trust.

              a. A copy of the Agreement and Declaration of Trust of the CDC Nvest Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the CDC Nvest Trust on behalf of the Acquiring Fund as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the CDC Nvest Trust individually but are binding only upon the assets and property of the Acquiring Fund.

              b. A copy of the Agreement and Declaration of Trust of the J&V Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the trustees of the J&V Trust on behalf of the Acquired Fund as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the J&V Trust individually but are binding only upon the assets and property of the Acquired Fund.

                                     JURIKA & VOYLES FUND GROUP,
                                     on behalf of its ____________________ Fund

                                     By:___________________________
                                     Name:
                                     Title:

                                     _______________________________________,
                                     on behalf of its _________________ Fund

                                     By:___________________________
                                     Name:
                                     Title:

Agreed and accepted as to Section 5 only:

JURIKA & VOYLES, L.P.

By:___________________________
Name:
Title:

CDC IXIS ASSET MANAGEMENT NORTH AMERICA, L.P.

By:___________________________
Name:
Title:

CDC IXIS ASSET MANAGEMENT ADVISERS, L.P.

By:___________________________
Name:
Title:

                                                                      Appendix C

                           Acquiring Fund Information

                             INVESTING IN THE FUNDS

Choosing a Share Class

Each Fund offers Classes A, B, C and Y shares. This Prospectus/Proxy Statement offers only Class Y shares. For information regarding Class A, B or C shares, the Funds' other share classes, please call CDC Nvest Funds at 800-225-5478. Each class has different eligibility and minimum investment requirements. Each class also has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Your financial representative can help you decide which class of shares is most appropriate for you.

Class Y Shares

You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.

Acquired Fund shareholders receiving Class Y shares in an Acquisition will not be subject to investment minimums with respect to such shares.

Otherwise, Class Y shares may be purchased by mutual funds, endowments, foundations, bank trust departments or trust companies with a minimum initial investment of $1,000,000. The minimum subsequent investment for such entities is $10,000.

There is no initial or subsequent investment minimum for:

o Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

o Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

o  Separate Accounts of New England Financial, MetLife or their affiliates.

o Wrap Fee Programs of certain broker-dealers not being paid by the Funds or CDC IXIS Asset Management Distributors L.P. ("CDC IXIS Distributors"). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

o Certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

o Deferred Compensation Plan Accounts of New England Life Insurance Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

o Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information about such fees.

You will not receive certificates representing Class Y shares.

                      BUYING, SELLING AND EXCHANGING SHARES

Buying Shares
                                              Opening an Account                      Adding to an Account
Through Your Investment Dealer
                                         o    Call your investment dealer        o    Call your investment dealer
                                              for information.                        for information.

By Mail

                                         o    Make out a check in U.S.           o    Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds." Third party checks and          Funds." Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.

                                         o    Mail the check with your           o    Fill out the detachable
                                              completed application to CDC            investment slip from an account
                                              Nvest Funds, P.O. Box 8551,             statement. If no slip is
                                              Boston, MA 02266-8551                   available, include with the
                                                                                      check a letter specifying the
                                                                                      Fund name, your class of
                                                                                      shares, your account number
                                                                                      and the registered account
                                                                                      name(s). To make investing
                                                                                      even easier, you can order
                                                                                      more investment slips by
                                                                                      calling 800-225-5478.

By Exchange

                                         o    Obtain a current prospectus        o    Call your investment dealer
                                              for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 or visit
                                              investment dealer or CDC Nvest          nvestfunds.com to request an
                                              Funds at 800-225-5478.                  exchange.

                                         o    Call your investment dealer        o    See the section entitled
                                              or CDC Nvest Funds to request an        "Exchanging Shares" for more
                                              exchange.                               details.

                                         o    See the section entitled
                                              "Exchanging Shares." for more
                                               details

By Wire

                                         o    Call CDC Nvest Funds at            o    Visit www.cdcnvest
                                              800-225-5478 to obtain an               funds.com to add shares to your
                                              account number and wire transfer        account by wire.
                                              instructions. Your bank may
                                              charge you for such a transfer.

                                                                                 o    Instruct your bank to transfer
                                                                                      funds to State Street Bank & Trust
                                                                                      Company, ABA# 011000028, DDA#
                                                                                      99011538.

                                                                                 o    Specify the Fund name, your class
                                                                                      of shares, your account number and
                                                                                      the registered account name(s).
                                                                                      Your bank may charge you for such
                                                                                      a transfer.



Through Automated Clearing House ("ACH")

                                         o    Ask your bank or credit            o    Call CDC Nvest Funds at
                                              union whether it is a member of         800-225-5478 or visit
                                              the ACH system.                         www.cdcnvestfunds.com to add
                                                                                      shares to your account through
                                                                                      ACH.

                                         o    Complete the "Bank                 o    If you have not signed up
                                              Information" section on your            for the ACH system, please call
                                              account application.                    CDC Nvest Funds for a Service
                                                                                      Options Form. A signature
                                                                                      guarantee may be required to
                                                                                      add this privilege.

                                         o    Mail your completed application to
                                              CDC Nvest Funds, P.O. Box 8551,
                                              Boston, MA 02266-8551.

Selling Shares

                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer

                        o     Call your investment dealer for information.

By Mail

                        o Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

                        o The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

                        o Mail your request by regular mail to CDC Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by registered, express or certified mail to CDC Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

                        o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

By Exchange

                        o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or CDC Nvest Funds at 800-225-5478.

                        o     Call CDC Nvest Funds or visit
                              www.cdcnvestfunds.com to request an exchange.

                        o See the section entitled "Exchanging Shares" for more details.

By Wire

                        o Fill out the "Bank Information" section on your account application.

                        o Call CDC Nvest Funds at 800-225-5478, visit www.cdcnvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

                        o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House

                        o Ask your bank or credit union whether it is a member of the ACH system.

                        o Complete the "Bank Information" section on your account application.

                        o If you have not signed up for the ACH system on your application, please call CDC Nvest Funds at 800-225-5478 for a Service Options Form.

                        o     Call CDC Nvest Funds or visit
                              www.cdcnvestfunds.com to request a redemption through this system.

                        o Proceeds will generally arrive at your bank within three business days.

By Telephone

                        o You may receive your proceeds by mail, by wire or through ACH (see above).

                        o Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative, or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Exchanging Shares

You may exchange Class Y shares of your Fund for Class Y shares of any other CDC Nvest Fund which offers Class Y shares or for Class A shares (load free) of any CDC Nvest Fund that does not offer Class Y shares. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other CDC Nvest Fund which does not offer Class Y shares of any CDC Nvest Fund. All exchanges are subject to the eligibility requirements of the CDC Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although a Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and CDC IXIS Distributors reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and CDC IXIS Distributors reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

Restriction                                           Situation
-----------                                           ---------
The Fund may suspend the right of redemption or       o  When the New York Stock Exchange (the
postpone payment for more than 7 days:                   "Exchange") is closed (other than a
                                                         weekend/holiday)

                                                      o  During an emergency

                                                      o  Any other period permitted by the SEC

-------------------------------------------------------------------------------------------------------------
The Fund reserves the right to suspend                   o  With a notice of a dispute between
account services or refuse transaction                      registered owners
requests:                                                o  With suspicion/evidence of a fraudulent act
-------------------------------------------------------------------------------------------------------------
The Fund may pay the redemption price in                 o  When it is detrimental for the Fund to
whole or in part by a distribution in kind of readily       make cash payments as determined in the sole
marketable securities in lieu of cash or may take up        discretion of the Adviser
to 7 days to pay a redemption request in order to
raise capital:
-------------------------------------------------------------------------------------------------------------
The Fund may withhold redemption proceeds until the      o  When redemptions are made within 10
check or funds have cleared:                                calendar days of purchase by check or ACH of the
                                                            shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000, as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

                           HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -----------------------------------------------------------------------
                                       Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the CDC IXIS Distributors after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by CDC

   IXIS Distributors before 5:00 p.m. Eastern time on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, CDC IXIS Distributors may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to CDC IXIS Distributors or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price as provided by a pricing service.

Debt securities (other than short-term obligations) -- based upon pricing service valuations.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Funds' Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

All other securities -- fair market value as determined by CDC IXIS Advisers of the Fund under the direction of the Funds' Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Funds' Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

                           DIVIDENDS AND DISTRIBUTIONS

The Acquiring Funds generally distribute most or all of their net investment income (other than long-term capital gains) in the form of dividends. The CDC Small Cap Growth Fund and CDC Relative Value Fund each distributes its net investment income annually. The CDC Balanced Fund distributes its net investment income quarterly. Each Acquiring Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions from Class Y shares of the Acquiring Funds will automatically be reinvested in Class Y shares of the distributing Fund at net asset value, unless you select one of the following alternatives:

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the distributing Fund or in Class Y shares of another CDC Nvest Fund.

o  Receive all distributions in cash.

         For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

         If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

                                TAX CONSEQUENCES

         Each Acquiring Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for taxation as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

         Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of gains from investments that a Fund owned for more than one year that are designated by that Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you received them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

         The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. We do not expect the shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions.

         Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest.

         The CDC Small Cap Growth Fund and the CDC Relative Value Fund may invest in REITs. REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders would be reduced by any corporate taxes payable by the REIT.

         The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or a CDC Nvest Money Market
Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholders held the shares for more than one year.

         You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

                       COMPENSATION TO SECURITIES DEALERS

         CDC IXIS Distributors may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by CDC IXIS Distributors relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

                                                                      Appendix D

                  SHARES OUTSTANDING AND OWNERSHIP INFORMATION

Shares Outstanding and Entitled to Vote of Each Acquired Field and Shares Outstanding of Each Acquiring Fund.

         As of _______________________, the number of shares of J&V Small-Cap Fund, J&V Balanced Fund and J&V Value+Growth Fund entitled to vote at the Meeting, and for each class of the CDC Small Cap Growth Fund, CDC Balanced Fund and CDC Relative Value Fund, the number of shares outstanding was as follows:

                    Acquired Fund                             Number of Shares Outstanding and Entitled
                    -------------                                      to Vote at the Meetings
                                                                       -----------------------

J&V Small-Cap Fund                                                      [__________________]
J&V Balanced Fund                                                       [__________________]
J&V Value+Growth                                                        [__________________]

                Acquiring Fund                    Class              Number of Shares Outstanding
                --------------                    -----              ----------------------------
CDC Small Cap Growth Fund                           A                    [__________________]
                                                    B                    [__________________]
                                                    C                    [__________________]
                                                    Y                    [__________________]

CDC Balanced Fund                                   A                    [__________________]
                                                    B                    [__________________]
                                                    C                    [__________________]
                                                    Y                    [__________________]

CDC Relative Value Fund                             A                    [__________________]
                                                    B                    [__________________]
                                                    C                    [__________________]
                                                    Y                    [__________________]

Ownership of Shares.

         As of _______________________, (i) the Trustees and officers of Jurika & Voyles Fund Group, as a group, owned less than one percent of each Acquired Fund, (ii) the Trustees and officers of CDC Nvest Funds Trust I, as a group, owned less than one percent of each class of shares of CDC Balanced Fund, (iii) the Trustees and officers of CDC Nvest Funds Trust I, as a group, owned less than one percent of each class of shares of CDC Relative Value Fund, and (iv) the Trustees and officers of CDC Nvest Funds Trust III, as a group, owned less than one percent of each class of shares of CDC Small Cap Growth Fund.

         As of July 18, 2001, the following shareholders of record owned 5% or more of the outstanding shares of the noted Acquired Fund or the outstanding shares of the noted class of the noted Acquiring Fund. [to be updated]

                                                                                    Number of
                                                                                    Shares        Percent
Name of Fund                Name and Address of Record Owner                        Owned         of Shares
------------                --------------------------------                        -----         ---------
J&V Balanced Fund           Charles Schwab & Co Inc                                 [792,351]       [____]%
                            Special Custody Account For
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery St
                            San Francisco, CA 94104-4122

J&V Balanced Fund           Michael A. Roosevelt Ttee                               [147,373]       [____]%
                            Eva Benson Buck Charitable
                            Lead Trust C
                            Heller Ehrman White & Mcauliffe
                            425 California St 22nd Floor
                            San Francisco, CA 94104-2102

J&V Small-Cap Fund          Charles Schwab & Co Inc                                 [558,684]      [_____]%
                            Special Custody Account For
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery St
                            San Francisco, CA 94104-4122

J&V Small-Cap Fund          US Bank National Association                            [303,395]      [_____]%
                            Cust For Nsp Ret Savings Trust
                            Act #21736116
                            CM-9551
                            Po Box 70870
                            Saint Paul, MN 55170-0002

J&V Small-Cap Fund          Prudential Securities Inc.                              [168,194]      [_____]%
                            Special Custody Acct for the
                            Exclusive Benefit Of Customers - PC
                            Attn Mutual Funds Ron Noren
                            1 New York Plz
                            New York, NY 10004-1901

J&V Value+Growth Fund       Vanguard Fiduciary Trust Co.                            [975,102]      [_____]%
                            Memorial Health Services Plan 91582
                            Attn:  Specialized Servs Unit Vm421
                            Po Box 2600
                            Valley Forge, PA 19482-2600

J&V Value+Growth Fund       Charles Schwab & Co Inc.                                [215,236]    [_____]%
                            Special Custody Account For
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery St
                            San Francisco, CA 94104-4122

                                                                                    Number of
                                                                                    Shares        Percent
Name of Fund                Name and Address of Record Owner                        Owned         of Shares
------------                --------------------------------                        -----         ---------
J&V Value+Growth Fund       Chase Manhattan Bank                                    [84,056]      [_____]%
                            Directed Ttee
                            For MetLife Defined Cont Group
                            4 New York Plz
                            New York, NY 10004-2413

CDC Balanced Fund           MLPF&S for the sole benefit of its customer             [______]      [_____]%
Class C shares              Attn: Fund Administration ML#97UA5
                            4800 Deer Lake Drive East
                            Jacksonville, FL 33246-6484

                            Donaldson Lufkin Jenrette
                            Securities Corporation Inc.
                            PO Box 2052
                            Jersey City, NJ 07303-2052

Class Y shares              New England Mutual Life Ins. Co.                        [______]      [_____]%
                            Separate Investment Accounting
                            Attn: Brenda Harmon
                            501 Boylston Street - 6/th/ F1
                            Boston, MA 02116-3769

                            Metropolitan Life Insurance Co.                         [______]      [_____]%
                            C/O GADC-Gerald Hart-Agency
                            Operations Nelico
                            501 Boylston Street, 10/th/ F1
                            Boston, MA 02116-3769

                            Chase Manhattan Bank Directed Trustee for               [______]      [_____]%
                            MetLife Defined Contribution Group
                            770 Broadway, 10/th/ F1
                            New York, NY 10003-9522

CDC Small Cap Growth Fund   MLPF&S for the sole benefit of its customer             [______]      [_____]%
Class C shares              Attn: Fund Administration ML#97UA5
                            4800 Deer Lake Drive East
                            Jacksonville, FL 33246-6484

                            State Street Bank and Trust Co.                         [______]      [_____]%
                            Cust for the IRA of
                            Herbert E. Schomberg
                            3885 Breaker
                            Waterford, MI 48329-2219

         As of July 18, 2001, the following shareholders of record owned 5% or more of the outstanding shares of the noted Acquired Fund or the outstanding shares of the noted class of the noted Acquiring Fund upon the consummation of the Acquisitions. [to be updated]

                                                                                    Number of
                                                                                    Shares        Percent
Name of Fund                Name and Address of Record Owner                        Owned         of Shares
------------                --------------------------------                        -----         ---------
J&V Balanced Fund           Charles Schwab & Co Inc                                 [792,351]       [____]%
                            Special Custody Account For
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery St
                            San Francisco, CA 94104-4122

J&V Balanced Fund           Michael A. Roosevelt Ttee                               [147,373]       [____]%
                            Eva Benson Buck Charitable
                            Lead Trust C
                            Heller Ehrman White & Mcauliffe
                            425 California St 22nd Floor
                            San Francisco, CA 94104-2102

J&V Small-Cap Fund          Charles Schwab & Co Inc                                 [558,684]      [_____]%
                            Special Custody Account For
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery St
                            San Francisco, CA 94104-4122

J&V Small-Cap Fund          US Bank National Association                            [303,395]      [_____]%
                            Cust For Nsp Ret Savings Trust
                            Act #21736116
                            CM-9551
                            Po Box 70870
                            Saint Paul, MN  55170-0002

J&V Small-Cap Fund          Prudential Securities Inc.                              [168,194]      [_____]%
                            Special Custody Acct for the
                            Exclusive Benefit Of Customers - PC
                            Attn Mutual Funds Ron Noren
                            1 New York Plz
                            New York, NY 10004-1901

J&V Value+Growth Fund       Vanguard Fiduciary Trust Co.                            [975,102]      [_____]%
                            Memorial Health Services Plan 91582
                            Attn: Specialized Servs Unit Vm421
                            Po Box 2600
                            Valley Forge, PA 19482-2600

J&V Value+Growth Fund       Charles Schwab & Co Inc.                                [215,236]    [_____]%
                            Special Custody Account For
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery St
                            San Francisco, CA 94104-4122

                                                                                    Number of
                                                                                    Shares        Percent
Name of Fund                Name and Address of Record Owner                        Owned         of Shares
------------                --------------------------------                        -----         ---------
J&V Value+Growth Fund       Chase Manhattan Bank                                     [84,056]    [_____]%
                            Directed Ttee
                            For MetLife Defined Cont Group
                            4 New York Plz
                            New York, NY 10004-2413

CDC Balanced Fund           MLPF&S for the sole benefit of its customer             [______]     [_____]%
Class C shares              Attn: Fund Administration ML#97UA5
                            4800 Deer Lake Drive East
                            Jacksonville, FL 33246-6484

                            Donaldson Lufkin Jenrette
                            Securities Corporation Inc.
                            PO Box 2052
                            Jersey City, NJ 07303-2052

Class Y shares              New England Mutual Life Ins. Co.                        [______]      [_____]%
                            Separate Investment Accounting
                            Attn:  Brenda Harmon
                            501 Boylston Street - 6/th/ F1
                            Boston, MA 02116-3769

                            Metropolitan Life Insurance Co.                         [______]      [_____]%
                            C/O GADC-Gerald Hart-Agency
                            Operations Nelico
                            501 Boylston Street, 10/th/ F1
                            Boston, MA 02116-3769

                            Chase Manhattan Bank Directed Trustee for               [______]      [_____]%
                            MetLife Defined Contribution Group
                            770 Broadway, 10/th/ F1
                            New York, NY 10003-9522

CDC Small Cap Growth Fund   MLPF&S for the sole benefit of its customer             [______]      [_____]%
Class C shares              Attn:  Fund Administration ML#97UA5
                            4800 Deer Lake Drive East
                            Jacksonville, FL 33246-6484

                            State Street Bank and Trust Co.                         [______]      [_____]%
                            Cust for the IRA of
                            Herbert E. Schomberg
                            3885 Breaker
                            Waterford, MI 48329-2219

* The column captioned "Percentage of Shares upon Consummation of the Acquisitions" assumes the Acquisitions were consummated on the Record Date and is for informational purposes only. No assurances can be given as to how many shares of the Acquiring Funds will be received by the shareholders of the

Acquired Fund on the actual date on which the Acquisitions will take place and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Funds that actually will be received on or after such date.

                                                                      Appendix E

                                 CAPITALIZATION

         The following table shows on an unaudited basis the capitalization of each of the Acquired Funds and each of the Acquiring Funds as of July 31, 2001 and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the relevant Acquiring Fund at net asset value as of the date:

1.  Small Cap Funds

                                                                                                            CDC Small Cap
                               CDC Small Cap                                                                Growth Fund
                                Growth Fund           J&V Small-Cap Fund      Pro Forma Adjustments         Pro Forma
                             -------------------    ---------------------    -----------------------     ---------------------
Class A
Net asset value                   $7,519,331.80                  N/A                  N/A                   $7,519,331.80
Shares outstanding                   724,850.44                  N/A                  N/A                      724,850.44
Net asset value per share                $10.37                  N/A                  N/A                          $10.37

Class B
Net asset value                   $7,999,443.77                  N/A                  N/A                   $7,999,443.77
Shares outstanding                   794,896.84                  N/A                  N/A                      794,896.84
Net asset value per shares               $10.06                  N/A                  N/A                          $10.06

Class C
Net asset value                     $935,870.76                  N/A                  N/A                     $935,870.76
Shares outstanding                    93,029.94                  N/A                  N/A                       93,029.94
Net asset value per share                $10.06                  N/A                  N/A                          $10.06

Shares of J&V Small-Cap
Fund/Class Y Shares of CDC
Small Cap Growth Fund
Net asset value                          N/A             $29,750,404.15               N/A                  $29,750,404.15
Shares outstanding                       N/A               1,986,662.04            882,229.39                2,868,891.43
Net Asset value per share                N/A                     $14.98               N/A                          $10.37

2.  Balanced Funds

                               J&V Balanced             CDC Balanced            Pro Forma         CDC Balanced Fund
                                    Fund                    Fund              Adjustments         Pro Forma
                            --------------------    --------------------    -----------------    --------------------
Class A
Net asset value                      N/A                $81,992,205.57            N/A                 $81,992,205.57
Shares outstanding                   N/A                  8,351,089.30            N/A                   8,351,089.30
Net asset value per share            N/A                          9.82            N/A                          $9.82

Class B
Net asset value                      N/A                $32,698,478.26            N/A                 $32,698,478.26
Shares outstanding                   N/A                  3,329,406.50            N/A                   3,329,406.50
Net asset value per shares           N/A                         $9.82            N/A                          $9.82

Class C
Net asset value                      N/A                 $1,584,942.29            N/A                  $1,584,942.29
Shares outstanding                   N/A                    162,123.14            N/A                     162,123.14
Net asset value per share            N/A                         $9.78            N/A                          $9.78

Shares of J&V Balanced
Fund/Class Y Shares of
CDC Balanced Fund
Net asset value                  $38,350,319.01         $21,735,657.20            N/A                 $60,085,976.21
Shares outstanding                 2,873,579.86           2,233,155.48        1,067,871.22              6,174,606.56
Net Asset value per share                $13.35                  $9.73            N/A                          $9.73

3.  Value Funds

                                    J&V
                                Value+Growth        CDC Relative Value         Pro Forma           CDC Relative Value
                                   Fund                    Fund                Adjustments          Fund Pro Forma
                            --------------------    --------------------    -----------------    ---------------------
Class A
Net asset value                     N/A                     N/A                   N/A                    N/A
Shares outstanding                  N/A                     N/A                   N/A                    N/A
Net asset value per share           N/A                     N/A                   N/A                    N/A

Class B
Net asset value                     N/A                     N/A                   N/A                    N/A
Shares outstanding                  N/A                     N/A                   N/A                    N/A
Net asset value per shares          N/A                     N/A                   N/A                    N/A

Class C
Net asset value                     N/A                     N/A                   N/A                    N/A
Shares outstanding                  N/A                     N/A                   N/A                    N/A
Net asset value per share           N/A                     N/A                   N/A                    N/A

Shares of J&V
Value+Growth Fund/Class Y
Shares of CDC Relative
Value Fund
Net asset value                $28,543,453.06               N/A                   N/A                $28,543,453.06
Shares outstanding               1,851,384.54               N/A                   N/A                  1,851,384.54
Net Asset value per share              $15.42               N/A                   N/A                        $15.42

                                                                      Appendix F

                              FINANCIAL HIGHLIGHTS

   The financial highlights tables are intended to help you understand the performance of each of the Acquired Funds and the CDC Small Cap Growth Fund and the CDC Balanced Fund for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in each table represent the return that an investor would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information (except for information for the Acquiring Funds for the Semi-annual period ending June 30, 2001) has been audited by PricewaterhouseCoopers LLP, independent accountants. Each Fund's financial statements are incorporated by reference in the SAI, which is available free of charge upon request as described at the beginning of this Prospectus/Proxy Statement.

For a share outstanding throughout each period.

                           Income (loss) from investment operations:
                           -----------------------------------------

                                            Net
                 Net asset               realized
                  value,      Net          and         Total       Dividends
                beginning  investment   unrealized      from       from net
                  of the    income      gain (loss)   investment  investment
                  period    (loss)    on investments  operations    income
CDC NVEST
BALANCED FUND
 Class A
2001(e)           $10.70      $0.10       $(0.80)      $(0.70)     $(0.11)
2000               11.69       0.23        (0.98)       (0.75)      (0.24)
1999               13.52       0.32        (0.82)       (0.50)      (0.32)
1998               14.25       0.33         0.74         1.07       (0.32)
1997               13.94       0.33         2.05         2.38       (0.33)
1996               13.14       0.38         1.76         2.14       (0.39)

 Class B
2001 (e)          $10.68      $0.07       $(0.80)      $(0.73)     $(0.05)
2000               11.58       0.16        (0.99)       (0.83)      (0.07)
1999               13.40       0.21        (0.80)       (0.59)      (0.22)
1998               14.15       0.21         0.74         0.95       (0.22)
1997               13.86       0.23         2.03         2.26       (0.23)
1996               13.08       0.29         1.74         2.03       (0.30)

 Class C
2001 (e)          $10.63      $0.07       $(0.80)      $(0.73)     $(0.05)
2000               11.53       0.16        (0.99)       (0.83)      (0.07)
1999               13.35       0.21        (0.80)       (0.59)      (0.22)
1998               14.10       0.21         0.74         0.95       (0.22)
1997               13.82       0.23         2.02         2.25       (0.23)
1996               13.05       0.29         1.73         2.02       (0.30)

 Class Y
2001(e)           $10.62      $0.11       $(0.78)      $(0.67)     $(0.15)
2000               11.71       0.28        (0.98)       (0.70)      (0.39)
1999               13.54       0.36        (0.81)       (0.45)      (0.37)
1998               14.27       0.39         0.74         1.13       (0.38)
1997               13.95       0.40         2.06         2.46       (0.40)
1996               13.15       0.44         1.76         2.20       (0.45)

                   Less distributions:
                   -------------------

 Dividends   Distributions  Distributions
 in excess      from net      in excess
  of net        realized       of net      Return
investment      capital       realized       of       Total
   income        gains      capital gains  capital distributions

    $__           $__           $__         $__      $(0.11)
     __           0.00(d)        __          __       (0.24)
     __          (1.01)          __          __       (1.33)
     __          (1.48)          __          __       (1.80)
     __          (1.74)          __          __       (2.07)
     __          (0.95)          __          __       (1.34)


     __            __            __          __       (0.05)
     __           0.00(d)        __          __       (0.07)
     __          (1.01)          __          __       (1.23)
     __          (1.48)          __          __       (1.70)
                 (1.74)          __                   (1.97)
     __          (0.95)          __          __       (1.25)


     __            __            __          __       (0.05)
     __           0.00(d)        __          __       (0.07)
     __          (1.01)          __          __       (1.23)
     __          (1.48)          __          __       (1.70)
     __          (1.74)          __          __       (1.97)
     __          (0.95)          __          __       (1.25)


     __            __            __          __       (0.15)
     __           0.00(d)        __          __       (0.39)
     __          (1.01)          __          __       (1.38)
     __          (1.48)          __          __       (1.86)
     __          (1.74)          __          __       (2.14)
     __          (0.95)          __          __       (1.40)


                         Ratios to average net assets:

                                                     Expenses       Net
 Net asset                     Net                     after      investment
value, end       Total       assets,                  expense      income     Portfolio
  of the        return     end of the   Expenses    reductions     (loss)      turnover
  period        (%) (a)   period (000)  (%) (b)    (%) (b) (c)     (%) (b)     rate (%)
  $ 9.89        (6.5)      $ 84,263       1.66         1.62          1.89        123
   10.70        (6.4)       100,993       1.56         1.52          2.08        133
   11.69        (3.8)       167,943       1.33         1.33          2.30         61
   13.52         8.2        222,866       1.30         1.30          2.25         81
   14.25        17.5        233,421       1.29         1.29          2.25         69
   13.94        17.1        219,626       1.33         1.33          2.79         70

    9.90        (6.8)        33,363       2.41         2.37          1.14        123
   10.68        (7.2)        39,548       2.31         2.27          1.33        133
   11.58        (4.4)        65,492       2.08         2.08          1.55         61
   13.40         7.3         84,255       2.05         2.05          1.50         81
   14.15        16.7         76,558       2.04         2.04          1.50         69
   13.86        16.3         58,367       2.08         2.08          2.04         70

    9.85        (6.8)         1,647       2.41         2.37          1.14        123
   10.63        (7.2)         2,022       2.31         2.27          1.33        133
   11.53        (4.5)         4,454       2.08         2.08          1.55         61
   13.35         7.3          5,480       2.05         2.05          1.50         81
   14.10        16.6          4,596       2.04         2.04          1.50         69
   13.82        16.2          2,538       2.08         2.08          2.04         70

    9.80        (6.3)        21,930       1.15         1.11          2.40        123
   10.62        (6.0)        28,740       1.02         0.97          2.63        133
   11.71        (3.3)        47,130       0.93         0.93          2.68         61
   13.54         8.6         73,212       0.90         0.90          2.65         81
   14.27        18.1         85,620       0.88         0.88          2.66         69
   13.95        17.6         77,665       0.88         0.88          3.24         70

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.

(b)   Computed on an annualized basis for periods less than one year.

(c) The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(d)   Amount rounds to less than $0.01 per share.

(e) For the six months ended June 30, 2001 (unaudited). As required, effective January 1, 2001, the CDC Nvest Balanced Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change was to decrease the ratio of net investment income to average net assets from 1.90% to 1.89% for Class A, 1.15% to 1.14% for Class B, and 1.15% to 1.14%
      for Class C and 2.42% to 2.40% for Class Y.

                           Income (loss) from investment operations:
                           -----------------------------------------

                                            Net
                 Net asset               realized
                  value,      Net          and         Total       Dividends
                beginning  investment   unrealized      from       from net
                  of the    income      gain (loss)   investment  investment
                  period    (loss)    on investments  operations    income
 CDC NVEST
BULLSEYE FUND*
   Class A
 2001(e)          $10.98     $(0.03)       $(0.11)      $(0.14)        $__
 2000              17.29      (0.12)        (1.55)       (1.67)         __
 1999              12.65      (0.09)         4.73         4.64          __
 1998(g)           12.50      (0.02)         0.17         0.15          __

   Class B
 2001(e)           10.70      (0.07)        (0.11)       (0.18)         __
 2000              17.10      (0.24)        (1.52)       (1.76)         __
 1999              12.60      (0.19)         4.69         4.50          __
 1998(g)           12.50      (0.08)         0.18         0.10          __

   Class C
 2001(e)           10.70      (0.07)        (0.11)       (0.18)         __
 2000              17.09      (0.24)        (1.51)       (1.75)         __
 1999              12.59      (0.18)         4.68         4.50          __
 1998(g)           12.50      (0.08)         0.17         0.09          __
/TABLE>

                   Less distributions:
                   -------------------

 Dividends   Distributions  Distributions
 in excess      from net      in excess
  of net        realized       of net      Return
investment      capital       realized       of       Total
   income        gains      capital gains  capital distributions
    $__        $(0.05)         $__         $__      $(0.05)
     __         (4.64)          __          __       (4.64)
     __           __            __          __         __
     __           __            __          __         __



     __         (0.05)          __          __       (0.05)
     __         (4.64)          __          __       (4.64)
     __           __            __          __         __
     __           __            __          __         __



     __         (0.05)          __          __       (0.05)
     __         (4.64)          __          __       (4.64)
     __           __            __          __         __
     __           __            __          __         __

                          Ratios to average net assets:

                                                     Expenses       Net
 Net asset                     Net                     after      investment
value, end      Total        assets,                  expense      income    Portfolio
  of the       return      end of the   Expenses    reductions     (loss)     turnover
  period     (%) (a)(f)   period (000) (%) (b)(d)  (%) (b)(c)(d)   (%) (b)    rate (%)
  $10.79       (1.2)         $7,895      1.75          1.75        (0.60)        97
   10.98      (11.2)          8,453      1.75          1.74        (0.76)       265
   17.29       36.7          10,549      1.75          1.75        (0.71)       138
   12.65        1.2           9,653      1.75          1.75        (0.28)        68

   10.47       (1.6)          8,346      2.50          2.50        (1.35)        97
   10.70      (11.8)          8,664      2.50          2.49        (1.51)       265
   17.10       35.7           9,774      2.50          2.50        (1.45)       138
   12.60        0.8           8,618      2.50          2.50        (1.03)        68

   10.47       (1.6)          1,013      2.50          2.50        (1.35)        97
   10.70      (11.8)          1,102      2.50          2.49        (1.51)       265
   17.09       35.7           2,218      2.50          2.50        (1.45)       138
   12.59        0.8           2,987      2.50          2.50        (1.03)        68

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.

(b)   Computed on an annualized basis for periods less than one year.

(c) The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(d) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.

(e)   For the six months ended June 30, 2001 (unaudited).

(f) Had certain expenses not been reduced during the period, total returns would have been lower.

(g)   For the period March 31, 1998 (inception) through December 31, 1998.

*To be renamed the CDC Nvest Jurika & Voyles Small Cap Growth Fund.

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year.

                               J&V Small-Cap Fund

                                                                       Year Ended June 30,
                                                                       -------------------
                                                       2001        2000        1999        1998        1997
                                                      -------     -------     -------     -------     -------
Net asset value, beginning of year                    $ 23.62     $ 16.13     $ 19.10     $ 21.83     $ 18.39
                                                      -------     -------     -------     -------     -------
Income from investment operations:
     Net investment loss                                (0.20)      (0.21)      (0.14)      (0.17)      (0.01)
     Net realized and unrealized gain (loss) on
     investments                                        (3.36)       7.70       (0.93)       2.40        4.04
                                                      -------     -------     -------     -------     -------
Total from investment operations                        (3.56)       7.49       (1.07)       2.23        4.03
                                                      -------     -------     -------     -------     -------
Less distributions:
     From net realized gain                             (3.58)       --         (1.90)      (4.96)      (0.59)
                                                      -------     -------     -------     -------     -------
     Net asset value, end of year                     $ 16.48     $ 23.62     $ 16.13     $ 19.10     $ 21.83
                                                      =======     =======     =======     =======     =======
Total return                                           (14.06)%     46.44%      (3.78)%     10.29%      22.45%
                                                      =======     =======     =======     =======     =======
Net assets at end of year (in millions)               $  31.6     $  43.2     $  30.6     $  90.9     $ 123.1
                                                      =======     =======     =======     =======     =======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed            1.94%       1.84%       1.89%       1.55%       1.39%
     After fees waived and expenses absorbed             1.50%       1.50%       1.50%       1.50%       1.50%
                                                      =======     =======     =======     =======     =======

Ratio of net investment loss to average net assets:
     After fees waived and expenses absorbed            (1.17)%     (1.14)%     (0.66)%     (0.59)%     (0.08)%
                                                      =======     =======     =======     =======     =======
Portfolio turnover rate                                202.63%     282.93%     179.91%     168.74%     304.88%
                                                      =======     =======     =======     =======     =======

                  For a share outstanding throughout each year.

                                J&V Balanced Fund

                                                                         Year Ended June 30,
                                                                         -------------------
                                                         2001       2000       1999       1998       1997
                                                        ------     ------     ------     ------     ------
Net asset value, beginning of year                      $13.93     $14.79     $15.44     $16.07     $14.69
                                                        ------     ------     ------     ------     ------
Income from investment operations:
     Net investment income                                0.38       0.37       0.36       0.31       0.38
     Net realized and unrealized gain on investments      0.58       0.58       0.38       1.05       2.78
                                                        ------     ------     ------     ------     ------
Total from investment operations                          0.96       0.95       0.74       1.36       3.16
                                                        ------     ------     ------     ------     ------
Less distributions:
     From net investment income                          (0.38)     (0.37)     (0.36)     (0.32)     (0.37)
     From net realized gain                              (1.28)     (1.44)     (1.03)     (1.67)     (1.41)
                                                        ======     ======     ======     ======     ======
Total distributions                                      (1.66)     (1.81)     (1.39)     (1.99)     (1.78)
                                                        ======     ======     ======     ======     ======
Net asset value, end of year                            $13.23     $13.93     $14.79     $15.44     $16.07
                                                        ======     ======     ======     ======     ======
Total return                                              7.02%      7.26%      5.39%      8.96%     23.12%
                                                        ======     ======     ======     ======     ======
Net assets at end of year (millions)                    $ 38.9     $ 36.6     $ 47.7     $ 66.7     $ 63.4
                                                        ======     ======     ======     ======     ======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed             1.32%      1.28%      1.15%      1.37%      1.31%
     After fees waived and expenses absorbed              0.95%      0.95%      0.95%      1.00%      1.26%
                                                        ======     ======     ======     ======     ======

Ratio of net investment income to average net assets:
     After fees waived and expenses absorbed              2.76%      2.63%      2.41%      1.99%      2.62%
                                                        ======     ======     ======     ======     ======
Portfolio turnover rate                                  65.08%     65.75%     91.64%     83.27%     91.90%
                                                        ======     ======     ======     ======     ======

                  For a share outstanding throughout each year.

                              J&V Value+Growth Fund

                                                                                  Year Ended June 30,
                                                                                  -------------------
                                                                 2001        2000        1999        1998        1997
                                                               -------     -------     -------     -------     -------
Net asset value, beginning of year                             $ 16.94     $ 16.06     $ 16.20     $ 16.27     $ 13.69
                                                               -------     -------     -------     -------     -------
Income from investment operations:
     Net investment income (loss)                                (0.03)      (0.00)*      0.03        0.01        0.10
     Net realized and unrealized gain on investments              0.97        1.41        0.82        1.77        4.03
                                                               -------     -------     -------     -------     -------
Total from investment operations                                  0.94        1.41        0.85        1.78        4.13
                                                               -------     -------     -------     -------     -------
Less distributions:
     From net investment income                                    --        (0.04)       --         (0.04)      (0.10)
     From net realized gain                                      (2.39)      (0.49)      (0.99)      (1.81)      (1.45)
                                                               =======     =======     =======     =======     =======
Total distributions                                              (2.39)      (0.53)      (0.99)      (1.85)      (1.55)
                                                               =======     =======     =======     =======     =======
Net assets value end of year                                   $ 15.49     $ 16.94     $ 16.06     $ 16.20     $ 16.27
                                                               =======     =======     =======     =======     =======
Total Return                                                      5.35%       9.15%       6.05%      11.54%      32.38%
                                                               =======     =======     =======     =======     =======
Net assets at end of year (millions)                           $  29.1     $  29.6     $  38.3     $  47.4     $  24.0
                                                               =======     =======     =======     =======     =======

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                     1.62%       1.68%       1.58%       1.48%       2.11%
     After fees waived and expenses absorbed                      1.25%       1.25%       1.25%       1.25%       1.26%
                                                               =======     =======     =======     =======     =======

Ratio of net investment income (loss) to average net assets:
     After fees waived and expenses absorbed                     (0.18)%     (0.01)%      0.22%       0.09%       0.45%
                                                               =======     =======     =======     =======     =======
Portfolio turnover rate                                          51.31%      79.33%      92.42%      60.51%     160.13%
                                                               =======     =======     =======     =======     =======

*Amount represents less than $0.01 per share.

                                                                      Appendix G
                                                                      ----------

           FUND SUMMARIES FROM SEMI-ANNUAL REPORTS FOR ACQUIRING FUNDS

CDC Nvest Balanced Fund

Objective: Seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income
Strategy: Invests principally in common stocks of quality, large- to mid-capitalization companies in any industry and investment-grade bonds Inception Date: November 27, 1968
Managers:
         Nicholas E. Moore
         Guy Elliffe
         Eric Hull
         Jurika & Voyles, L.P.
         Mark Baribeau
         Pamela Czekanski
         Richard Skaggs
         John Hyll
         Kurt Wagner
         Loomis, Sayles & Company, L.P.

Symbols:

         Class A  NEFBX
         Class B  NEBBX
         Class C  NEBCX
         Class Y  NEBYX

Net Asset Value Per Share:

         (June 30, 2001)
         Class A   $9.89
         Class B    9.90
         Class C    9.85
         Class Y    9.80

Interview with your Portfolio Managers

Q.       How did the fund perform in the first half of 2001?

For the six months ended June 30, 2001, the total return on Class A shares of CDC Nvest Balanced Fund was -6.51% at net asset value, including $0.11 per share in reinvested distributions. To provide a balanced model as a benchmark, we combine 65% of S&P 500 Stock Index and 35% of Lehman Brothers
Government/Corporate Bond Index. The
return on the combined index was -3.13% for the first half of 2001, while Morningstar Domestic Hybrid Fund Average returned -2.41%.

Q.       What was the investment environment like?

Against a background of slowing economic growth, investors continued to avoid growth stocks, focusing on more conservative investments like value stocks and fixed-income securities. The decline in stock prices that began in March of 2000 continued into the first half of 2001, with technology suffering some of the sharpest declines. Many companies reported earnings shortfalls, as the long-running economic expansion stalled. Hopes for improving business conditions rose as the Federal Reserve Board cut interest rates six times during the first six months, and by the end of June 2001, most stock market indices were up from their March lows. However, most indices were down year-to-date. Meanwhile, except for some lower rated issues, bonds performed well.

Q.       How did the fund's equity portfolio perform?

Growth stocks in general underperformed. The fund's emphasis on technology hurt performance, even though it features large, established companies. Cisco Systems, EMC Corp. and Intel experienced sharp losses. Low demand for technology products and a substantial buildup in semiconductor inventories were significant negatives. However, Microsoft was up, and AOL Time Warner rose as the merger of these internet and media giants proceeded. Viacom (which now owns CBS) and other media companies were also positive. Strong sales, acquisitions, and news that it would be added to the S&P 500 Stock Index boosted shares of financial transaction processor Concord EFS.

Value stocks returned to the limelight after a long absence. Chevron rose on news of its proposed merger with Texaco, although a strike caused Suncor Energy to lag despite positive earnings. Among airlines, Southwest Air descended with cutbacks in business travel. Financial stocks that did well included brokerage giant Lehman Brothers, and First Data Corp., the largest processor of credit-card transactions in the U.S. Among the fund's healthcare holdings, Baxter International, a maker of medical and surgical equipment, did well, while Pfizer and Pharmacia slumped as the near-term outlook for drug-company profits weakened.

Q.       How did the bond markets affect performance?

Bonds had a strong first half. Among corporate issues, our timely sale of Motorola bonds aided performance. The higher yielding bonds in the portfolio did well overall, although prices weakened in June. Holdings include: AES Corporation, a private utility; Lyondell Chemical, a manufacturer of basic chemicals and polymers; and Global Crossing, whose fiber-optic communications network serves companies worldwide. When Treasury securities began to look overvalued, we shortened the portfolio's duration - a measure of a bond's sensitivity to interest rates. Any weakness in Treasuries could also be a negative for other sectors. Meanwhile, we increased holdings in securities of the Federal National Mortgage Association (FNMA) as mortgage-backed issues were trading at attractive valuations.

Q.       What is your current outlook?

The Fed's rate cuts were geared to stimulate growth by lowering the cost of borrowing. However, typically it takes six to nine months for lower rates to be felt in the economy. In the meantime, this summer's tax rebate checks may have a positive impact on consumer spending, a key component of our economy.

Performance in Perspective

The charts comparing CDC Nvest Balanced Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                Growth of a $10,000 Investment in Class A Shares

[PLOT POINTS]

                        NAV           MSC        S&P500/LB
       6/30/91         10000          9425         10000
       7/31/91         10322          9728         10348
       8/31/91         10515          9910         10590
       9/30/91         10376          9779         10554
      10/31/91         10506          9901         10679
      11/30/91         10105          9524         10436
      12/31/91         11052         10416         11334
       1/31/92         11270         10622         11139
       2/29/92         11531         10868         11252
       3/31/92         11399         10744         11087
       4/30/92         11640         10971         11320
       5/31/92         11739         11064         11437
       6/30/92         11554         10889         11388
       7/31/92         11918         11233         11788
       8/31/92         11631         10962         11670
       9/30/92         11863         11181         11813
      10/31/92         11830         11150         11777
      11/30/92         12263         11558         12031
      12/31/92         12592         11868         12206
       1/31/93         12851         12112         12357
       2/28/93         12942         12197         12556
       3/31/93         13156         12400         12746
       4/30/93         12997         12250         12577
       5/31/93         13258         12496         12796
       6/30/93         13384         12614         12925
       7/31/93         13407         12636         12915
       8/31/93         13863         13066         13338
       9/30/93         13898         13099         13291
      10/31/93         14024         13218         13485
      11/30/93         13967         13164         13349
      12/31/93         14378         13551         13477
       1/31/94         14923         14065         13841
       2/28/94         14543         13707         13492
       3/31/94         13925         13124         12995
       4/30/94         14008         13203         13067
       5/31/94         14056         13248         13197
       6/30/94         13873         13075         12975
       7/31/94         14245         13426         13345
       8/31/94         14617         13776         13700
       9/30/94         14269         13448         13413
      10/31/94         14256         13437         13607
      11/30/94         13822         13027         13274
      12/31/94         13993         13189         13431
       1/31/95         14167         13353         13748
       2/28/95         14614         13774         14206
       3/31/95         14969         14108         14513
       4/30/95         15369         14486         14858
       5/31/95         15920         15005         15457
       6/30/95         16264         15329         15737
       7/31/95         16554         15602         16056
       8/31/95         16642         15685         16156
       9/30/95         16979         16003         16654
      10/31/95         16913         15941         16701
      11/30/95         17442         16439         17276
      12/31/95         17675         16659         17572
       1/31/96         18052         17014         18003
       2/29/96         18133         17090         17982
       3/31/96         18139         17096         18041
       4/30/96         18194         17147         18170
       5/31/96         18370         17314         18464
       6/30/96         18418         17359         18600
       7/31/96         18050         17012         18077
       8/31/96         18377         17321         18311
       9/30/96         19134         18034         19094
      10/31/96         19701         18568         19589
      11/30/96         20833         19635         20682
      12/31/96         20701         19510         20338
       1/31/97         21057         19846         21168
       2/28/97         21206         19986         21295
       3/31/97         20566         19384         20630
       4/30/97         20955         19750         21536
       5/31/97         21791         20538         22466
       6/30/97         22651         21349         23211
       7/31/97         24047         22665         24658
       8/31/97         23342         22000         23670
       9/30/97         24085         22700         24643
      10/31/97         23639         22280         24246
      11/30/97         24019         22637         25021
      12/31/97         24331         22932         25393
       1/31/98         24467         23060         25701
       2/28/98         25406         23945         26888
       3/31/98         26065         24566         27812
       4/30/98         26082         24583         28043
       5/31/98         25739         24259         27835
       6/30/98         25816         24332         28668
       7/31/98         25247         23795         28479
       8/31/98         23003         21681         25997
       9/30/98         24154         22765         27340
      10/31/98         25204         23755         28717
      11/30/98         25793         24310         29908
      12/31/98         26321         24807         31053
       1/31/99         26165         24660         31974
       2/28/99         25464         24000         31061
       3/31/99         25937         24446         31923
       4/30/99         27190         25627         32754
       5/31/99         26955         25405         32134
       6/30/99         27283         25715         33258
       7/31/99         26555         25028         32551
       8/31/99         25787         24305         32436
       9/30/99         24959         23523         31961
      10/31/99         25497         24031         33305
      11/30/99         25357         23899         33737
      12/31/99         25333         23876         34957
       1/31/00         24596         23182         33812
       2/29/00         23383         22038         33545
       3/31/00         24248         22854         35847
       4/30/00         23549         22195         35084
       5/31/00         23156         21825         34605
       6/30/00         23711         22348         35406
       7/31/00         23733         22368         35178
       8/31/00         25170         23723         36772
       9/30/00         24641         23224         35558
      10/31/00         24354         22954         35540
      11/30/00         23075         21748         33932
      12/31/00         23708         22345         34274
       1/31/01         23885         22512         35267
       2/28/01         22955         21635         33303
       3/31/01         21957         20694         31984
       4/30/01         22647         21345         33516
       5/31/01         22580         21282         33730
       6/30/01         22163         20889         33254

The illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees, and expenses will differ. All results include reinvestment of dividends and capital gains.

------------------------------------------------------------------------------------------------------------------
                                                         Average Annual Total Returns - June 30, 2001
------------------------------------------------------------------------------------------------------------------
Class A                        6 Months                1 Year                5 Years              10 Years
(Inception 11/27/68)
Net Asset Value(1)               -6.51%                 -6.53%                3.77%                  8.28%
With Maximum Sales              -11.87                 -11.90                 2.55                   7.64
Charge(2)
------------------------------------------------------------------------------------------------------------------
Class B                        6 Months                1 Year                5 Years           Since Inception
(Inception 9/13/93)

Net Asset Value(1)               -6.80%                 -7.19%                3.00%                  5.39%
With CDSC(3)                    -11.44                 -11.81                 2.74                   5.39
------------------------------------------------------------------------------------------------------------------

----------------------------
Notes to Charts

These returns represent past performance and do not guarantee future results. Share price and returns will vary, and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

1 These results include reinvestment of any dividends and capital gains, but do not include a sales charge.

2 These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 5.75%

3 These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C

------------------------------------------------------------------------------------------------------------------
Class C                        6 Months                1 Year                5 Years           Since Inception
(Inception 12/30/94)
------------------------------------------------------------------------------------------------------------------
Net Asset Value(1)               -6.83%                 -7.23%                2.97%                  6.49%
With Maximum Sales               -8.71                  -9.09                 2.76                   6.33
Charge and CDSC(3)
------------------------------------------------------------------------------------------------------------------
Class Y                        6 Months                1 Year                5 Years           Since Inception
(Inception 3/8/94)

Net Asset Value(1)               -6.27%                 -6.04%                4.24%                  6.50%
------------------------------------------------------------------------------------------------------------------

                                                                                  Since        Since          Since
                                                                                  Fund's       Fund's         Fund's
   Comparative                                                                   Class B      Class C         Class Y
   Performance        6 Months        1 Year        5 Years       10 Years       Incept.       Incept.        Incept.
S/P Lehman             -3.13%         -5.74%        12.00%         12.59%         12.39%       14.76%          13.65%
Gov't./Corp.
Blend4
Morningstar            -2.41          -1.84          9.21          10.61           9.49         11.56          10.40
Domestic Hybrid
Fund Avg.5
Lipper Balanced        -2.54          -2.27          9.81          10.80          10.25         12.33          11.21
Funds Average6

-------------------------------------------------------------------------------------------------------------------------
                                                                         % of Net Assets as of
-------------------------------------------------------------------------------------------------------------------------
Fund Composition                                             6/30/01                               12/31/00
-------------------------------------------------------------------------------------------------------------------------
Common Stocks                                                  64.6                                  61.6
-------------------------------------------------------------------------------------------------------------------------
Bonds and Notes                                                30.8                                  37.2
-------------------------------------------------------------------------------------------------------------------------
Short Term Investments and Other                                4.6                                   1.2
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                         % of Net Assets as of
-------------------------------------------------------------------------------------------------------------------------
Ten Largest Holdings                                          6/30/01                               12/31/00
-------------------------------------------------------------------------------------------------------------------------
FNMA, 7.50%, 12/01/99                                           4.0                                    --
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                      2.4                                   0.5
-------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 8.38%, 3/15/04                         2.1                                   1.7
-------------------------------------------------------------------------------------------------------------------------
FHLMC, 6.88%, 1/15/05                                           2.1                                    --
-------------------------------------------------------------------------------------------------------------------------
FNMA, 7.13%, 2/15/05                                            2.0                                    --
-------------------------------------------------------------------------------------------------------------------------

      share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.

4 S&P 500/Lehman Brothers Gov't./Corp. Blend is an unmanaged index made up of 65% S&P 500 and 35% of the Lehman Brothers Government/Corporate Bond Index. You may not invest directly in an index. Class B since-inception return is calculated from 9/30/93. Class Y since-inception return is calculated from 3/31/94.

5 Morningstar Domestic Hybrid Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc. Class B since-inception return is calculated from 9/30/93. Class Y since-inception return is calculated from 3/31/94.

6 Lipper Balanced Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc. Class B since-inception return is calculated from 9/30/93. Class Y since-inception return is calculated from 3/31/94.


-------------------------------------------------------------------------------------------------------------------------
LaQuinta Inns, Inc. 7.40%, 9/15/05                              2.0                                   1.3
-------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Co., Inc.                                           1.8                                   0.6
-------------------------------------------------------------------------------------------------------------------------
AMERCO, 7.85% 5/15/03                                           1.7                                   1.4
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                 1.6                                    --
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                     1.6                                    --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                         % of Net Assets as of
-------------------------------------------------------------------------------------------------------------------------
Five Largest Industries                                      6/30/01                               12/31/00
-------------------------------------------------------------------------------------------------------------------------
Drugs & Healthcare                                              9.3                                   5.1
-------------------------------------------------------------------------------------------------------------------------
Mortgages                                                       8.5                                   8.2
-------------------------------------------------------------------------------------------------------------------------
Computers & Business Equipment                                  8.2                                   0.9
-------------------------------------------------------------------------------------------------------------------------
Communication Services                                          7.4                                    --
-------------------------------------------------------------------------------------------------------------------------
Software                                                        6.3                                   0.8
-------------------------------------------------------------------------------------------------------------------------

Portfolio holdings and asset allocations will vary.

CDC Nvest Bullseye Fund

Objective: Seeks long-term growth of capital.
Strategy: Invests substantially all of its assets in a non-diversified portfolio of equity securities
Inception Date: March 31, 1998
Managers:
         Nicholas E. Moore
         Jurika & Voyles, L.P.

Symbols:

         Class A  NFBSX
         Class B  NFBBX
         Class C  NFBCX

Net Asset Value Per Share:

         (June 30, 2001)
         Class A  $10.79
         Class B   10.47
         Class C   10.47

Interview with your Portfolio Managers

Q.       How did the fund perform during the first half of 2001?

For the six months ended June 30, 2001, the total return on Class A shares of CDC Nvest Balanced Fund was -1.24% based on net asset value, including $0.05 per share in reinvested dividends. The fund's benchmark, Standard & Poor's 500, returned -6.70% for the same period, while Morningstar Midcap Blend Fund Average returned -1.30%.

Our selection process is to seek attractively priced stocks of 15 to 25 companies of any size that we believe have the best prospects for capital appreciation. This aggressive approach is likely to make the fund more volatile, both on the upside and downside.

Q.       What was the investment environment like during the period?

Two forces competed: A spate of disappointing earnings announcements by some leading companies had a negative impact, while the Federal Reserve Board's aggressive series of interest-rate cuts was geared to increase the money supply and encourage business investment. The spending boom in telecommunications stalled, leaving many companies with excess inventories, while a slower economy contributed to reduced corporate spending. Both the finance and energy sectors fell in and out of favor as the market tried to regain its footing, and returns for most stock market indices were negative during the period. Certain segments of the technology section - such as semiconductor capital equipment - started to attract attention during the second quarter because new equipment orders had declined so much that investors began to anticipate a rebound.

Q.       What strategies did you pursue?

We continued to seek reasonably priced stocks of companies we believed had the best potential for earnings growth once the economy rebounds. Two of our longer-term holdings looked particularly attractive: AMR Corp., the parent company of American Airlines, and Southwest Airlines. Fundamentals in the airline industry were under cyclical pressure, but we believe declining energy prices will improve these companies' cash flows. We also maintained the fund's position in Cox Communications and initiated one in Comcast - companies with excellent revenue potential because of their near-monopoly status. They've also remained relatively immune to the disturbance caused by weakening business spending.

The new digital technologies are also attractive right now. Despite the slump in tech and telecom, we maintained significant positions in Scientific Atlanta, which provides digital TV equipment: SanDisk, a manufacturer of digital solid-state memory cards; Palm, the dominant handheld device provider; and Cognex Corp., which produces machine vision systems. Other digitally related investments include Sprint PCS, a leading provider of wireless communications services; and Instersil, which provides wireless networking semiconductors.

Among the other stocks that performed well for the fund year-to-date were: First Data Corporation, the largest processor of credit card transactions in the U.S.; and two transportation firms - the Norfolk Southern Railroad and Teekay Shipping, a sea transport company. Norfolk Southern performed well because of the widespread expectation that an increase in automobile production would have a positive impact on the company's earnings. Teekay increased the prices it charges customers. Video game maker Electronic Arts was also a positive for the fund when it introduced a new video-game platform.

Q.       What is your current outlook?

Several factors suggest a healthy stock market going forward, including prospects for a recovery as the effects of the Fed's rate cuts are felt and the U.S. dollar regains strength. We also expect a decrease in speculative activity by people who invest borrowed money, which helped to inflate stock valuations in 1999 and early 2000. This should help stabilize stock prices. Consequently, we've positioned CDC Nvest Bullseye Fund to benefit from an improving economy, sparked by low interest rates and cheaper energy prices.

Performance in Perspective

The charts comparing CDC Nvest Bullseye Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index.

In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

Growth of a $10,000 Investment in Class A Shares

                  NAV           MSC           S&P500
 3/31/98         10000          9425         10000
                 10280          9689         10101
                  9608          9056          9927
 6/30/98          9672          9116         10330
                  9064          8543         10221
                  7560          7125          8743
                  8464          7977          9303
                  9424          8882         10060
                  9416          8875         10669
                 10120          9538         11284
                 10008          9433         11755
                  9384          8844         11390
                  9752          9191         11845
                 10360          9764         12304
                 10304          9711         12014
 6/30/99         10840         10217         12680
                 10664         10051         12285
                 10504          9900         12223
                  9608          9055         11888
                 10344          9749         12641
                 11728         11054         12897
                 13832         13037         13657
                 13744         12954         12972
                 13544         12765         12726
                 14640         13798         13971
                 14176         13361         13550
                 13368         12599         13273
 6/30/00         13536         12758         13599
                 13448         12675         13387
                 14106         13295         14218
                 12980         12234         13468
                 13275         12512         13411
                 11706         11033         12354
                 12288         11582         12415
                 13407         12636         12856
                 12568         11845         11683
                 11673         11001         10942
                 12590         11866         11793
                 12825         12088         11872
 6/30/01         12136         11438         11583

The illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees, and expenses will differ. All results include reinvestment of dividends and capital gains.

-------------------------------------------------------------------------------------------------------------------------
                                                         Average Annual Total Returns - June 30, 2001
-------------------------------------------------------------------------------------------------------------------------
Class A (Inception 3/31/98)                    6 Months(7)                   1 Year(7)              Since Inception(7)
Net Asset Value(1)                               -1.24%                       -10.34%                      6.14%
With Maximum Sales Charge(2)                     -6.92                        -15.49                       4.23
-------------------------------------------------------------------------------------------------------------------------
Class B (Inception 3/31/98)                    6 Months(7)                   1 Year(7)              Since Inception(7)

Net Asset Value(1)                               -1.64%                       -11.04%                      5.40%
With CDSC(3)                                     -6.54                        -14.18                       4.71
-------------------------------------------------------------------------------------------------------------------------
Class C (Inception 3/31/98)                    6 Months(7)                   1 Year(7)              Since Inception(7)

Net Asset Value(1)                               -1.64%                       -11.04%                      5.40%
With Maximum Sales Charge and CDSC(3)            -3.61%                       -12.56%                      5.06
-------------------------------------------------------------------------------------------------------------------------

Comparative Performance                        6 Months(7)                   1 Year(7)          Since Fund's Class A, B
                                                                                                    and C Inception(7)
S&P 500(4)                                       -6.70%                       -14.83%                      4.63%
Morningstar Midcap Blend Fund                    -1.30                         -1.68                       5.51
Average(5)
Lipper Multi-Cap Core Value Funds                 1.36                         11.37                       5.10
Average(6)

Notes to Charts

These returns represent past performance and do not guarantee future results. Share price and returns will vary, and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown.

1 These results include reinvestment of any dividends and capital gains, but do not include a sales charge.

2 These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 5.75%

3 These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.

4 S&P 500 Index is an unmanaged index of U.S. common stock performance. You may not invest directly in an index.

5 Morningstar Midcap Blend Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.

6 Lipper Multi-Cap Core Value Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.

7 Fund performance has been increased by voluntary expense waivers, without which performance would have been lower.

-------------------------------------------------------------------------------------------------------------------------
                                                                         % of Net Assets as of
-------------------------------------------------------------------------------------------------------------------------
Fund Composition                                             6/30/01                               12/31/00
-------------------------------------------------------------------------------------------------------------------------
Common Stocks                                                  92.7                                 100.3
-------------------------------------------------------------------------------------------------------------------------
Short Term Investments and Other                                7.3                                  (0.3)
-------------------------------------------------------------------------------------------------------------------------
                                                                         % of Net Assets as of
-------------------------------------------------------------------------------------------------------------------------
Ten Largest Holdings                                          6/30/01                               12/31/00
-------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc.                                               5.8                                   5.5
-------------------------------------------------------------------------------------------------------------------------
Cox Communications                                              5.7                                   6.1
-------------------------------------------------------------------------------------------------------------------------
Intersil Holding Corp.                                          5.6                                    --
-------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                       5.6                                   5.0
-------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                         5.0                                   5.0
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                    5.0                                   4.8
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                                                   4.9                                    --
-------------------------------------------------------------------------------------------------------------------------
The Interpublic Group of Companies, Inc.                        4.8                                    --
-------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                 4.8                                   6.0
-------------------------------------------------------------------------------------------------------------------------
Scientific - Atlanta, Inc.                                      4.7                                   3.9
-------------------------------------------------------------------------------------------------------------------------
                                                                         % of Net Assets as of
-------------------------------------------------------------------------------------------------------------------------
Five Largest Industries                                      6/30/01                               12/31/00
-------------------------------------------------------------------------------------------------------------------------
Communications Services                                        24.7                                  10.1
-------------------------------------------------------------------------------------------------------------------------
Electronics                                                     9.9                                   3.6
-------------------------------------------------------------------------------------------------------------------------
Airlines                                                        9.8                                   9.7
-------------------------------------------------------------------------------------------------------------------------
Health Care - Drugs                                             9.7                                  10.8
-------------------------------------------------------------------------------------------------------------------------
Retail                                                          5.8                                   5.5
-------------------------------------------------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.
-------------------------------------------------------------------------------------------------------------------------

Notes to Charts

These returns represent past performance and do not guarantee future results. Share price and returns will vary, and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown.

                             CDC NVEST FUNDS TRUST I
                             -----------------------
                             CDC Nvest Balanced Fund
                  CDC Nvest Jurika & Voyles Relative Value Fund

                            CDC NVEST FUNDS TRUST III
                            -------------------------
                 CDC Nvest Jurika & Voyles Small Cap Growth Fund

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                               September [ ], 2001

      This Statement of Additional Information (the "SAI") relates to (i) the proposed acquisition of the Jurika & Voyles Small-Cap Fund (the "J&V Small-Cap Fund") by the CDC Nvest Jurika & Voyles Small Cap Growth Fund (the "CDC Small Cap Growth Fund"); (ii) the proposed acquisition of the Jurika & Voyles Balanced Fund (the "J&V Balanced Fund") by the CDC Nvest Balanced Fund (the "CDC Balanced Fund"); and (iii) the proposed acquisition of the Jurika & Voyles Value+Growth Fund (the "J&V Value+Growth Fund" and, together with the J&V Small-Cap Fund and the J&V Balanced Fund, the "Acquired Funds") by CDC Nvest Jurika & Voyles Relative Value Fund (the "CDC Relative Value Fund" and, together with the CDC Small Cap Growth Fund and the CDC Balanced Fund, the "Acquiring Funds").

      Each of the CDC Balanced Fund and CDC Relative Value Fund is a diversified fund of CDC Nvest Funds Trust I ("CDC Trust I"), a registered open-end management investment company that currently offers [12] funds. The CDC Relative Value Fund is newly formed and will not commence operations until the closing of the proposed acquisition of the J&V Value+Growth Fund. The CDC Small Cap Growth Fund (currently the CDC Nvest Bullseye Fund) is a diversified fund of CDC Nvest Funds Trust III ("CDC Trust III"), a registered open-end management investment company that currently offers [5] funds. The investment strategies of the current CDC Nvest Bullseye Fund are in the process of being changed to conform to those described in the Prospectus/Proxy Statement for the CDC Small Cap Growth Fund and in this SAI. The Acquired Funds are series of the Jurika & Voyles Fund Group.

      This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated [ _________ ], 2001 (the "Prospectus/Proxy Statement") of the Acquiring Funds which relates to the proposed acquisitions. As described in the Prospectus/Proxy Statement, the proposed acquisitions would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the respective Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would then distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

      This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to CDC Nvest Funds at 399 Boylston Street, Boston, Massachusetts 02116, or by calling 1-800-225-5478.

                                Table of Contents

I.  Additional Information About the Acquiring Funds and the Acquired Funds.............3

II.  Financial Statements...............................................................3
      A. Incorporation by Reference.....................................................3
      B. Unaudited Pro Forma Combined Financial Statements..............................3

Appendix A - Additional Information About the CDC Relative Value Fund.................A-1
INVESTMENT RESTRICTIONS...............................................................A-1
FUND CHARGES AND EXPENSES.............................................................A-2
OWNERSHIP OF FUND SHARES..............................................................A-3
MISCELLANEOUS INVESTMENT PRACTICES....................................................A-4
MANAGEMENT OF THE TRUST..............................................................A-20
PORTFOLIO TRANSACTIONS AND BROKERAGE.................................................A-30
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.....................................A-31
PORTFOLIO TURNOVER...................................................................A-34
HOW TO BUY SHARES....................................................................A-34
NET ASSET VALUE AND PUBLIC OFFERING PRICE............................................A-35
STANDARD PERFORMANCE MEASURES........................................................A-42
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS
  AND TAX STATUS.....................................................................A-45

Appendix B - Information about the CDC Small Cap Growth Fund..........................B-1

I. Additional Information About the Acquiring Funds and the Acquired Funds.

      This SAI is accompanied by the current Statement of Additional Information of CDC Trust I and CDC Trust III dated May 1, 2001, as supplemented (the "CDC Trust SAI"), and the Statement of Additional Information of the Jurika & Voyles Fund Group dated October 27, 2000, as supplemented (the "J&V Trust SAI"). The CDC Trust SAI contains additional information about the CDC Small Cap Growth Fund (currently named the CDC Nvest Bullseye Fund) and the CDC Balanced Fund. The J&V Trust SAI contains additional information about the Acquired Funds. Information about the CDC Small Cap Growth Fund and CDC Balanced Fund are incorporated by reference from the CDC Trust SAI. Information about the Acquired Funds is incorporated by reference from the J&V Trust SAI. The CDC Trust SAI and the J&V Trust SAI have been filed with the Securities and Exchange Commission.

      Additional information about the CDC Relative Value Fund is set forth in Appendix A to this SAI. Additional information about the CDC Small Cap Growth Fund is set forth in Appendix B to this SAI.

II. Financial Statements.

      A. Incorporation by Reference.

      This SAI is accompanied by (i) the Annual Reports to shareholders of the CDC Small Cap Growth Fund and CDC Balanced Fund for the year ended December 31, 2000, (ii) the Semi-Annual Reports to shareholders of the CDC Small Cap Growth Fund and the CDC Balanced Fund for the period ended June 30, 2001 (the "Semi-Annual Reports"), and (iii) the Annual Report to shareholders of the Jurika & Voyles Fund Group for the year ended June 30, 2001 (the "Annual Reports"), each including the reports of PricewaterhouseCoopers LLP contained therein. The Annual Reports and Semi-Annual Reports, which are incorporated by reference, contain historical financial information regarding the CDC Small Cap Growth Fund, CDC Balanced Fund or the Acquired Funds, as the case may be, and have been filed with the Securities and Exchange Commission.

      As the CDC Relative Value Fund has not yet commenced operations, Annual or Semi-Annual Reports for this Fund are not available.

B. Unaudited Pro Forma Combined Financial Statements

      Unaudited pro forma combined financial statements for the Acquiring Funds, relating to the proposed acquisitions, including notes to such pro forma financial statements, are set forth below. The following pro forma combined financial statements should be read in conjunction with the separate financial statements of each Fund contained within the Annual Reports and Semi-Annual Reports referred to in the preceding section.

                 CDC Nvest Jurika & Voyles Small Cap Growth Fund
        Pro Forma Combining Condensed Statement of Assets and Liabilities
                               As of June 30, 2001
                                   (Unaudited)


                                 CDC Nvest      Jurika & Voyles          Pro               Pro
                                 Bullseye           Small Cap           Forma             Forma
                                   Fund               Fund           Adjustments        Combined
                              ----------------   ----------------  ----------------  ----------------
Assets
Investments, at value           $ 17,189,047       $ 31,649,370      $       -         $ 48,838,417
Cash                                     369                257              -                  626
Receivable for securities sold       108,196            340,731              -              448,927
Unamortized organization costs         7,321                 -               -                7,321
Other assets                       1,176,777            754,370              -            1,931,147
                              ----------------   ----------------  ----------------  ----------------
Total Assets                      18,481,710         32,744,728              -           51,226,438
                              ----------------   ----------------  ----------------  ----------------

Liabilities
Payable for securities purchased         -              921,408               -             921,408
Other liabilities                  1,227,306            248,093               -           1,475,399
                              ----------------   ----------------  ----------------  ----------------
Total Liabilities                  1,227,306          1,169,501               -           2,396,807
                              ----------------   ----------------  ----------------  ----------------
Total Net Assets                $ 17,254,404       $ 31,575,227               -        $ 48,829,631
                              ================   ================  ================  ================


Net Assets
Class A                         $  7,895,104       $        -                          $  7,895,104
Class B                         $  8,345,977       $        -                          $  8,345,977
Class C                         $  1,013,323       $        -                          $  1,013,323
Class Y                         $        -         $ 31,575,227                        $ 31,575,227
Shares Outstanding
Class A                              731,946                -                 -             731,946
Class B                              797,115                -                 -             797,115
Class C                               96,816                -                 -              96,816
Class Y                                  -          1,916,226           1,011,077         2,927,303
Net Asset Value per Share
Class A                         $      10.79       $        -                          $      10.79
Class B                         $      10.47       $        -                          $      10.47
Class C                         $      10.47       $        -                          $      10.47
Class Y                         $        -         $    16.48                          $      10.79

              Pro Forma Combining Condensed Statement of Operations
                For the Twelve Month Period Ending June 30, 2001
                                   (Unaudited)


                                                                CDC Nvest     Jurika & Voyles     Pro            Pro
                                                                 Bullseye       Small Cap        Forma          Forma
                                                                   Fund           Fund        Adjustments     Combined
                                                              --------------  --------------  -----------  --------------
Investment Income:
  Dividend income                                             $     83,119    $     74,929    $     -      $    158,048
  Interest income                                                   52,375          27,992          -            80,367
  Securities Lending Income                                         22,889             -            -            22,889
                                                              --------------  --------------  -----------  --------------
Total Investment Income                                            158,383         102,921          -           261,304
                                                              --------------  --------------  -----------  --------------
Expenses:
  Investment advisory fees                                         184,993         326,712      (16,336)        495,369
 Service fees - Class A                                             23,100             -            -            23,100
 Service and distribution - Class B                                 90,906             -            -            90,906
 Service and distribution - Class C                                 11,425             -            -            11,425
 Transfer agent fees - Classes A,B & C                             106,380             -        (32,382)         73,998
 Transfer agent fees - Class Y                                         -           102,062      (69,391)         32,671
 Trustees' fees and expenses                                         6,608          16,642      (16,471)          6,779
Accounting & administration                                          7,553          40,000      (25,131)         22,422
Custodian                                                           72,068          79,428      (71,496)         80,000
 Other expenses                                                    103,850          69,177      (11,282)        161,745
                                                              --------------  --------------  -----------  --------------
Total expenses before waivers/reductions                           606,883         634,021     (242,489)        998,415
                                                              --------------  --------------  -----------  --------------
 Less other reductions                                              (2,786)            -            -            (2,786)
 Less waiver                                                      (186,847)       (148,749)     244,776         (90,820)
                                                              --------------  --------------  -----------  --------------
Net expenses                                                       417,250         485,272        2,287         904,809
                                                              --------------  --------------  -----------  --------------
Net investment income/(loss)                                      (258,867)       (382,351)      (2,287)       (643,505)
                                                              --------------  --------------  -----------  --------------
Net Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) from investments                        242,876       1,142,239          -         1,385,115
  Net unrealized appreciation (depreciation) of investments     (2,263,988)     (6,860,499)         -        (9,124,487)
                                                              --------------  --------------  -----------  --------------
  Net realized and unrealized gain (loss) on investments        (2,021,112)     (5,718,260)         -        (7,739,372)
                                                              --------------  --------------  -----------  --------------
Net Increase (Decrease) in net assets from operations         $ (2,279,979)   $ (6,100,611)   $  (2,287)   $ (8,382,877)
                                                              ==============  ==============  ===========  ==============

                   Pro Forma Combining Schedule of Investments
                               As of June 30, 2001
                                   (Unaudited)

                                                Par Value/Shares                                 Market Value
                                 ---------------------------------------------------------------------------------------------------
                                                Jurika & Voyles                               Jurika & Voyles
                                  CDC Nvest        Small Cap     Pro Forma     CDC Nvest        Small Cap           Pro Forma
           Description           Bullseye Fund(a)    Fund        Combined     Bullseye Fund(a)    Fund              Combined
--------------------------------------------------------------- --------------------------------------------------------------------
Repurchase Agreements             1,191,000         879,000     $ 2,070,000     $1,191,000        $879,000         $ 2,070,000
                                                                                                                   -----------

COMMON STOCKS

Airlines
AMR Corp.                            26,500                          26,500        957,445                             957,445
Mesa Air Group, Inc.                                 16,000          16,000                        197,600             197,600
Southwest Airlines                   40,000                          40,000        739,600                             739,600
                                                                               -----------     -----------         -----------
                                                                                 1,697,045         197,600           1,894,645
                                                                               -----------     -----------         -----------

Banking
City National Corp.                                   8,500           8,500                        376,465             376,465
East-West Bancorp, Inc.                              11,000          11,000                        297,000             297,000
                                                                                               -----------         -----------
                                                                                                   673,465             673,465
                                                                                               -----------         -----------

Beverages
Odwalla, Inc.                                        19,000          19,000                        195,700             195,700
                                                                                               -----------         -----------

Biotechnology
Avigen, Inc.                                          5,000           5,000                        107,500             107,500
                                                                                               -----------         -----------

Building and Construction
Craftmade International, Inc.                        24,000          24,000                        268,800             268,800
Trex Company, Inc.                                   10,100          10,100                        194,425             194,425
Willbros Group, Inc.                                 14,000          14,000                        182,000             182,000
                                                                                               -----------         -----------
                                                                                                   645,225             645,225
                                                                                               -----------         -----------

Casinos/Hotels
Shuffle Master, Inc.                                 21,000          21,000                        441,000             441,000
                                                                                               -----------         -----------

Commercial Banks
Silicon Valley Bancshares                            11,000          11,000                        242,000             242,000
                                                                                               -----------         -----------

Communication Services
Coinstar                                             16,500          16,500                        367,125             367,125
Comcast Corp.                        19,500                          19,500        846,300                             846,300
Copart, Inc                                          18,000          18,000                        526,500             526,500
Cox Communications, Inc.             22,000                          22,000        974,600                             974,600
Maximus, Inc                                          9,000           9,000                        360,810             360,810
Nextcard, Inc.                                       23,500          23,500                        259,675             259,675
Rent - A- Center, Inc.                                5,600           5,600                        294,560             294,560
Scientific-Atlanta, Inc.             20,000                          20,000        812,000                             812,000
Surebeam Corp.                                       38,500          38,500                        659,120             659,120
The Interpublic Group of
Companies, Inc.                      28,000                          28,000        821,800                             821,800
The Walt Disney Co.                  28,000                          28,000        808,920                             808,920
                                                                               -----------     -----------         -----------
                                                                                 4,263,620       2,467,790           6,731,410
                                                                               -----------     -----------         -----------

Communication - Equipment
LCC International, Inc.                              19,000          19,000                        125,780             125,780
Proxim, Inc.                                         20,000          20,000                        282,000             282,000
SpectraLink Corp.                                    48,500          48,500                        630,985             630,985
Turnstone System,Inc.                                30,000          30,000                        210,000             210,000
                                                                                               -----------         -----------
                                                                                                 1,248,765           1,248,765
                                                                                               -----------         -----------

Communication - Technology
Finisar Corp.                                         7,000           7,000                        130,760             130,760
Harmonic, Inc.                                       22,500          22,500                        225,000             225,000
                                                                                               -----------         -----------
                                                                                                   355,760             355,760
                                                                                               -----------         -----------

Computers
Optimal Robotics Corp.                                5,000           5,000                        190,000             190,000
                                                                                               -----------         -----------

Computer Hardware
SanDisk Corp.                        23,600                          23,600        653,720                             653,720
Integrated Circuit Systems, Inc.                     22,000          22,000                        422,400             422,400
                                                                               -----------     -----------         -----------
                                                                                   653,720         422,400           1,076,120
                                                                               -----------     -----------         -----------

Computer - Peripherals
Concurrent Computer Corp                             29,000          29,000                        203,000             203,000
Lantronix, Inc.                                      61,500          61,500                        633,450             633,450
Wave Systems Corp.                                   13,500          13,500                         72,495              72,495
                                                                                               -----------         -----------
                                                                                                   908,945             908,945
                                                                                               -----------         -----------

Computers - Semiconductors
Cirrus Logic, Inc.                                   13,500          13,500                        310,905             310,905
IBIS Technology Corp.                                15,700          15,700                        173,171             173,171
                                                                                               -----------         -----------
                                                                                                   484,076             484,076
                                                                                               -----------         -----------

Computer Software & Services
Activision, Inc.                                      8,500           8,500                        333,625             333,625
Clarus Corp.                                         24,000          24,000                        147,600             147,600
Computer Sciences Corp.              25,000                          25,000        865,000                             865,000
Digital Insight Corp.                                29,000          29,000                        640,900             640,900
eFunds Corp.                                         11,500          11,500                        213,900             213,900
IntraNet Solutions, Inc.                             11,000          11,000                        418,550             418,550
Netcentives, Inc                                     99,400          99,400                         51,688              51,688
Nuance Communications, Inc.                          13,500          13,500                        243,270             243,270
QuadraMed Corp.                                      60,000          60,000                        285,000             285,000
Trizetto Group, Inc.                                 40,000          40,000                        370,000             370,000
Tumbleweed Communications Corp.                      47,500          47,500                        180,025             180,025
                                                                               -----------     -----------         -----------
                                                                                   865,000       2,884,558           3,749,558
                                                                               -----------     -----------         -----------

Computers & Business Equipment
Palm, Inc.                           90,000                          90,000        545,850                             545,850
                                                                               -----------                         -----------

Conglomerates
General Maritime Corp.                               21,000          21,000                        306,600             306,600
Mobile Mini, Inc.                                    15,000          15,000                        494,700             494,700
Monolithic System Technology,                         7,500           7,500                         82,875              82,875
Inc.
                                                                                               -----------         -----------
                                                                                                   884,175             884,175
                                                                                               -----------         -----------

Consulting Services
Alliance Data System Corp.                           12,900          12,900                        193,500             193,500
                                                                                               -----------         -----------

Credit and Finance
Metris Companies, Inc                                15,000          15,000                        505,650             505,650
                                                                                               -----------         -----------

Direct Marketing
Value Vision International, Inc.                     23,500          23,500                        511,125             511,125
                                                                                               -----------         -----------

Electric Power
Orion Power Holdings, Inc.                            8,000           8,000                        190,480             190,480
                                                                                               -----------         -----------

Electircal Equipment
Micro Component Technology, Inc.                     40,100          40,100                        104,260             104,260
                                                                                               -----------         -----------

Electronic Components
Duraswitch Industries, Inc.                          55,000          55,000                        851,950             851,950
Interlink Electronics, Inc.                          25,000          25,000                        202,750             202,750
                                                                                               -----------         -----------
                                                                                                 1,054,700           1,054,700
                                                                                               -----------         -----------

Electronics
Cognex Corp.                         25,000                          25,000        744,750                             744,750
Fisher Scientific International,                     10,000          10,000                        290,000             290,000
Inc.
Intersil Holding Corp.               28,000                          28,000        959,000                             959,000
                                                                               -----------     -----------         -----------
                                                                                 1,703,750         290,000           1,993,750
                                                                               -----------     -----------         -----------

Energy Services
Horizon Offshore, Inc.                               17,500          17,500                        236,250             236,250
Hydirl Co.                                            7,500           7,500                        170,775             170,775
Superior Energy Services                             19,100          19,100                        150,890             150,890
Tetra Techonologies, Inc.                            12,000          12,000                        293,400             293,400
                                                                                               -----------         -----------
                                                                                                   851,315             851,315
                                                                                               -----------         -----------

Environmental Services
Waste Connections, Inc.                               5,500           5,500                        198,000             198,000
                                                                                               -----------         -----------

Financial Services
Allied Capital Corp.                                  9,500           9,500                        219,925             219,925
                                                                                               -----------         -----------

Financial Services - Diversified
American LD Lease, Inc.                              18,000          18,000                        223,200             223,200
Espeed, Inc. - Class A                               37,500          37,500                        825,000             825,000
                                                                                               -----------         -----------
                                                                                                 1,048,200           1,048,200
                                                                                               -----------         -----------

Health Care-Drugs
Pfizer, Inc.                         21,500                          21,500        861,075                             861,075


Pharmacia Corp.                      17,850                          17,850        820,207                             820,207
Polymedica Corp.                                     24,000          24,000                        972,000             972,000
                                                                               -----------     -----------         -----------
                                                                                 1,681,282         972,000           2,653,282
                                                                               -----------     -----------         -----------

Healthcare
Ventiv Health, Inc.                                  29,500          29,500                        608,880             608,880
Xoma Corp.                                           29,900          29,900                        510,094             510,094
                                                                                               -----------         -----------
                                                                                                 1,118,974           1,118,974
                                                                                               -----------         -----------

Healthcare - Medical Supplies
  & Products
Fusion Medical
  Technologies, Inc.                                 52,900          52,900                        389,344             389,344
Medwave, Inc.                                        59,300          59,300                        266,850             266,850
Radiance Medical Systems, Inc.                       42,500          42,500                        224,400             224,400
Thoratec Labs Corp.                                  25,000          25,000                        388,750             388,750
Visible Genetics, Inc.                                6,000           6,000                        149,100             149,100
                                                                                               -----------         -----------
                                                                                                 1,418,444           1,418,444
                                                                                               -----------         -----------

Healthcare - Services
Pharmaceutical Products
Development, Inc.                                    11,000          11,000                        335,610             335,610
                                                                                               -----------         -----------

Healthcare Facilities
Med-Design Corp.                                     40,000          40,000                      1,205,600           1,205,600
Rental Care Group, Inc.                               9,000           9,000                        296,010             296,010
                                                                                               -----------         -----------
                                                                                                 1,501,610           1,501,610
                                                                                               -----------         -----------

Internet
F5 Networks, Inc.                                    18,000          18,000                        316,260             316,260
HeadHunter.net, Inc.                                 32,500          32,500                        152,100             152,100
Liveperson, Inc.                                    123,200         123,200                         30,800              30,800
                                                                                               -----------         -----------
                                                                                                   499,160             499,160
                                                                                               -----------         -----------

Internet Services
Docent, Inc.                                         32,000          32,000                        320,000             320,000
                                                                                               -----------         -----------

Internet Software
Akamai Technologies, Inc.                            16,500          16,500                        151,387             151,387
StorageNetworks, Inc.                                17,000          17,000                        288,830             288,830
Travelocity.com                                       6,000           6,000                        184,200             184,200
                                                                                               -----------         -----------
                                                                                                   624,417             624,417
                                                                                               -----------         -----------

Insurance
Protective Life Corp.                23,000                          23,000        790,510                             790,510
                                                                               -----------                         -----------

Media
Emmis Communications Corp. -
Class A                                              10,000          10,000                        307,500             307,500
                                                                                               -----------         -----------

Mining
Newmont Mining Corp.                 27,000                          27,000        502,470                             502,470
                                                                               -----------                         -----------

Oil & Gas Producers
Unit Corp.                                           13,400          13,400                        212,390             212,390
                                                                                               -----------         -----------

Oil- Exploration & Production
Ultra Petroleum Corp.                                38,000          38,000                        182,400             182,400
                                                                                               -----------         -----------

Oil- Field Machinery & Equipment
Core Laboratories N.V.                               14,700          14,700                        275,625             275,625
                                                                                               -----------         -----------

Oil -Field Services
Tidewater, Inc.                                       5,000           5,000                        188,500             188,500
                                                                                               -----------         -----------

Paper & Forest Products
Kimberly-Clark Corp.                 14,000                          14,000        782,600                             782,600
                                                                               -----------                         -----------

Pharmaceuticals
Atrix Laboratories, Inc.                             11,500          11,500                        272,550             272,550
Bone Care International, Inc.                        15,000          15,000                        397,500             397,500
Duramed Pharmaceuticals, Inc.                        14,000          14,000                        250,460             250,460
First Horizon Pharmaceuticals,                        8,700           8,700                        279,270             279,270
Inc.
Guilford Pharmaceuticals, Inc.                       21,000          21,000                        714,000             714,000
                                                                                               -----------         -----------
                                                                                                 1,913,780           1,913,780
                                                                                               -----------         -----------

Radio Broadcasting and
Programming Radio One, Inc,                          10,000          10,000                        230,000             230,000
                                                                                               -----------         -----------

Real Estate Investment Trusts -
Office Property
Alexandria Real Estate Equities, Inc.                 7,000           7,000                        278,600             278,600
                                                                                               -----------         -----------

Retail Grocers
Fleming Companies                                     7,500           7,500                        267,750             267,750
                                                                                               -----------         -----------

Retail Restaurants
California Pizza Kitchen, Inc.                       10,500          10,500                        244,125             244,125
P.F. Chang's China Bistro, Inc.                       4,000           4,000                        151,600             151,600
                                                                                               -----------         -----------
                                                                                                   395,725             395,725
                                                                                               -----------         -----------

Retail
Blockbuster, Inc.                    55,000                          55,000      1,003,750                           1,003,750
                                                                               -----------                         -----------

Services-Data Processing
First Data Corp.                     12,000                          12,000        771,000                             771,000
Gaylans Trading Co., Inc.                             5,500           5,500                        112,200             112,200
                                                                               -----------     -----------         -----------
                                                                                   771,000         112,200             883,200
                                                                               -----------     -----------         -----------

Software
WebMethods, Inc.                     35,000                          35,000        737,450                             737,450
                                                                               -----------                         -----------

Telecommunications
Floware Wireless Systems Ltd.                        27,000          27,000                         89,910              89,910
Metawave Communications Corp.                        47,600          47,600                        247,044             247,044
Tricord Systems, Inc.                                26,000          26,000                         70,460              70,460
                                                                                               -----------         -----------
                                                                                                   407,414             407,414
                                                                                               -----------         -----------

Telecommunications - Diversified
Illuminet Holdings, Inc.                             13,100          13,100                        411,995             411,995
                                                                                               -----------         -----------

Telecommunications - Services
US Unwired Inc, CI A                                 28,200          28,200                        299,202             299,202
                                                                                               -----------         -----------

Telephone
McLeodUSA, Inc.                                      29,000          29,000                        133,110             133,110
                                                                                               -----------         -----------

Transportation - Services
Kansas City Southern Industries                      14,500          14,500                        229,100             229,100
                                                                                               -----------         -----------

Wireless Equipment
SBA Communications Corp.                             25,000          25,000                        618,750             618,750
                                                                                               -----------         -----------

                                                                               -----------     -----------         -----------
                                                                                                                   $         -
                                                                               -----------     -----------         -----------
Total Common Stock                                                             $15,998,047     $30,770,370         $46,768,417
Total Investment Portfolio                                                      17,189,047      31,649,370         $48,838,417
Other Assets less Liabilities                                                       65,357         (74,143)        $    (8,786)
                                                                               -----------     -----------         -----------
Total Net Assets                                                               $17,254,404     $31,575,227         $48,829,631
                                                                               ===========     ===========         ===========

(a) Certain securities that do not conform to the investment strategies to be in effect after the reorganization may be disposed of prior to the reorganization.

CDC Nvest Jurika & Voyles Small Cap Growth Fund
Notes to Pro Forma Combined Financial Statements (unaudited)
June 30, 2001

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization ("Plan of Reorganization") by the shareholders of Jurika & Voyles Small Cap Fund (the "Acquired Fund"), a series of Jurika & Voyles Fund Group, the CDC Nvest Jurika & Voyles Small Cap Growth Fund (the "Acquiring Fund"), a series of the CDC Nvest Funds Trust III would acquire all the assets of the Acquired Fund in exchange for newly issued shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund followed by a distribution of the Merger Shares to the shareholders of the Acquired Fund.

As a result of the proposed transaction, the Acquired Fund will receive a number of Class Y shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the shares of the Acquired Fund. Following the transfer, each share of the Acquired Fund will receive, on a tax-free basis, a number of full and fractional Class Y Merger Shares of the Acquiring Fund equal in value, as of the close of business on the day of the exchange, to the value of the shareholder's Acquired Fund shares.

The pro forma financial statements reflect the combined financial position of the Acquired Fund with the Acquiring Fund at June 30, 2001, and the pro forma combined results of operations for the period from July 1, 2000 to June 30, 2001, as though the reorganization had occurred on July 1, 2000.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective portfolios.

Pro Forma Adjustments:

The pro forma combining condensed Statement of Assets and Liabilities reflect the reclassification of capital for the Acquired Fund into shares of beneficial interest of the Acquiring Fund.

The pro forma combining condensed Statement of Operations reflects the following adjustments:

Investment advisory fees, accounting and administration, transfer agent fees and custodial fees have been restated to reflect current fees.

Certain other expenses including trustees, audit and tax fees have been reduced reflective of the savings expected to arise from the transaction.

                             CDC Nvest Balanced Fund
        Pro Forma Combining Condensed Statement of Assets and Liabilities
                               As of June 30, 2001
                                   (Unaudited)


                                    CDC Nvest         Jurika & Voyles           Pro                  Pro
                                    Balanced             Balanced              Forma                Forma
                                      Fund                 Fund             Adjustments           Combined
                                ------------------   ------------------  ------------------   ------------------
Assets
Investments, at value             $ 142,243,550         $ 39,588,894       $         -          $ 181,832,444
Cash                                      1,274                  145                 -                  1,419
Receivable for securities sold        5,471,233                  -                   -              5,471,233
Other assets                            869,247              281,449                 -              1,150,696
                                ------------------   ------------------  ------------------   ------------------
Total Assets                        148,585,304           39,870,488                 -            188,455,792
                                ------------------   ------------------  ------------------   ------------------

Liabilities
Payable for securities purchased      6,897,458              869,501                 -              7,766,959
Other liabilities                       484,694               56,186                 -                540,880
                                ------------------   ------------------  ------------------   ------------------
Total Liabilities                     7,382,152              925,687                 -              8,307,839
                                ------------------   ------------------  ------------------   ------------------
Total Net Assets                  $ 141,203,152         $ 38,944,801       $         -          $ 180,147,953
                                ==================   ==================  ==================   ==================


Net Assets
Class A                           $  84,263,191         $        -                              $  84,263,191
Class B                           $  33,362,681         $        -                              $  33,362,681
Class C                           $   1,647,411         $        -                              $   1,647,411
Class Y                           $  21,929,868         $ 38,944,801                            $  60,874,669
Shares Outstanding
Class A                               8,519,205                  -                   -              8,519,205
Class B                               3,369,813                  -                   -              3,369,813
Class C                                 167,170                  -                   -                167,170
Class Y                               2,237,020            2,943,498           1,029,180            6,209,698
Net Asset Value per Share
Class A                           $        9.89         $        -                              $        9.89
Class B                           $        9.90         $        -                              $        9.90
Class C                           $        9.85         $        -                              $        9.85
Class Y                           $        9.80         $      13.23                            $        9.80

             Pro Forma Combining Condensed Statement of Operations
                For the Twelve Month Period Ending June 30, 2001
                                   (Unaudited)


                                                                  CDC Nvest      Jurika & Voyles      Pro            Pro
                                                                  Balanced          Balanced         Forma          Forma
                                                                    Fund              Fund        Adjustments      Combined
                                                               ----------------   -------------   ------------   --------------

Investment Income:
  Dividend income                                              $    1,028,129     $    187,430    $       -      $  1,215,559
  Interest income                                                   5,025,074        1,232,857            -         6,257,931
Less net foreign taxes withheld                                        (2,167)             -              -            (2,167)
                                                               ----------------   -------------   ------------   --------------
Total Investment Income                                             6,051,036        1,420,287            -         7,471,323
                                                               ----------------   -------------   ------------   --------------
Expenses:
  Investment advisory fees                                          1,291,520          269,541         13,899       1,574,960
 Service fees - Class A                                               255,139              -              -           255,139
 Service and distribution - Class B                                   395,464              -              -           395,464
 Service and distribution - Class C                                    19,913              -              -            19,913
 Transfer agent fees - Classes A,B & C                                586,532              -          (98,315)        488,217
 Transfer agent fees - Class Y                                         28,229           71,009        (32,503)         66,735
 Trustees' fees and expenses                                           10,538           16,708         (6,175)         21,071
Accounting & administration                                            65,052           40,000        (14,447)         90,605
Custodian                                                             121,337           52,415         15,886         189,638
 Other expenses                                                       199,659           59,253        (15,526)        243,386
                                                               ----------------   -------------   ------------   --------------
Total expenses before waivers/reductions                            2,973,383          508,926       (137,181)      3,345,128
                                                               ----------------   -------------   ------------   --------------
 Less other reductions                                                (35,487)             -              -           (35,487)
 Less waiver                                                              -           (149,003)       (39,580)       (188,583)
                                                               ----------------   -------------   ------------   --------------
Net expenses                                                        2,937,896          359,923       (176,761)      3,121,058
                                                               ----------------   -------------   ------------   --------------
Net investment income/(loss)                                        3,113,140        1,060,364        176,761       4,350,265
                                                               ----------------   -------------   ------------   --------------
Net Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) from investments                       (10,018,552)       2,200,334            -        (7,818,218)
  Net unrealized appreciation (depreciation) of investments        (3,385,752)        (723,773)           -        (4,109,525)
                                                               ----------------   -------------   ------------   --------------
  Net realized and unrealized gain (loss) on investments          (13,404,304)       1,476,561            -       (11,927,743)
                                                               ----------------   -------------   ------------   --------------
Net Increase (Decrease) in net assets from operations          $  (10,291,164)    $  2,536,925    $   176,761    $ (7,577,478)
                                                               ================   =============   ============   ==============

                  Pro Forma Combining Schedule of Investments
                               As of June 30, 2001
                                   (Unaudited)

                                                                 Par Value/Shares                     Market Value
                                                  ------------------------------------ --------------------------------------------
                                                              Jurika&Voyles                           Jurika&Voyles
                                                    CDC Nvest   Balanced    Pro Forma    CDC Nvest       Balanced        Pro Forma
                    Description                   Balanced Fund   Fund(a)   Combined   Balanced Fund       Fund(a)       Combined
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                               7,495,000  2,829,000   $10,324,000    $7,495,000     $2,829,000     $10,324,000
                                                                                        ------------    -----------    ------------

COMMON STOCKS

Advertising Agencies
Interpublic Group of Companies                                    13,600       13,600                       399,160         399,160
                                                                                                        -----------    ------------

Airlines
AMR Corp. (c)                                          37,000     17,200       54,200      1,336,810        621,436       1,958,246
Southwest Airlines                                     67,300     28,875       96,175      1,244,377        533,899       1,778,276
                                                                                        ------------    -----------    ------------
                                                                                           2,581,187      1,155,335       3,736,522
                                                                                        ------------    -----------    ------------

Automotive
Harley-Davidson, Inc.                                  12,700                  12,700        597,916                        597,916
                                                                                        ------------                   ------------

Banking
Comerica                                               10,200      4,600       14,800        587,520        264,960         852,480
Well Fargo                                             16,000      7,400       23,400        742,880        343,582       1,086,462
                                                                                        ------------    -----------    ------------
                                                                                           1,330,400        608,542       1,938,942
                                                                                        ------------    -----------    ------------

Business Services
Concord EFS                                            33,400                  33,400      1,865,390                      1,865,390
Ecolab                                                 35,200     14,700       49,900      1,442,144        602,259       2,044,403
First Data Corp                                        33,700      7,200       40,900      2,165,225        462,600       2,627,825
Sabre Group Holdings                                   29,900     12,300       42,200      1,495,000        615,000       2,110,000
                                                                                        ------------    -----------    ------------
                                                                                           6,967,759      1,679,859       8,647,618
                                                                                        ------------    -----------    ------------

Chemicals
OM Group                                               24,200     10,400       34,600      1,361,250        585,000       1,946,250
                                                                                        ------------    -----------    ------------

Communication Services
AOL Time Warner                                        28,800                  28,800      1,526,400                      1,526,400
Clear Channel Communications                            7,800                   7,800        489,060                        489,060
McGraw-Hill Co                                         39,000     16,700       55,700      2,579,850      1,104,705       3,684,555
Omnicom Group Inc                                      17,200                  17,200      1,479,200                      1,479,200
SBC Communications                                     29,800     12,800       42,600      1,193,788        512,768       1,706,556
Sprint Corp                                            35,300     15,800       51,100        852,495        381,570       1,234,065
The Interpublic Group of Companies                     30,800                  30,800        903,980                        903,980
Univision Co                                           11,500                  11,500        491,970                        491,970
Viacom                                                 18,800                  18,800        972,900                        972,900
                                                                                        ------------    -----------    ------------
                                                                                          10,489,643      1,999,043      12,488,686
                                                                                        ------------    -----------    ------------
Computers and Business Equipment
3Com                                                  110,400     47,500      157,900        568,560        225,625         794,185
Cisco Systems, Inc                                     54,400                  54,400      1,052,640                      1,052,640


Dell Computer, Corp                                    32,200                  32,200        856,520                        856,520
EMC Corp                                               33,900                  33,900        984,795                        984,795
Intel Corp                                             38,100                  38,100      1,152,906                      1,152,906
International Business Machines Corp                   16,700                  16,700      1,887,100                      1,887,100
LSI Logic Corp                                         23,100     10,300       33,400        434,280        193,640         627,920
Maxim Integrated Products, Inc                         14,800                  14,800        686,868                        686,868
ONI Systems Corp                                       14,500                  14,500        394,850                        394,850
Palm, Inc                                             109,300     92,400      201,700        662,904        560,868       1,223,772
SanDisk Corp                                           22,900      9,700       32,600        634,330        270,533         904,863
Scientific Atlanta Inc                                 12,600      5,300       17,900        511,560        215,180         726,740
STMicroelectronics                                     15,600     14,200       29,800        530,400        482,800       1,013,200
Sun Microsystems, Inc                                  35,900                  35,900        579,785                        579,785
Texas Instruments                                      18,200                  18,200        573,300                        573,300
                                                                                        ------------    -----------    ------------
                                                                                          11,510,798      1,948,646      13,459,444
                                                                                        ------------    -----------    ------------

Conglomerates
General Electric Co                                    46,300                  46,300      2,257,125                      2,257,125
Minnesota Mining & Manufacturing Co                     4,400                   4,400        502,040                        502,040
Tyco International Co                                  22,400                  22,400      1,220,800                      1,220,800
                                                                                        ------------                   ------------
                                                                                           3,979,965                      3,979,965
                                                                                        ------------                   ------------

Construction
Baker Hughes                                           13,300      5,600       18,900        445,550        187,600         633,150
SantaFe International Corp                             24,800     11,300       36,100        719,200        327,700       1,046,900
                                                                                        ------------    -----------    ------------
                                                                                           1,164,750        515,300       1,680,050
                                                                                        ------------    -----------    ------------

Domestic Oil
Amerdas Hess Corp                                       8,900                   8,900        719,120                        719,120
Chevron Corp                                           16,100      2,400       18,500      1,457,050        217,200       1,674,250
Suncor Energy                                          51,300     23,300       74,600      1,318,410        598,810       1,917,220
                                                                                        ------------    -----------    ------------
                                                                                           3,494,580        816,010       4,310,590
                                                                                        ------------    -----------    ------------

Drugs and Healthcare
Abbott Laboratories                                    14,700                  14,700        705,747                        705,747
Allergan Inc                                            9,400                   9,400        803,700                        803,700
Baxter International                                   69,000     15,400       84,400      3,381,000        754,600       4,135,600
Cardinal Health                                        23,350                  23,350      1,611,150                      1,611,150
Forest Laboratories                                    15,900                  15,900      1,128,900                      1,128,900
Pfizer Inc                                             29,200      7,700       36,900      1,169,460        308,385       1,477,845
Pharmacia & Upjohn Inc                                 10,300      4,836       15,136        473,285        222,214         695,499
Quest Diagnostics                                       7,800                   7,800        583,830                        583,830
Schering Plough Corp                                   25,300     11,500       36,800        916,872        416,760       1,333,632
Stryker Corp                                           14,100                  14,100        773,385                        773,385
Tenet Healthcare Corp                                  15,700                  15,700        809,963                        809,963
Wellpoint Health Networks                               7,800      3,600       11,400        735,072        339,264       1,074,336
                                                                                        ------------    -----------    ------------
                                                                                          13,092,364      2,041,223      15,133,587
                                                                                        ------------    -----------    ------------

Electric Utilities
AES Corp                                               36,400     15,600       52,000      1,567,020        671,580       2,238,600
                                                                                        ------------    -----------    ------------
Financial-Consumer/Diversified
Freddie Mac                                            32,700      6,500       39,200      2,289,000        455,000       2,744,000
FHLMC
                                                                                         ------------    -----------    ------------





Financial Services
Nationwide Financial Services                          10,500      4,900       15,400        458,325        213,885         672,210
                                                                                        ------------    -----------    ------------

Food and Beverages
Hormel Foods Corp                                      83,900     37,400      121,300      2,042,126        910,316       2,952,442
Pepsico Corp                                           11,700                  11,700        517,140                        517,140
                                                                                        ------------    -----------    ------------
                                                                                           2,559,266        910,316       3,469,582
                                                                                        ------------    -----------    ------------

Foreign Denominated
Charles Schwabb Corp                                   27,400                  27,400        419,220                        419,220
Citigroup Inc                                          10,600                  10,600        560,104                        560,104
                                                                                        ------------                   ------------
                                                                                             979,324                        979,324
                                                                                        ------------                   ------------

Gas and Pipeline Utilities
Dynegy Inc                                             13,800                  13,800        641,700                        641,700
El Paso Inc                                             8,800                   8,800        462,352                        462,352
Enron Corp                                             20,900      9,200       30,100      1,024,100        450,800       1,474,900
                                                                                        ------------    -----------    ------------
                                                                                           2,128,152        450,800       2,578,952
                                                                                        ------------    -----------    ------------

Healthcare Drugs
Johnson and Johnson Inc                                13,500                  13,500        675,000                        675,000
King Pharmaceuticals Inc                               14,400                  14,400        774,000                        774,000
                                                                                        ------------                   ------------
                                                                                           1,449,000                      1,449,000
                                                                                        ------------                   ------------

Hotels and Restaurants
Brinker International Inc                              20,400      8,900       29,300        527,340        230,065         757,405
                                                                                        ------------    -----------    ------------

Household Products
Kimberly-Clark Corp                                    23,400     10,400       33,800      1,308,060        581,360       1,889,420
                                                                                        ------------    -----------    ------------

Industrial Machinery
Cognex Corp                                            27,900     12,300       40,200        831,141        416,355       1,247,496
Deere & Co                                             27,800     12,800       40,600      1,052,230        484,480       1,536,710
                                                                                        ------------    -----------    ------------
                                                                                           1,883,371        900,835       2,784,206
                                                                                        ------------    -----------    ------------

Insurance
Allamerica Financial Corp                              14,300      6,400       20,700        822,250        368,000       1,190,250
Protective Life Corp                                   28,400     11,700       40,100        976,108        402,129       1,378,237
                                                                                        ------------    -----------    ------------
                                                                                           1,798,358        770,129       2,568,487
                                                                                        ------------    -----------    ------------

Investment Banking/Broker/Management
Lehman Brothers Holdings Inc                           21,100                  21,100      1,640,525                      1,640,525
Merrill Lynch & Co Inc                                  7,800                   7,800        462,150                        462,150
                                                                                        ------------                   ------------
                                                                                           2,102,675                      2,102,675
                                                                                        ------------                   ------------

Real Estate
Equity Residential Properties Trust                     7,800      4,000       11,800        441,090        226,200         667,290
                                                                                        ------------    -----------    ------------

Retail
Best Buy Company Inc                                   26,000                  26,000      1,651,520                      1,651,520
Blockbuster Inc                                        61,500     27,500       89,000      1,122,375        501,875       1,624,250

Lowe's Corp                                             7,500                   7,500        544,125                        544,125
Target Corp                                            14,000                  14,000        484,400                        484,400
                                                                                        ------------    -----------    ------------
                                                                                           3,802,420        501,875       4,304,295
                                                                                        ------------    -----------    ------------
Retail-Grocery
Sysco Corp                                             52,500     14,500       67,000      1,425,375        393,675       1,819,050
                                                                                        ------------    -----------    ------------

Software
Computer Sciences Corp                                 32,500     15,300       47,800      1,124,500        529,380       1,653,880
Electronic Data Systems Corp                           19,400      8,300       27,700      1,212,500        518,750       1,731,250
Microsoft Corp                                         32,600                  32,600      2,341,006                      2,341,006
Nvidia Corp                                            11,700                  11,700      1,075,113                      1,075,113
Siebel Systems Inc                                     27,700                  27,700      1,317,412                      1,317,412
Transactions Systems Architects Inc                    55,400     23,800       79,200        689,730        368,900       1,058,630
VERITAS Software Corp                                  17,200                  17,200      1,159,108                      1,159,108
                                                                                        ------------    -----------    ------------
                                                                                           8,919,369      1,417,030      10,336,399
                                                                                        ------------    -----------    ------------

Trucking & Freight Forwarding
United Parcel Services Inc                             17,200      7,500       24,700        994,160        433,500       1,427,660
                                                                                        ------------    -----------    ------------

Total Common Stock                                                                        91,202,917     19,904,368     111,107,285
                                                                                        ============    ===========    =============

Bonds and Notes

Corporate Bonds
AMERCO, 7.850%, 5/15/2003                           2,505,000               2,505,000      2,463,367                      2,463,367
Calpine Corp., 7.625%, 4/15/2006                    1,000,000               1,000,000        967,330                        967,330
Capital One Bank, 6.875%, 2/01/2006                 1,300,000               1,300,000      1,271,868                      1,271,868
Clear Channel Communications,
7.650%, 9/15/2010                                   1,800,000               1,800,000      1,865,862                      1,865,862
Delta Air Lines, Inc., 9.200%, 9/23/2014              600,000                 600,000        588,390                        588,390
Dow Chemical Co., 7.375%, 11/01/2029                1,775,000               1,775,000      1,821,221                      1,821,221
Federated Dept Stores, 8.500%, 6/1/2010                          600,000      600,000                       653,742         653,742
First Chicago NBD Corp., 6.125%, 2/15/2006                       875,000      875,000                       858,804         858,804
Ford Motor Co., 7.450%, 7/16/2031                   1,700,000    565,000    2,265,000      1,633,581        542,925       2,176,506
General Motors Acceptance Corp., 6.750%,                         500,000      500,000                       509,900         509,900
1/15/2006
Global Crossings Holdings, Ltd., 9.625%,              555,000                 555,000        438,450                        438,450
5/15/2008
Keyspan Corp., 7.250%, 11/15/2005                                300,000      300,000                       313,518         313,518
La Quinta Inns, Inc., 7.400%, 9/15/2005             3,000,000               3,000,000      2,805,000                      2,805,000
National Health Investors, Inc., 7.300%,            1,775,000               1,775,000      1,242,500                      1,242,500
7/16/2007
Northwest Airlines Corp., 8.375%, 3/15/2004         3,000,000               3,000,000      2,948,490                      2,948,490
Raytheon Co., 6.300%, 3/15/2005                     1,780,000               1,780,000      1,751,983                      1,751,983
Reliastar Financial Corp., 8.000%, 10/30/2006                    300,000      300,000                       324,183         324,183
Sprint  Capital Corp., 6.125%, 11/15/2008                        650,000      650,000                       602,191         602,191
Sprint Spectrum, LP, 1.000%, 8/15/2006              1,600,000               1,600,000      1,675,024                      1,675,024
Tricon Global Restaurants, Inc., 8.500%,              950,000                 950,000        971,375                        971,375
4/15/2006
TRW, Inc., 7.625%, 3/15/2006                          800,000                 800,000        827,208                        827,208
Williams Communications Group, Inc., 10.875%,         955,000                 955,000        382,000                        382,000
10/01/2009
Williams Holdings Co., 6.250%, 2/01/2006            1,200,000               1,200,000      1,174,584                      1,174,584
WorldCom, Inc., 8.000%, 5/15/2006                   1,750,000               1,750,000      1,820,595                      1,820,595
                                                                                        ------------    -----------    ------------
                                                                                          26,648,828      3,805,263      30,454,091
                                                                                        ------------    -----------    ------------

Mortgage Pass Through
Federal Home Loan Mortgage Corp., 6.000%,                      1,025,589    1,025,589                       986,801         986,801
7/1/2028
Federal National Mortgage Association, 7.125%,      2,700,000               2,700,000      2,860,731                      2,860,731
2/15/2005
Federal National Mortgage Association, 6.375%,      1,175,000               1,175,000      1,198,688                      1,198,688
6/15/2009
Federal National Mortgage Association, 6.000%,      1,192,064               1,192,064      1,174,183                      1,174,183
5/01/2016
Federal National Mortgage Association, 6.000%,      1,196,301               1,196,301      1,148,066                      1,148,066
5/01/2031
Federal National Mortgage Association, 7.500%,      5,500,000               5,500,000      5,611,705                      5,611,705
12/01/2099
Federal National Mortgage Association, 6.500%,                   961,998      961,998                       948,472         948,472
7/1/2028
Federal National Mortgage Association, 7.000%,                   669,797      669,797                       672,932         672,932
10/01/2029
Govt National Mortgage Association, 7.000%,                      775,138      775,138                       782,161         782,161
11/15/2028
Govt National Mortgage Association, 8.000%,                      551,766      551,766                       572,628         572,628
12/15/2025
                                                                                        ------------    -----------    ------------
                                                                                          11,993,373      3,962,994      15,956,367
                                                                                        ------------    -----------    ------------

US Agency Obligations
Federal Home Loan Mortgage Corp., 6.875%,           2,800,000               2,800,000      2,943,500                      2,943,500
1/15/2005
Federal Home Loan Mortgage Corp., 7.000%,                        898,884      898,884                       903,378         903,378
5/1/2031
Federal Home Loan Mortgage Corp., 7.000%,                      1,000,000    1,000,000                     1,057,810       1,057,810
3/15/2010
Federal National Mortgage Assoc., 5.575%,                      1,000,000    1,000,000                     1,020,620       1,020,620
4/15/2003
Federal National Mortgage Assoc., 7.125%,                        760,000      760,000                       813,322         813,322
3/15/2007
                                                                                        ------------    -----------    ------------
                                                                                           2,943,500      3,795,130       6,738,630
                                                                                        ------------    -----------    ------------

US Treasury Obligations
United States Treasury Bonds, 6.125%, 11/15/2027      800,000                 800,000        823,496                        823,496
United States Treasury Bonds, 5.500%, 8/15/2028     1,200,000               1,200,000      1,136,436                      1,136,436
United States Treasury Bonds, 7.2500%, 5/15/2016                 700,000      700,000                       797,342         797,342
United States Treasury Notes, 6.2500%, 2/15/2003                 885,000      885,000                       913,072         913,072
United States Treasury Notes, 7.000%, 7/15/2016                  815,000      815,000                       884,022         884,022
United States Treasury Bonds, 6.500%,                            710,000      710,000                       762,583         762,583
2/15/2010
United States Treasury Bonds, 7.500%,                            750,000      750,000                       873,750         873,750
11/15/2016
United States Treasury Bonds, 7.500%,                            975,000      975,000                     1,061,370       1,061,370
2/15/2005
                                                                                        ------------    -----------    ------------
                                                                                           1,959,932      5,292,139       7,252,071
                                                                                        ------------    -----------    ------------

Total Bonds and Notes                                                                     43,545,633     16,855,526      60,401,159
                                                                                        ------------    -----------    ------------

Total Investment Portfolio                                                              $142,243,550    $39,588,894    $181,832,444

Other Assets less Liabilities
                                                                                          (1,040,398)      (644,093)     (1,684,491)
                                                                                        ------------    -----------    ------------
Total Net Assets                                                                        $141,203,152    $38,944,801    $180,147,953
                                                                                        ============    ===========    ============

(a) Certain securities that do not conform to the investment strategies to be in effect after the reorganization may be disposed of prior to the reorganization.

CDC Nvest Balanced Fund
Notes to Pro Forma Combined Financial Statements (unaudited)
June 30, 2001

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization ("Plan of Reorganization") by the shareholders of Jurika & Voyles Balanced Fund (the "Acquired Fund"), a series of Jurika & Voyles Fund Group, the CDC Nvest Balanced Fund (the "Acquiring Fund"), a series of the CDC Nvest Funds Trust I would acquire all the assets of the Acquired Fund in exchange for newly issued shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund followed by a distribution of the Merger Shares to the shareholders of the Acquired Fund.

As a result of the proposed transaction, the Acquired Fund will receive a number of Class Y shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the shares of the Acquired Fund. Following the transfer, each share of the Acquired Fund will receive, on a tax-free basis, a number of full and fractional Class Y Merger Shares of the Acquiring Fund equal in value, as of the close of business on the day of the exchange, to the value of the shareholder's Acquired Fund shares.

The pro forma financial statements reflect the combined financial position of the Acquired Fund with the Acquiring Fund at June 30, 2001, and the pro forma combined results of operations for the period from July 1, 2000 to June 30, 2001, as though the reorganization had occurred on July 1, 2000.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective portfolios.

Pro Forma Adjustments:

The pro forma combining condensed Statement of Assets and Liabilities reflect the reclassification of capital for the Acquired Fund into shares of beneficial interest of the Acquiring Fund.

The pro forma combining condensed Statement of Operations reflects the following adjustments:

Investment advisory fees, accounting and administration, transfer agent fees and custodial fees have been restated to reflect current fees.

Certain other expenses including trustees, audit and tax fees have been reduced reflective of the savings expected to arise from the transaction.

      Appendix A - Additional Information About the CDC Relative Value Fund

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

         The following is a description of restrictions on the investments to be made by the CDC Nvest Jurika & Voyles Relative Value Fund ("CDC Relative Value Fund" or the "Fund"). The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus/Proxy Statement will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

CDC Relative Value Fund
The CDC Relative Value Fund will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

      Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

--------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

ADVISORY FEES

         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Asset Management Advisers") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the CDC Relative Value Fund and to provide a range of administrative services to such Fund. For the services described in the advisory agreements, the Fund has agreed to pay CDC IXIS Asset Management Advisers a gross advisory fee at the annual rate set forth below, reduced by the amount of any subadvisory fees paid by the Fund to the subadviser pursuant to any subadvisory agreement:

                                                         Advisory fee payable by Fund to CDC IXIS Asset
                     Fund                                              Management Advisers
                                                               (includes any subadviser fees paid)
                                                    (as a percentage of average daily net assets of the Fund)
-----------------------------------------------     ----------------------------------------------------------
CDC Relative Value Fund                             0.85% of the first $500 million
                                                    0.80% of amounts in excess of $500 million

         The advisory agreement for the CDC Relative Value Fund provides that CDC IXIS Asset Management Advisers may delegate its responsibilities thereunder to other parties. CDC IXIS Asset Management Advisers has delegated responsibility for managing the investment and reinvestment of the Fund's assets to a subadviser, Jurika & Voyles, L.P. ("Jurika & Voyles").

         For the services described in the subadvisory agreement, the Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth below:

                                                                       Subadvisory fee payable to subadviser
                                                                       (as a percentage of average daily net
              Fund                            Subadviser                        assets of the Fund)
----------------------------------     --------------------------      ---------------------------------------
CDC Relative Value Fund                Jurika & Voyles                 0.450% of the first $500 million
                                                                       0.425% of amounts in excess of
                                                                          $500 million

         CDC IXIS Asset Management Advisers has given a binding undertaking to the CDC Relative Value Fund to reduce the Fund's fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.25% of the average daily net assets of Class Y shares for the Fund. This undertaking is in effect until December 31, 2004 and will be reevaluated on an annual basis thereafter.

--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------

         As of August 1, 2001, no shares of the Fund had been issued.

--------------------------------------------------------------------------------

                       MISCELLANEOUS INVESTMENT PRACTICES

--------------------------------------------------------------------------------

         The following is a list of certain investment practices in which the Fund may engage as secondary investment strategies. The Fund's primary strategies are detailed in its Prospectus/Proxy Statement.

CDC Relative Value Fund
-----------------------

Various Equity Securities
Corporate Fixed-Income Securities
U.S. Government Securities
Zero-Coupon Securities, Pay-in-kind and Step Coupon Securities
When Issued Securities
Repurchase Agreements
Borrowing/Reverse Repurchase Agreements
Convertible Securities
Foreign Securities (Equity
   Securities, Depositary Receipts, Supranational Agencies)
Foreign Currency Hedging Transactions
Investments in Other Investment Companies
Privatizations
Futures, Options and Swap Contracts
Short Sales Against the Box
Illiquid Securities, Section 4(2) Commercial Paper
   And Rule 144A Securities (liquidity determination required)
Money Market Instruments
Short-term Investments

         The following is a description of the various investment practices in which the Fund may engage, whether as a primary or secondary strategy and a summary of certain attendant risks:

Equity Securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

         o Small Companies - The Fund may invest in companies with relatively small market capitalization. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Fund that invest in companies with relatively small market capitalization therefore may fluctuate more widely than market averages.

         o Warrants - The Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

         o Real estate investment trusts (REITs) - The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with real estate securities. The Fund will indirectly bear its proportionate share of expenses, including advisory fees, paid by each REIT in which it invests.

Corporate Fixed-Income Securities. The Fund may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

         Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

         Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. government securities:

      o U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

      o U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

      o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single, family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

      o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

      o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

         FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

         U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Zero-coupon Securities, Pay-in-kind and Step Coupon Securities. The Fund may invest in zero-coupon, pay-in-kind and step coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon and pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

When-issued Securities. The Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Repurchase Agreements. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. However, the Fund may not engage in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

Convertible Securities. The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Foreign Securities. The Fund may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

         Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

         In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

         There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

         Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

         The Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

         Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts. American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") are types of depository receipts issued by U.S. banks and European banks, respectively.

         In addition, the Fund may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

         In determining whether to invest in securities of foreign issuers, the adviser or subadviser of the Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency. Most foreign securities in the Fund's portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

         The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" below.

Privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Fund, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Investments in Other Investment Companies. The Fund may invest in other investment companies. Investment companies, including companies such as iShares, "SPDRs" and "WEBS," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

         Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when the Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Futures, Options and Swap Contracts

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

         When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

         Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

         Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

         An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

         A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

         A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

         Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

         The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

         Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

         As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

         The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

         The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

         Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

         The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

         All call options written by the Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Swap Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

         Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

         The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

         The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

         Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

         Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

         An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

         The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Economic Effects and Limitations. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales. The Fund may sell securities short "against the box", that is: (1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open.

         In a short sale against the box, the Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities. With respect to securities that are not sold short against the box, the Select Fund may cover its short positions by maintaining in a separate account with the Fund's custodian cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S.

government securities or other liquid securities deposited as collateral with the broker in connection with the short sale.

         Short sales may protect the Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Illiquid Securities (Rule 144A Securities and Section 4(2) Commercial Paper). Illiquid securities are those that are not readily resaleable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

         The Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless an adviser or subadviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid.

Loans of Portfolio Securities. The Fund may lend up to 33 1/3% of their total assets (taken at current value) in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of money market funds subject to any investment restriction listed in this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Boards.

         These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Investments. The Fund may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Money Market Instruments. The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

         Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies. The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadviser(s) of the Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

         In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST

--------------------------------------------------------------------------------

The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Trustees

Trustees of the Trust and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

GRAHAM T. ALLISON, JR.--Trustee (61); 79 John F. Kennedy Street, Cambridge,
         Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (56); 452 Fifth Avenue, New York, New York 10018;
         Chairman of the Audit Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum, Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business;

KENNETH J. COWAN -- Trustee (69); One Beach Drive, S.E. #2103, St. Petersburg,
         Florida 33701; Chairman of the Contract Review and Governance Committee for the Trusts; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (58); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
         20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (investments).

*JOHN T. HAILER - President and Trustee (40); President and Chief Executive
         Officer, CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly CDC Nvest Funds Distributor, L.P.); Director and Executive Vice President, CDC IXIS Asset Management Distribution Corporation (formerly Nvest Distribution Corporation); President and Chief Executive Officer, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Asset Management Advisers", formerly known as CDC Nvest Funds Management, L.P.); formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE -- Trustee (59); Exchange Place, Boston, Massachusetts 02109;
         Member of the Audit Committee for the Trusts; Senior Vice President and Director, The Boston Consulting

         Group, Inc. (management consulting); Director, Verizon Communications (communications services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- Trustee (68); 200 Unicorn Park Drive, Woburn, Massachusetts
         01801; Member of the Audit Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives).

* PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
         (54); Director, President and Chief Executive Officer, CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America", formerly Nvest Companies, L.P.); Director, CDC IXIS Asset Management Services, Inc ("CIS", formerly Nvest Services Company, Inc.); Director, CDC IXIS Asset Management Distribution Corporation; Director of various affiliates of CDC IXIS Asset Management Advisers; formerly, Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange Listed Company Advisory Committee.

PENDLETON P. WHITE -- Trustee (70); 6 Breckenridge Lane, Savannah, Georgia
        31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the CDC Nvest Funds is comprised solely of disinterested trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.

The Audit Committee of the CDC Nvest Funds is comprised solely of Independent Trustees (as defined below) and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and polices, SEC regulations and Treasury regulations as well as operational issues relating to the transfer agent.

Officers

         Officers of the Trusts, in addition to Mr. Voss, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

THOMAS P. CUNNINGHAM - Treasurer (55); Senior Vice President, CDC IXIS Asset
         Management Asset Management Services; Senior Vice President, CDC IXIS Asset Management Advisers; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company, formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER - Secretary and Clerk (37); Director and Senior Vice
         President, CDC IXIS Asset Management Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, the Distributor; Senior Vice President, General Counsel, Secretary and Clerk, CDC IXIS Asset Management Advisers; Executive Vice President, General Counsel, Secretary and Clerk, CIS; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group

         (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

         Each person listed above holds the same position(s) with CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and CDC Nvest Companies Trust I (collectively, with the Trust, the "CDC Nvest Funds Trusts" or the "Trusts"; the Trusts' series are sometimes referred to as the "CDC Nvest Funds"). Previous positions during the past five years with the Distributor or CDC IXIS Asset Management Advisers are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the CDC Nvest Funds Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the CDC Nvest Funds Trusts c/o CDC Nvest Funds is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

         The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

         Each Independent Trustee (as defined below) receives, in the aggregate, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. The term "Independent Trustee" means those trustees who are not "interested persons" of the relevant CDC Nvest Funds Trust (as defined by the 1940 Act) and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.

         During the Trust's fiscal year ended December 31, 2000, the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the other CDC Nvest Funds Trusts.

                                                                                            Total
                               Aggregate          Pension or           Estimated        Compensation
                             Compensation     Retirement Benefits       Annual            from the
                               from the       Accrued as Part of       Benefits        CDC Nvest Funds
                                 Trust           Fund Expenses           Upon              Trusts
     Name of Trustee           in 2000*             in 2000           Retirement          in 2000*+
     ---------------           --------             -------           ----------          ---------
Graham T. Allison, Jr.          $42,033               $0                  $0               $60,000
Daniel M. Cain                  $44,836               $0                  $0               $64,000
Kenneth J. Cowan                $44,836               $0                  $0               $64,000
Richard Darman                  $42,033               $0                  $0               $60,000
Sandra O. Moose                 $42,033               $0                  $0               $60,000
John A. Shane                   $42,033               $0                  $0               $60,000
Pendleton P. White              $42,033               $0                  $0               $60,000
Peter S. Voss                     $0                  $0                  $0                 $0
John T. Hailer                    $0                  $0                  $0                 $0

*Amounts include payments deferred by trustees for 2000. The total amount of deferred compensation for all periods to date accrued for the trustees follows:
Allison ($850,096); Cain ($68,368); Cowan ($101,680); Darman ($69,575).

+ Total compensation represents amounts paid to a trustee for serving on the 6 CDC Nvest Funds Trusts with a total of 23 Funds during the Trust's fiscal year ended December 31, 2000.

         The Trusts provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Trusts on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in one or more of the Trusts' funds selected by the trustee on the normal payment date for such fees. Each Trust will make an investment in the selected fund(s) in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

        At _______________, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund or as the Trust as a whole.

Advisory and Subadvisory Agreements

         The Fund's advisory agreement between the Fund and CDC IXIS Asset Management Advisers provides that the adviser (CDC IXIS Asset Management Advisers) will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. CDC IXIS Asset Management Advisers is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.

         The Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Certain expenses may be allocated differently among the Fund's Class A, Class B and Class C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares.")

         The Fund's advisory agreement and subadvisory agreement provides that each will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Trust has received an exemptive order from the SEC which permits CDC IXIS Asset Management Advisers to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Asset Management Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Asset Management Advisers, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

         Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         CDC IXIS Asset Management Advisers oversees the portfolio management services provided to the Fund by each of the subadvisers. Subject to the review of the Trust's trustees, CDC IXIS Asset Management Advisers monitors each subadviser to assure that the subadviser is managing the Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, CDC IXIS Asset Management Advisers and CIS also provide the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. CDC IXIS Asset Management Advisers does not, however, determine what investments will be purchased or sold for the Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two or more different CDC Nvest Funds or may be acquired for one CDC Nvest Fund at a time when the subadviser of another CDC Nvest Fund deems it appropriate to dispose of the security from that other Fund. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate.

Information About the Organization and Ownership of the Adviser and Subadvisers of the Fund

         CDC IXIS Asset Management Advisers, formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Asset Management Distribution Corporation, is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Asset Management Holdings," formerly Nvest Holdings, L.P.), which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America. CDC IXIS Asset Management Distribution Corporation is also the sole general partner of the Distributor and the sole shareholder of CIS, the transfer and dividend disbursing agent of the Fund. CDC IXIS Asset Management North America owns the entire limited partnership interest in each of CDC IXIS Asset Management Advisers and the Distributor. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Fund to third parties.

         CDC IXIS Asset Management North America is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution which, in turn, is wholly-owned by the French government. CDC IXIS Asset Management North America is wholly-owned by CDC Asset Management, a French entity that is part of CDC.

         The fifteen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, collectively, have more than $131 billion of assets under management or administration as of June 30, 2001.

         Jurika & Voyles founded in 1983, has discretionary management authority with respect to assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles, a wholly-owned subsidiary of CDC IXIS Asset Management North America, is engaged in the business of investment management.

Allocation of Investment Opportunity Among Funds and Other Investors Managed by Adviser and Subadvisers; Cross Relationships of Officers and Trustees

         Certain officers and employees of Jurika & Voyles have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Jurika & Voyles) that may invest in securities in which the Fund may invest. When Jurika & Voyles determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Jurika & Voyles to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Jurika & Voyles will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, and the relative amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Jurika & Voyles' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees of the Trust are of the view that the benefits of retaining Jurika & Voyles as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

         Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

         The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the Prospectus/Proxy Statement. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.

         The Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of Independent Trustees of the Trust.

         Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

         The service fee may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

         The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

         Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such Trustees.

         Many of the Distributor's sales and servicing efforts involve the Fund as well as other mutual funds that are part of the CDC Nvest Funds Trusts. Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of other CDC Nvest Funds. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the CDC Nvest Funds based on their relative net assets. Expenses allocated to each CDC Nvest Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

         The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund's shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates who are also employees of CDC IXIS Asset Management North America and may receive compensation from the Fund's adviser or subadviser with respect to sales of Class Y shares.

         The Distribution Agreement for the Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

         The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plans).

         With the exception of the Distributor and its direct and indirect parent companies, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

         Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

         The Distributor controls the words "CDC Nvest" in the names of the Trust and the Fund and if it should cease to be the principal distributor of the Fund's shares, the Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

         The portion of the various fees and expenses for Class A, B, C shares that are paid (reallowed) to securities dealers are shown below:

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Fund that are paid to securities dealers are shown below:

                                     Maximum Sales           Maximum       Maximum First Year  Maximum First Year
                                     Charge Paid by      Reallowance or        Service Fee        Compensation
                                       Investors           Commission           (% of net        (% of offering
                                    (% of offering      (% of offering        investment)           price)
                                        price)               price)
Investment
Less than $50,000                        5.75%                5.00%               0.25%                5.25%
$50,000 - $99,999                        4.50%                4.00%               0.25%                4.25%
$100,000 - $249,999                      3.50%                3.00%               0.25%                3.25%
$250,000 - $499,999                      2.50%                2.15%               0.25%                2.40%
$500,000 - $999,999                      2.00%                1.70%               0.25%                1.95%

Investments of $1 million or more
First $3 Million                         none                 1.00%(2)            0.25%                1.25%
Excess over $3 Million (1)               none                 0.50%(2)            0.25%                0.75%

Investments with no Sales                none                 0.00%               0.25%                0.25%
Charge(3)

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of other CDC Nvest Funds, which are described in a separate prospectus.

(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus/Proxy Statement for Class A, B and C shares under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Fund that are paid to securities dealers are shown below:

                           Maximum Front-End
                           Sales Charge Paid                                                      Maximum First
                              by Investors       Maximum Reallowance      Maximum First Year    Year Compensation
                             (% of offering         or Commission            Service Fee          (% of offering
Investment                       price)         (% of offering price)    (% of net investment)        price)

All amounts for Class B           None                   3.75%                   0.25%                 4.00%

Class C amounts
purchased at NAV(1)               None                   1.00%                   0.00%                 1.00%

All other amounts for
Class C                          1.00%                   2.00%                   0.00%                 2.00%

(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus/Proxy Statement for Class A, B and C shares under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

         Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

         For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other CDC Nvest Fund or if the account is registered in street name.

         The Distributor may at its expense provide additional concessions to dealers who sell shares of the Fund, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at CDC Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of the Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation. The audited financial statements included and incorporated by reference in this SAI and the financial highlights included and incorporated in the Prospectus/Proxy Statement have been so included in reliance on the reports of the Trust's independent accountants, given on the authority of said firm as experts in auditing and accounting.

Other Arrangements

         Pursuant to a contract between the Trust and CIS, CIS acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays account services fees for Classes A, B and C shares representing the higher dollar amount which is based upon either of the following calculations: (1) the annualized rate of 0.184% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets (defined below) are equal to or less than $5.7 billion; 0.180% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets are greater than $5.7 billion and up to $10.7 billion; and 0.175% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets are in excess of $10.7 billion (subject to an annual portfolio/class minimum of $18,000); or (2) pro rata portion of the annual aggregate minimum fee of $10.5 million. "Total Eligible CDC Nvest Assets" means the average daily net assets of all equity funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the funds. CIS has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee.

         CIS will perform certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Fund: (i) it provides personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) it provided services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handles the various registrations and filings required by various regulatory authorities. Subject to certain minimums, the Fund pays CIS a fee equal to the annual rate of 0.035% of the first $5 billion of the Fund's average daily net assets, 0.0325% of the next $5 billion of the Fund's average daily net assets and 0.03% of the Fund's average daily net assets in excess of $10 billion for these services.

--------------------------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

--------------------------------------------------------------------------------

         In placing orders for the purchase and sale of portfolio securities for the Fund, Jurika & Voyles always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Jurika & Voyles, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

         Jurika & Voyles selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Jurika & Voyles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Jurika & Voyles believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Jurika & Voyles' expenses. Such services may be used by Jurika & Voyles in servicing other client accounts and in some cases may not be used with respect to the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Jurika & Voyles may, however, consider purchases of shares of the Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         Jurika & Voyles may cause the Fund to pay a broker-dealer that provides brokerage and research services to Jurika & Voyles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Jurika & Voyles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Jurika & Voyles' overall responsibilities to the Fund and its other clients. Jurika & Voyles' authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

         Subject to the overriding objective of obtaining the best possible execution of orders, Jurika & Voyles may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

         General

         Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with CDC IXIS Asset Management North America or the Fund's adviser or subadviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, except to the extent permitted by the SEC pursuant to exemptive relief or otherwise.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Funds' dealer in connection with such transactions.

         To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser or subadviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses, subject to the requirement that the adviser or subadviser will seek best execution.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------

                  CDC Nvest Funds Trust I was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "The New England Life Government Securities Trust"; from September 1986 to March 1994, its name was "The New England Funds"; from April 1994 to January 2000, its name was "New England Funds Trust I", from January 2000 until April 2001 the name of the Trust was "CDC Nvest Funds Trust I"; and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust I".

         The Amended and Restated Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of all the Funds are divided into four classes: Class A, Class B, Class C and Class Y. Class A, B and C shares, which are subject to sales charges, 12b-1 fees and other expenses that differ from Class Y expenses, of the Fund are offered in different prospectus(es). Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing prospectuses to shareholders ("Other Expenses")) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but other expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

         The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all of the Funds in the Trust.

         The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the Board of Trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will undertake to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of its trustees and officers, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Code of Ethics

         The Fund, its adviser and subadviser, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

--------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

--------------------------------------------------------------------------------

         The Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return.

         Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Fund are summarized in the Prospectus/Proxy Statement. All purchases made by check should be in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

         Shares may also be purchased either in writing, by phone by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus/Proxy Statement through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access Line(R)

(800-225-5478, press 1) or CDC Nvest Funds Web site (www.cdcnvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

         A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

         If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus/Proxy Statement may apply.

--------------------------------------------------------------------------------

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus/Proxy Statement.

         The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

         Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Fund computes the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trust's trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

         Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by CIS or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus/Proxy Statement. The public offering price of a Class B or Y share of the Fund is the next-determined net asset value.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. CIS may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class Y shares.

         The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Dividend Diversification Program

         You may establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's prospectus.

Exchange Privilege

         A shareholder may exchange the shares of the Fund for shares of the same class of any other CDC Nvest Fund (subject to the investor eligibility requirements, if any, of the CDC Nvest Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class A, B or C shares of a Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other CDC Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of a CDC Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a CDC Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other CDC Nvest Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus/Proxy Statement. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or CDC IXIS Asset Management Services (CIS) at 800-225-5478 or (2) a written exchange request to the Fund or CDC IXIS Asset Management Services, (CIS) P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

         Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the CDC Nvest Funds Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the CDC Nvest Funds Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

         Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

         The investment objectives of the CDC Nvest Funds and the Money Market Funds are set forth in the relevant Fund's prospectus(es).

Broker Trading Privileges

         The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using the Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with CDC Nvest Funds Personal Access Line(R)and Web site

         CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following CDC Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R), or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC Nvest Funds Online and Telephonic Customer Agreement
NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE CDC NVEST FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly, CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying CDC Nvest Funds of your desire to do so.

Written notifications to CDC Nvest Funds should be sent to:

         CDC Nvest Funds
         P O Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------

                                   REDEMPTIONS

--------------------------------------------------------------------------------

         The procedures for redemption of shares of the Fund are summarized in the Prospectus/Proxy Statement. For federal tax purposes, an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss.

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Fund from time to time.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from CIS or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

         In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern

Time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

         The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Fund's distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

         The Fund may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by the Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

--------------------------------------------------------------------------------

                          STANDARD PERFORMANCE MEASURES

--------------------------------------------------------------------------------

Calculation of Total Return and Average Annual Total Return. Total return (including average annual total return) is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The Fund may show each class' total return and average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Fund is prescribed by the SEC and includes three steps:
(1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) at the beginning of the period all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund. For those funds that present returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

Performance Comparisons

         Total Return. Total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher total return than the Fund's Class A, Class B and Class C shares. The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. ("Morningstar") or Lipper, Inc. ("Lipper") as having similar investment objectives or styles.

         The Fund may cite its ratings, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month Treasury Bill return) from the fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. The Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper.

         Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 30,000 funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.

         Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

         The S&P 500 Index is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

         The Frank Russell Company determines the composition of the various "Russell" indices. The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the Exchange, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

         The Russell Mid-Cap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by the Frank Russell Company to be growth stocks as measured by their price-to-book ratios and forecasted growth values.

         Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the individual Fund's and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for CDC Nvest Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Exhibit A, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Fund's advertising and promotional literature. Such advertising and promotional material may refer to CDC IXIS Asset Management North America, its structure, goals and objectives and the advisory subsidiaries of CDC IXIS Asset Management North America, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding CDC IXIS Asset Management North America, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Exhibit B.

         The Fund may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                                         Investments At 8% Rate of Return

                        5 yrs.          10             15              20              25              30
                    ------------   ------------   ------------    ------------    ------------    ------------
          $50           3,698          9,208         17,417          29,647           47,868          75,015
           75           5,548         13,812         26,126          44,471           71,802         112,522
          100           7,396         18,417         34,835          59,295           95,737         150,029
          150          11,095         27,625         52,252          88,942          143,605         225,044
          200          14,793         36,833         69,669         118,589          191,473         300,059
          500          36,983         92,083        174,173         296,474          478,683         750,148

                                         Investments At 10% Rate of Return

                        5 yrs.           10             15              20              25             30
                    ------------    ------------   ------------    ------------    ------------   ------------
          $50           3,904          10,328         20,896          38,285          66,895         113,966
           75           5,856          15,491         31,344          57,427         100,342         170,949
          100           7,808          20,655         41,792          76,570         133,789         227,933
          150          11,712          30,983         62,689         114,855         200,684         341,899
          200          15,616          41,310         83,585         153,139         267,578         455,865
          500          39,041         103,276        208,962         382,848         668,945       1,139,663

         The Fund's advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the CDC Nvest Funds. The Fund's advertising and sales literature may include historical and current performance and total returns of investment alternatives to the CDC Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trust, the CDC Nvest Funds Trusts, the Distributor and the transfer agent of the CDC Nvest Funds, with respect to investing in shares of the Fund and customer service. Such materials may discuss the multiple classes of shares available through the Trust and their features and benefits, including the details of the pricing structure.

         The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

         The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

         Advertising and sales literature may also refer to the beta coefficient of the CDC Nvest Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500 Index) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the CDC Nvest Funds may be compared to the beta coefficients of other funds.

         The Fund may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the CDC Nvest Funds and the Distributor as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

         As described in the Prospectus/Proxy Statement, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to CDC Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by CDC Nvest Funds on or before the record date for such dividend or distribution.

         If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company and distributes at least 90% of its dividend, interest and certain other taxable income each year, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from the prior year. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

         Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains (i.e. gains from capital assets that the Fund held for not more than one year) or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period and other requirements. However, any distribution received by a fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a maximum 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment.

Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Fund distributions will be treated as described above whether you receive them in cash or reinvest them in additional shares.

         Under the Code, the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

         The Fund's transactions, if any, in foreign currencies and foreign currency denominated bonds and its hedging activities, are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. The Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

         A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

         Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Sales, redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term capital gains tax rates (generally taxed at a maximum 20% rate for noncorporate shareholders). For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and

20 percent). The 18 percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

         A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

         The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

         The Fund is required to withhold a percentage of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. This percentage is currently (after August 6, 2001) set at 30.5% and will be gradually reduced to 28% but will return to 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification. Backup withholding also generally does not apply to corporations.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding described above (or to qualify for a reduced rate of withholding provided by treaty).

                                    EXHIBIT A

                     MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America OnLine
Anchorage Daily News
Arizona Republic
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World Business
Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network F
inancial Planning
Financial Planning on Wall Street
Financial Research Corp.

Financial Services Week
Financial World
Fitch Insights
Forbes Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis
Star Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek

Nightly Business Report
range County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram

World Wide Web
Worth Magazine
WRKO

                                    EXHIBIT B

                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in CDC Nvest Funds' advertising and promotional literature to CDC IXIS Asset Management North America and its affiliates that perform advisory and subadvisory functions for CDC Nvest Funds including, but not limited to: Harris Associates L.P., Loomis Sayles & Company, L.P., Westpeak Capital Growth Management, Jurika & Voyles, and VNSM. Reference also may be made to the Funds of their respective fund groups, namely, the Oakmark Family of Funds advised by Harris Associates.

         References may be included in CDC Nvest Funds' advertising and promotional literature to other CDC IXIS Asset Management North America affiliates including, but not limited to AEW Capital Management, L.P., Snyder Capital Management, L.P, Reich & Tang Capital Management Group, and their fund groups.

         References to subadvisers unaffiliated with CDC IXIS Asset Management North America that perform subadvisory functions on behalf of CDC Nvest Funds and their respective fund groups may be contained in CDC Nvest Funds' advertising and promotional literature including, but not limited to, RS Investment Management and Morgan Stanley.

         CDC Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

|X| Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the CDC Nvest Funds;

|X| Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

|X| Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

|X| Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

|X| The corporate histories, founding dates and names of founders of the entities;

|X|   Awards, honors and recognition given to the entities;

|X| The names of those with ownership interest and the percentage of ownership interest;

|X| The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

|X| Current capitalizations, levels of profitability and other financial and statistical information;

|X| Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

|X| The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

|X| Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

|X|   Current and historical statistics regarding:

      -total dollar amount of assets managed,
      -CDC Nvest Funds' assets managed in total and by fund, -the growth of assets,
      -asset types managed,
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff,
      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or subadviser;

|X| The general and specific strategies applied by the advisers in the management of CDC Nvest Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies,
      -the manner and degree to which the strategy is pursued, -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes, -the types and characteristics of investments sought and specific portfolio holdings,
      -the actual or potential impact and result from strategy implementation, -through its own areas of expertise and operations, the value added by subadvisers to the management process,
      -the disciplines it employs, e.g., in the case of Loomis Sayles the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500,
      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

|X| Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than CDC Nvest Funds, and those families of funds, other than CDC Nvest Funds. Any such references will indicate that CDC Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the CDC Nvest Funds and other funds managed by the CDC Nvest Funds' advisers and subadvisers, including, but not limited to, those provided by Morningstar, Lipper, Forbes and Worth.

         In addition, communications and materials developed by CDC Nvest Funds will make reference to the following information about CDC IXIS Asset Management North America and its affiliates:

         CDC IXIS Asset Management North America is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations, a major diversified financial institution. As of June 30, 2001 CDC IXIS Asset Management North America had more than $131 billion in assets under management. In addition, promotional materials may include:

|X| Specific and general references to CDC Nvest Funds multi-manager approach through CDC IXIS Asset Management North America`s affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS Asset Management North America and the other investment managers,
      -other fund companies are limited to a "one size fits all" approach but CDC Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective,
      -in this and other contexts reference may be made to CDC Nvest Funds' slogan "Where The Best Minds Meet"(R) and that CDC Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet",
      -CDC IXIS Asset Management Advisers may distribute sales and advertising materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the CDC Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

         CDC IXIS Intermediary Services (formerly Nvest Managed Account Services, Nvest Advisor Services and Nvest Retirement Services, divisions of CDC IXIS Asset Management North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS Asset Management North America affiliated fund groups including: CDC Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Oakmark Funds and Delafield Fund.

         CDC IXIS Intermediary Services will provide marketing support to CDC IXIS Asset Management North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of CDC IXIS Intermediary Services and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in CDC Nvest Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

|X| Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom CDC Nvest Funds may or may not have a relationship.

|X| Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the CDC Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

|X| Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
      -current and prospective ERISA regulation and requirements.

|X| Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the CDC Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention,
      -reinforcement or creation of morale,
      -deductibility of contributions for participants,
      -deductibility of expenses for employers,
      -tax deferred growth, including illustrations and charts, -loan features and exchanges among accounts, and -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

|X| Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and CDC Nvest Funds as a 401(k) or retirement plan funding vehicle.

|X| Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments,
      -assistance in interpreting past, present and future market trends and economic events,
      -providing information to clients including participants during enrollment and on an ongoing basis after participation, and -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                                      Appendix B
                                                                      ----------

           Additional Information About the CDC Small Cap Growth Fund

         Information about the CDC Small Cap Growth Fund is incorporated by reference from the CDC Trust SAI. Because the CDC Small Cap Growth Fund is changing its name from "CDC Nvest Bullseye Fund" to "CDC Nvest Jurika & Voyles Small Cap Growth Fund" to be effective on or around November 12, 2001, references to the CDC Nvest Bullseye Fund should be deemed to refer to the CDC Small Cap Growth Fund unless otherwise set forth herein.

         In connection with changing its name, the investment strategies of the Small Cap Growth Fund will change. The Small Cap Growth Fund will invest primarily in the common stock of small-cap companies, as detailed in the Prospectus/Proxy Statement. The following is a list of certain investment practices in which the Fund may engage as secondary investment strategies:

       Various Equity Securities
       IPOs
       Convertible Securities
       U.S. Government Securities
       Repurchase Agreements
       When-issued Securities
       Foreign Securities (Equity Securities, Supranational Agencies,
           Emerging Markets)
       Futures, Options and Swap Contracts
       Investments in Other Investment Companies
       Short Sales Against the Box
       Illiquid Securities -- Section 4(2) Commercial Paper and
           Rule 144A Securities (liquidity determination required) Loans of Portfolio Securities
       Borrowing/Reverse Repurchase Agreements
       Short-term Investments
       Money Market Instruments

Please see the CDC Trust SAI for a description of these various investment practices and a summary of certain attendant risks.

         The following references to the CDC Nvest Bullseye Fund do not refer to the CDC Small Cap Growth Fund:

o The list of secondary investment strategies on page 3 of the CDC Trust SAI. Please see the updated list above.

o In the fifth paragraph on page 38 and the fourth paragraph on page 56 of the CDC Trust SAI, there is a statement that the CDC Nvest Bullseye Fund does not currently offer Class Y shares. The CDC Small Cap Growth Fund will offer, and shareholders of the Acquired Fund will receive in the Small-Cap Fund Acquisition, Class Y shares.

                                                       Registration Nos.    333-
                                                                        811-4323
                             CDC NVEST FUNDS TRUST I
                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in post-effective amendment no. 32 to the registration statement filed on July 30, 1996 as exhibit 2(a) and incorporated herein by reference.

         The Distribution Agreements, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments to the registration statement and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS.

(1)                         Charter.

         (a) The Registrant's Amended and Restated Agreement and Declaration of Trust dated January 24, 1992 (the "Agreement and Declaration") is incorporated by reference to exhibit 1(a) to Post-Effective Amendment ("PEA") No. 31 to the initial registration statement on Form N-1A ("Registration Statement") filed on April 12, 1996.

         (b) Amendment No. 1 dated July 24, 1992 to the Agreement and Declaration is incorporated by reference to exhibit a(2) to PEA No. 42 to the Registration

                            Statement filed on April 27, 2000.

         (c) Amendment No. 2 dated May 1, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (d) Amendment No. 3 dated September 10, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (e) Amendment No. 4 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (f) Amendment No. 5 dated April 11, 1994 to the Agreement and Declaration is incorporated by reference to exhibit 1(b) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (g) Amendment No. 6 dated May 19, 1994 to the Agreement and Declaration is incorporated by reference to exhibit a(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (h) Amendment No. 7 dated May 2, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (i) Amendment No. 8 dated November 3, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (j) Amendment No. 9 dated January 2, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(c) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (k) Amendment No. 10 dated October 31, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (l) Amendment No. 11 dated February 1, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(12) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (m) Amendment No. 12 dated February 25, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(13) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (n) Amendment No. 13 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (o) Form of Amendment No. 14 to the Agreement and Declaration is incorporated by reference to exhibit
                            (1)(o) to Registrant's registration statement on Form N-14 filed on August 10, 2001.

(2)                         By-Laws.

         (a) The Registrant's By-laws are incorporated by reference to exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (b) Amendment to the By-laws is incorporated by reference to exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

(3)                         Voting Trust Agreements.

                            Not applicable.

(4)                         Agreement and Plan of Reorganizations.

                            Form of each Agreement and Plan of Reorganization among Jurika & Voyles Fund Group, CDC Nvest Funds Trust I, CDC IXIS Asset Management North America, L.P., Jurika & Voyles, L.P. and CDC IXIS Asset Management Advisers, L.P. relating to each Acquisition is incorporated by reference to Appendix B to the Prospectus/Proxy Statement filed as Part A to this registration statement on Form N-14.

(5)                         Instruments Defining Rights of Security Holders.

                            Rights of shareholders are described in Article III,
                            Section 6 of the Registrant's Amended and Restated Agreement and Declaration of Trust incorporated by reference as exhibit 1(a) to PEA No. 31 to the Registration Statement filed on April 12, 1996 and exhibit a(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(6)                         Investment Advisory Contracts.

         (a) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit
                            (d)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (b)     (i)        Advisory Agreement dated October 30, 2000 between
                            Registrant on behalf of CDC Nvest Capital Growth
                            Fund and CDC IXIS Asset Management Advisers, L.P.
                            ("CDC IXIS Advisers", formerly Nvest Funds
                            Management, L.P.) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration
                            Statement filed on February 27, 2001.

                 (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iv) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Agreement Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (viii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vix) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(x) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiii) Form of Advisory Agreement between Registrant, on behalf of each of CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund, and CDC IXIS Advisers is incorporated by reference to exhibit
                            (6)(b)(xiii) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

                 (xiv) Form of Advisory Agreement between Registrant, on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, and CDC IXIS Advisers is filed herewith.

         (c)     (i)        Sub-advisory Agreement dated October 30, 2000 among
                            Registrant on behalf of CDC Nvest Capital Growth
                            Fund, CDC IXIS Advisers and Westpeak Investment
                            Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(3)(ii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (iii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. ("Jurika and Voyles") is incorporated by reference to exhibit
                            (d)(3)(iii) to PEA No. 45 filed on August 1, 2001.

                 (iv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest International Equity Fund, CDC IXIS Advisers and Loomis Sayles incorporated by reference to exhibit (d)(3)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vi) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vii) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (viii) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Adviser and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (xi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Kobrick Funds LLC is incorporated by reference to exhibit (d)(3)(ix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Kobrick Funds LLC is incorporated by reference to exhibit (d)(3)(xii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Vaughan Nelson Scarborough & McCullough, L.P. is incorporated by reference to exhibit

                            (d)(3)(xv) to PEA No. 43 to the Registration
                            Statement filed on February 27, 2001.

                 (xvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xviii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xx) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Montgomery Asset Management LLC ("Montgomery") is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xx) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Government Securities Fund, CDC IXIS Advisers and Back Bay Advisors, L.P. ("Back Bay") is incorporated by reference to exhibit (d)(3)(xxii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Strategic Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Bond Income Fund, CDC IXIS Advisers and Back Bay is incorporated by reference to exhibit (d)(3)(xxiv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Municipal Income Fund, CDC IXIS Advisers and Back Bay is incorporated by reference to exhibit (d)(3)(xxv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxvi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Montgomery is incorporated by reference to exhibit (d)(3)(xxviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and RS Investment Management, L.P. is incorporated by reference to exhibit (d)(3)(xxix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxviii) Form of Sub-advisory Agreement among CDC Nvest Funds Trust I, on behalf of each of CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund, CDC IXIS Advisers and the relevant investment sub-adviser is incorporated by reference to exhibit (6)(c)(xxviii) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

                 (xxix) Form of Sub-advisory Agreement among Registrant, on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. is filed herewith.

(7)                         Distribution Agreements and Dealer Agreement.

         (a) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Growth Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (b) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (c) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (d) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (e) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (f) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (g) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (h) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (i) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(9) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (j) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (k) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(11) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (l) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(12) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (m) Form of Distribution Agreement between Registrant, on behalf of CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund, and CDC IXIS Distributors is incorporated by reference to exhibit (7)(m) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

         (n) Form of Distribution Agreement between Registrant, on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, and CDC IXIS Distributors is filed herewith.

         (o) Form of Dealer Agreement of CDC IXIS Distributors is incorporated by reference to exhibit (e)(13) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

(8)                         Bonus, Profit Sharing, Pension or Other Similar
                            Contracts.

                            None.

(9)                         Custodian Agreements.

         (a) Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company ("State Street Bank"), including form of subcustodian agreement, is incorporated by reference to exhibit 8(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank is incorporated by reference to exhibit 8(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (c) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest International Equity Fund is incorporated by reference to exhibit 8(c) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (d) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Capital Growth Fund is incorporated by reference to exhibit 8(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (e) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Advisers Fund is incorporated by reference to exhibit 8(e) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (f) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Strategic Income Fund is incorporated by reference to exhibit 8(f) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (g) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 8(g) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (h) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 8(h) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (i) Amendment dated February 28, 2000 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (j) Amendment dated June 15, 2001 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(10) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

         (k) Form of Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit (9)(k) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

         (l) Form of Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.


(10)                        Rule 12b-1 Plans and Rule 18f-3 Plan.

         (a)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Growth Fund is incorporated by reference to exhibit m(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Growth Fund is incorporated by reference to exhibit m(1)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Growth Fund is incorporated by reference to exhibit m(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Capital Growth Fund is incorporated by reference to exhibit m(2)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (c)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Balanced Fund is incorporated by reference to exhibit m(3)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (d)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            International Equity Fund is incorporated by reference to exhibit m(4)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest International Equity Fund is incorporated by reference to exhibit m(4)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest International Equity Fund incorporated by reference to exhibit m(4)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (e)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Star Advisers Fund is incorporated by reference to exhibit m(5)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (f)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Star Value Fund is incorporated by reference to exhibit m(6)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (g)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Star Worldwide Fund is incorporated by reference to exhibit m(7)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (h)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Government Securities Fund is incorporated by reference to exhibit m(8)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Government Securities Fund is incorporated by reference to exhibit m(8)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (i)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Strategic Income Fund is incorporated by reference to exhibit m(9)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (j)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Bond
                            Income Fund is incorporated by reference to exhibit m(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (k)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Municipal Income Fund is incorporated by reference to exhibit m(11)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Municipal Income Fund is incorporated by reference to exhibit m(11)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (l)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Small Cap Fund is incorporated by reference to exhibit m(12)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (m) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, dated December 1, 2000 is incorporated by reference to exhibit (n) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (n) Form of Rule 12b-1 Plan for class A shares of CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (10)(n) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

         (o)                Form of Rule 12b-1 Plan for class B shares of CDC

                            Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (10)(o) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

         (p) Form of Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (10)(p) to the Registrant's registration statement on Form N-14 filed on August 10, 2001.

(11)                        Opinion and Consent of Counsel.

                            Opinion and Consent of Ropes & Gray as to the legality of the securities being registered is filed herewith.

(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders

                            Opinion and Consent of Ropes & Gray supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement, to be filed by post-effective amendment.

(13)                        Other Material Contacts.

         (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CDC IXIS Asset Management Services, Inc. ("CIS", formerly Nvest Services Company, Inc.) is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (2) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Services Agreement dated November 1, 1999 is incorporated by reference to exhibit h(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3) Securities Lending Authorization Agreement and State Street Bank between the Registrant and its Series enumerated on schedule C thereto is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16,1999.


         (4) CDC IXIS Advisers fee waiver/Reimbursement Undertaking dated May 1, 2001 between Registrant on behalf of its named series and CDC IXIS Advisers is incorporated by reference to exhibit h(11) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (5) Administrative Services Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CIS is incorporated by reference to exhibit h(12) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (6) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(13) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (7) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(14)                        Other Opinions, Appraisals or Rulings.

                            Consents of PricewaterhouseCoopers LLP are filed herewith.

(15)                        Omitted Financial Statements

                            Not applicable.

(16)                        Powers of Attorney.

                            Powers of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Pendleton P. White granted to John M. Loder, John E. Pelletier and Thomas P. Cunningham are filed herewith.

(17)                        Additional Exhibits.

                            Form of Proxy is filed herewith.

(99)     (a)                Prospectus dated October 27, 2000 for shares of
                            Jurika & Voyles Fund Group. /1/

         (b) Statement of Additional Information dated October 27, 2000 of Jurika & Voyles Fund Group. /1/

         (c) Annual Report of Jurika & Voyles for the period ending June 30, 2001 Fund Group. /2/

         (d) Statement of Additional Information dated May 1, 2001 of CDC Nvest Funds Trust I. /3/

         (e) Statement of Additional Information dated May 1, 2001 of CDC Nvest Funds Trust III. /4/

         (f) Annual Report to Shareholders of CDC Balanced Fund for the period ended December 31, 2000. /5/

         (g) Semi-Annual Report to Shareholders of CDC Balanced Fund for the period ended June 30, 2001. /6/

/1/ Incorporated by Reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group, filed on October 27, 2000 (File No: 033-81754; Accession No.: 0000950147-00-001633).

/2/ Incorporated by Reference from the Annual Report on Form N-30D of CDC Jurika & Voyles Fund Group, filed on August 20, 2001 (File No: 811-08646; Accession No.: 0000912057-01-529381).

/3/ Incorporated by Reference from Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust I, filed on April 30, 2001 (File No: 002-98326; Accession No.:0000927016-01-500437).

/4/ Incorporated by Reference from Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust III, filed on April 30, 2001 (File No: 033-62061; Accession No.:0000927016-01-500442).

/5/ Incorporated by Reference from the Annual Report on Form-N-30D of CDC Nvest Funds Trust I, filed on March 7, 2001 File No.:811-04323; Accession
No.: 0001127563-01-000040).

/6/ Incorporated by Reference from the Semi-Annual Report on From N-30D of CDC Nvest Funds Trust I, filed on August 20, 2001 (File No.: 811-04323;
Accession No.: 0000950156-01-500316).

ITEM 17.  UNDERTAKINGS.

          (1) Registrant hereby agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) Pursuant to the requirements of Form N-14, the undersigned undertakes to file, by post-effective amendment to this registration statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement that is part of this registration statement within a reasonable time after receipt of such opinion.

                             CDC NVEST FUNDS TRUST I
                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 22nd day of August, 2001.

                                                CDC Nvest Funds Trust I

                                                By: PETER S. VOSS*
                                                --------------------------
                                                Peter S. Voss
                                                Chief Executive Officer

                                                *By: /s/ John E. Pelletier
                                                --------------------------
                                                John E. Pelletier
                                                Attorney-In-Fact**

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                 Title                                  Date
---------                                 -----                                  ----

PETER S. VOSS*
------------------------------------
Peter S. Voss                             Chairman of the Board;                 August 22, 2001
                                          Chief Executive Officer; Trustee


/s/ Thomas P. Cunningham
------------------------------------
Thomas P. Cunningham                      Treasurer                              August 22, 2001

GRAHAM T. ALLISON, JR.*
------------------------------------
Graham T. Allison, Jr.                    Trustee                                August 22, 2001

DANIEL M. CAIN*
------------------------------------
Daniel M. Cain                            Trustee                                August 22, 2001

KENNETH J. COWAN*
------------------------------------
Kenneth J. Cowan                          Trustee                                August 22, 2001

RICHARD DARMAN*
------------------------------------
Richard Darman                            Trustee                                August 22, 2001

JOHN T. HAILER*
------------------------------------
John T. Hailer                            President; Trustee                     August 22, 2001

SANDRA O. MOOSE*
------------------------------------
Sandra O. Moose                           Trustee                                August 22, 2001

JOHN A. SHANE*
------------------------------------
John A. Shane                             Trustee                                August 22, 2001

PENDLETON P. WHITE*
------------------------------------
Pendleton P. White                        Trustee                                August 22, 2001
                                                                            *By: /s/ John E. Pelletier
                                                                                 John E. Pelletier
                                                                                 -----------------
                                                                                 Attorney-In-Fact**
                                                                                 August 22, 2001

   ** Powers of Attorney are filed herewith as exhibit 16 to this registration statement.

                             CDC NVEST FUNDS TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 16 OF FORM N-14

    EXHIBIT      DESCRIPTION

  6(b)(xiv)      Form of Advisory Agreement for CDC Nvest Jurika & Voyles
                 Relative Value Fund

 6(c)(xxix)      Form of Sub-Advisory Agreement for CDC Nvest Jurika & Voyles
                 Relative Value Fund

     7(n) Form of Distribution Agreement for CDC Nvest Jurika & Voyles Relative Value Fund

     9(l) Form of Letter Agreement to Custodian for CDC Nvest Jurika & Voyles Relative Value Fund

      11         Opinion of Ropes & Gray

      14         Consent of PricewaterhouseCoopers LLP

      16         Powers of Attorney

      17         Form of Proxy Card


(99)     (a)                Prospectus dated October 27, 2000 for shares of
                            Jurika & Voyles Fund Group. /1/

         (b) Statement of Additional Information dated October 27, 2000 of Jurika & Voyles Fund Group. /1/

         (c) Annual Report of Jurika & Voyles for the period ending June 30, 2001 Fund Group. /2/

         (d) Statement of Additional Information dated May 1, 2001 of CDC Nvest Funds Trust I. /3/

         (e) Statement of Additional Information dated May 1, 2001 of CDC Nvest Funds Trust III. /4/

         (f) Annual Report to Shareholders of CDC Balanced Fund for the period ended December 31, 2000. /5/

         (g) Semi-Annual Report to Shareholders of CDC Balanced Fund for the period ended June 30, 2001. /6/

/1/ Incorporated by Reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group, filed on October 27, 2000 (File No: 033-81754; Accession No.: 0000950147-00-001633).

/2/ Incorporated by Reference from the Annual Report on Form N-30D of CDC Jurika & Voyles Fund Group, filed on August 20, 2001 (File No: 811-08646; Accession No.: 0000912057-01-529381).

/3/ Incorporated by Reference from Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust I, filed on April 30, 2001 (File No: 002-98326; Accession No.:0000927016-01-500437).

/4/ Incorporated by Reference from Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust III, filed on April 30, 2001 (File No: 033-62061; Accession No.:0000927016-01-500442).

/5/ Incorporated by Reference from the Annual Report on Form-N-30D of CDC Nvest Funds Trust I, filed on March 7, 2001 File No.:811-04323; Accession
No.: 0001127563-01-000040).

/6/ Incorporated by Reference from the Semi-Annual Report on From N-30D of CDC Nvest Funds Trust I, filed on August 20, 2001 (File No.: 811-04323;
Accession No.: 0000950156-01-500316).